MML Asset Momentum Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 24.4%

Common Stock — 24.4%
Communications — 2.2%
Internet — 0.8%
Rightmove PLC	35,000	$211,086
Media — 0.7%
Fox Corp. Class A	8,000	189,040
Telecommunications — 0.7%
NTT DOCOMO, Inc.	5,600	176,037
		576,163
Consumer, Cyclical — 3.8%
Distribution & Wholesale — 3.8%
Pool Corp.	5,100	1,003,527
Consumer, Non-cyclical — 2.2%
Health Care – Products — 0.7%
Advanced Medical Solutions Group PLC	54,682	170,243
Health Care – Services — 0.8%
Fresenius SE & Co. KGaA	5,900	221,714
Household Products & Wares — 0.7%
Henkel AG & Co. KGaA	2,000	150,714
Portmeirion Group PLC	5,600	23,645
		174,359
		566,316
Energy — 0.9%
Oil & Gas — 0.9%
Marathon Petroleum Corp.	10,000	236,200
Financial — 6.2%
Diversified Financial Services — 6.2%
Mastercard, Inc. Class A	5,300	1,280,268
Visa, Inc. Class A	2,200	354,464
		1,634,732
		1,634,732

Industrial — 4.7%
Building Materials — 0.3%
Breedon Group PLC (a)	88,437	74,176
Electronics — 2.9%
Halma PLC	17,600	418,152
Roper Technologies, Inc.	1,100	342,991
		761,143
Hand & Machine Tools — 0.6%
Schindler Holding AG	700	153,863
Machinery – Diversified — 0.9%
Keyence Corp.	800	258,172
		1,247,354
Technology — 4.4%
Computers — 3.4%
Fortinet, Inc. (a)	8,800	890,296
Software — 1.0%
EMIS Group PLC	11,800	153,274
Nexus AG	3,400	104,538
		257,812
		1,148,108
TOTAL COMMON STOCK (Cost $5,569,154)		6,412,400

TOTAL EQUITIES (Cost $5,569,154)		6,412,400

MML Asset Momentum Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 23.0%

U.S. Treasury Obligations — 23.0%
U.S. Treasury Bonds & Notes — 23.0%
U.S. Treasury Note
1.250% 3/31/21 (b)	$6,000,000	$6,066,359

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,966,406)		6,066,359

TOTAL BONDS & NOTES (Cost $5,966,406)		6,066,359

	Number of Shares
Mutual Funds — 58.0%
Diversified Financial Services — 58.0%
iShares MSCI Brazil Capped Index Fund (c)	36,000	848,160
iShares MSCI India ETF (c)	6,600	159,126
iShares MSCI Mexico ETF (c)	17,000	481,950
State Street Navigator Securities Lending Prime Portfolio (d)	6,234,013	6,234,013
Vanguard Short-Term Bond ETF (c)	57,000	4,684,260
Vanguard Total Stock Market ETF (c)	22,200	2,861,802
		15,269,311

TOTAL MUTUAL FUNDS (Cost $16,016,987)		15,269,311

TOTAL LONG-TERM INVESTMENTS (Cost $27,552,547)		27,748,070

	Principal Amount
Short-Term Investments — 15.3%
Repurchase Agreement — 15.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$4,027,681	4,027,681

TOTAL SHORT-TERM INVESTMENTS (Cost $4,027,681)		4,027,681

TOTAL INVESTMENTS — 120.7% (Cost $31,580,228) (f)		31,775,751

Other Assets/(Liabilities) — (20.7)%		(5,455,321)

NET ASSETS — 100.0%		$26,320,430

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open derivatives.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $6,661,482 or 25.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $578,221 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $4,027,681. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,111,395.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Nasdaq 100 E Mini Index	6/19/20	32	$5,055,449	$(72,249)
S&P 500 E Mini Index	6/19/20	111	14,896,230	(634,395)
				$(706,644)

MML Blend Fund — Portfolio of Investments

March 31, 2020 (Unaudited)
	Number of Shares	Value
Equities — 61.6%

Common Stock — 61.5%
Basic Materials — 0.9%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	2,475	$494,035
Celanese Corp.	5,200	381,628
CF Industries Holdings, Inc.	10,690	290,768
Dow, Inc.	13,006	380,295
DuPont de Nemours, Inc.	2,806	95,685
Eastman Chemical Co.	6,070	282,740
Ecolab, Inc.	2	312
Linde PLC	346	59,858
LyondellBasell Industries NV Class A	15,640	776,213
PPG Industries, Inc.	2,818	235,585
The Sherwin-Williams Co.	1,673	768,777
		3,765,896
Forest Products & Paper — 0.1%
International Paper Co.	18,987	591,065
Iron & Steel — 0.1%
Nucor Corp.	11,656	419,849
Mining — 0.1%
Freeport-McMoRan, Inc.	64	432
Newmont Corp.	16,870	763,874
		764,306
		5,541,116
Communications — 10.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	22,122	358,155
Omnicom Group, Inc.	8,147	447,271
		805,426
Internet — 6.3%
Alphabet, Inc. Class A (a)	4,750	5,519,262
Alphabet, Inc. Class C (a)	5,411	6,291,965
Amazon.com, Inc. (a)	7,500	14,622,900
Booking Holdings, Inc. (a)	1,511	2,032,779
CDW Corp.	6,080	567,082
eBay, Inc.	41,777	1,255,817
Expedia Group, Inc.	1,877	105,619
F5 Networks, Inc. (a)	1,400	149,282
Facebook, Inc. Class A (a)	47,000	7,839,600
Netflix, Inc. (a)	143	53,696
NortonLifeLock, Inc.	55	1,029
TripAdvisor, Inc.	37	643
Twitter, Inc. (a)	300	7,368
VeriSign, Inc. (a)	2,991	538,649
		38,985,691
Media — 1.1%
Charter Communications, Inc. Class A (a)	2,031	886,146
Comcast Corp. Class A	93,724	3,222,231
Discovery, Inc. Class A (a) (b)	16,400	318,816
Discovery, Inc. Class C (a)	9,043	158,614
DISH Network Corp. Class A (a)	6,600	131,934
Fox Corp. Class A	14,622	345,518
Fox Corp. Class B	2,700	61,776
News Corp. Class A	66	592
ViacomCBS, Inc. Class B	20,143	282,203
The Walt Disney Co.	11,166	1,078,636
		6,486,466
Telecommunications — 2.5%
AT&T, Inc.	97,326	2,837,053
CenturyLink, Inc.	27,928	264,199
Cisco Systems, Inc.	144,142	5,666,222
Corning, Inc.	8,167	167,750
Juniper Networks, Inc.	7,289	139,512
Motorola Solutions, Inc.	2,107	280,062
Verizon Communications, Inc.	113,955	6,122,802
		15,477,600
		61,755,183
Consumer, Cyclical — 4.9%
Airlines — 0.3%
Alaska Air Group, Inc.	300	8,541
American Airlines Group, Inc.	2,200	26,818
Delta Air Lines, Inc.	23,200	661,896
Southwest Airlines Co.	27,183	967,987
United Airlines Holdings, Inc. (a)	11,700	369,135
		2,034,377
Apparel — 0.4%
Capri Holdings Ltd. (a)	2,800	30,212
Hanesbrands, Inc. (b)	34,000	267,580
NIKE, Inc. Class B	17,884	1,479,722
PVH Corp.	1,620	60,977
Ralph Lauren Corp.	2,960	197,817
Tapestry, Inc.	6,220	80,549
Under Armour, Inc. Class C (a)	1,900	15,314
VF Corp.	2,200	118,976
		2,251,147
Auto Manufacturers — 0.5%
Cummins, Inc.	5,555	751,702
Ford Motor Co.	74,313	358,932
General Motors Co.	53,400	1,109,652
PACCAR, Inc.	12,722	777,696
		2,997,982

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.	4,800	$116,976
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	4,400	301,488
Fastenal Co.	164	5,125
W.W. Grainger, Inc.	1,072	266,392
		573,005
Home Builders — 0.1%
D.R. Horton, Inc.	4,747	161,398
PulteGroup, Inc.	8,173	182,421
		343,819
Home Furnishings — 0.0%
Leggett & Platt, Inc.	86	2,295
Whirlpool Corp.	2,993	256,799
		259,094
Housewares — 0.0%
Newell Brands, Inc.	4,600	61,088

Leisure Time — 0.0%
Harley-Davidson, Inc.	3,302	62,507
Norwegian Cruise Line Holdings Ltd. (a)	1,300	14,248
Royal Caribbean Cruises Ltd.	610	19,624
		96,379
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	12,700	866,648
Las Vegas Sands Corp.	9,000	382,230
Marriott International, Inc. Class A	6,081	454,920
Wynn Resorts Ltd.	8	481
		1,704,279
Retail — 3.2%
Advance Auto Parts, Inc.	1,010	94,253
AutoZone, Inc. (a)	464	392,544
Best Buy Co., Inc.	13,192	751,944
Costco Wholesale Corp.	530	151,119
Darden Restaurants, Inc.	2,654	144,537
Dollar General Corp.	3,780	570,818
Dollar Tree, Inc. (a)	48	3,526
The Gap, Inc. (b)	10,990	77,369
Genuine Parts Co.	3,264	219,765
The Home Depot, Inc.	23,487	4,385,258
Kohl's Corp.	8,530	124,453
L Brands, Inc.	2,200	25,432
Lowe's Cos., Inc.	39,115	3,365,846
Macy's, Inc. (b)	10,351	50,823
McDonald's Corp.	3,300	545,655
Nordstrom, Inc. (b)	10,308	158,125
O'Reilly Automotive, Inc. (a)	3,743	1,126,830
Ross Stores, Inc.	10,104	878,745
Starbucks Corp.	11,254	739,838
Target Corp.	17,286	1,607,079
Tiffany & Co.	802	103,859
The TJX Cos., Inc.	25,112	1,200,605
Walgreens Boots Alliance, Inc.	10,857	496,708
Walmart, Inc.	19,862	2,256,720
Yum! Brands, Inc.	3,675	251,848
		19,723,699
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,791	199,696
		30,361,541
Consumer, Non-cyclical — 14.3%
Agriculture — 0.9%
Altria Group, Inc.	74,259	2,871,595
Archer-Daniels-Midland Co.	92	3,237
Philip Morris International, Inc.	31,986	2,333,699
		5,208,531
Beverages — 1.1%
Brown-Forman Corp. Class B (b)	15	833
The Coca-Cola Co.	73,030	3,231,577
Constellation Brands, Inc. Class A	542	77,701
Molson Coors Beverage Co. Class B	1,500	58,515
Monster Beverage Corp. (a)	8,400	472,584
PepsiCo, Inc.	21,770	2,614,577
		6,455,787
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	8,440	757,828
Amgen, Inc.	23,671	4,798,822
Biogen, Inc. (a)	9,472	2,996,751
Corteva, Inc.	6	141
Gilead Sciences, Inc.	46,910	3,506,992
Illumina, Inc. (a)	20	5,462
Incyte Corp. (a)	2,900	212,367
Regeneron Pharmaceuticals, Inc. (a)	2,090	1,020,526
Vertex Pharmaceuticals, Inc. (a)	1,250	297,437
		13,596,326

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.8%
Automatic Data Processing, Inc.	1,889	$258,189
Cintas Corp.	2,378	411,917
Equifax, Inc.	2	239
Gartner, Inc. (a)	110	10,953
Global Payments, Inc.	2	288
H&R Block, Inc. (b)	26,163	368,375
Moody's Corp.	5,040	1,065,960
Nielsen Holdings PLC	23,400	293,436
PayPal Holdings, Inc. (a)	7	670
Quanta Services, Inc.	2,013	63,872
Robert Half International, Inc.	10,626	401,131
S&P Global, Inc.	6,358	1,558,028
United Rentals, Inc. (a)	3,220	331,338
Verisk Analytics, Inc.	2,720	379,114
		5,143,510
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	20,806	1,380,686
The Estee Lauder Cos., Inc. Class A	1,570	250,164
The Procter & Gamble Co.	44,419	4,886,090
		6,516,940
Foods — 0.7%
Campbell Soup Co.	11,724	541,180
Conagra Brands, Inc.	7,774	228,089
General Mills, Inc.	19,062	1,005,902
The Hershey Co.	4,287	568,028
Hormel Foods Corp.	3,232	150,740
The J.M. Smucker Co.	845	93,795
Kellogg Co.	28	1,680
The Kraft Heinz Co.	4,958	122,661
The Kroger Co.	24,258	730,651
McCormick & Co., Inc.	91	12,850
Mondelez International, Inc. Class A	1,675	83,884
Sysco Corp.	15,134	690,564
Tyson Foods, Inc. Class A	5,401	312,556
		4,542,580
Health Care – Products — 0.6%
Abbott Laboratories	1	79
Align Technology, Inc. (a)	1,370	238,311
Baxter International, Inc.	7,561	613,878
The Cooper Cos., Inc.	1,240	341,831
Danaher Corp.	86	11,903
Dentsply Sirona, Inc.	56	2,174
Edwards Lifesciences Corp. (a)	1,750	330,085
Henry Schein, Inc. (a)	500	25,260
IDEXX Laboratories, Inc. (a)	1,830	443,299
Intuitive Surgical, Inc. (a)	8	3,962
Medtronic PLC	1,520	137,074
ResMed, Inc.	2,160	318,146
Stryker Corp.	2,780	462,842
Thermo Fisher Scientific, Inc.	2,281	646,892
Varian Medical Systems, Inc. (a)	7	719
Zimmer Biomet Holdings, Inc.	5	505
		3,576,960
Health Care – Services — 1.2%
Anthem, Inc.	5,476	1,243,271
Centene Corp. (a)	2,120	125,949
DaVita, Inc. (a)	7,630	580,338
HCA Healthcare, Inc.	9,790	879,631
Humana, Inc.	2,144	673,259
Laboratory Corp. of America Holdings (a)	2	253
Quest Diagnostics, Inc.	3,309	265,713
UnitedHealth Group, Inc.	13,984	3,487,330
Universal Health Services, Inc. Class B	50	4,954
		7,260,698
Household Products & Wares — 0.5%
Avery Dennison Corp.	1,915	195,081
Church & Dwight Co., Inc.	3,400	218,212
The Clorox Co.	4,243	735,100
Kimberly-Clark Corp.	17,005	2,174,429
		3,322,822
Pharmaceuticals — 5.2%
AbbVie, Inc.	58,722	4,474,029
Allergan PLC	1,250	221,375
AmerisourceBergen Corp.	6,507	575,870
Becton Dickinson and Co.	2	460
Bristol-Myers Squibb Co.	64,243	3,580,905
Cardinal Health, Inc.	5,978	286,585
Cigna Corp. (a)	2,803	496,636
CVS Health Corp.	9,301	551,828
Eli Lilly & Co.	39,264	5,446,702
Johnson & Johnson	49,892	6,542,338
McKesson Corp.	11,605	1,569,692
Merck & Co., Inc.	49,383	3,799,528
Mylan NV (a)	18,547	276,536
Pfizer, Inc.	114,441	3,735,354
Zoetis, Inc.	4,890	575,504
		32,133,342
		87,757,496
Energy — 1.2%
Oil & Gas — 1.2%
Apache Corp.	21	88
Cabot Oil & Gas Corp.	30,148	518,244
Chevron Corp.	9,038	654,894
Cimarex Energy Co.	1,900	31,977
ConocoPhillips	12,539	386,201
Devon Energy Corp.	6,447	44,549
Diamondback Energy, Inc.	2,460	64,452
EOG Resources, Inc.	5,478	196,770
Exxon Mobil Corp.	36,397	1,381,994
Helmerich & Payne, Inc.	60	939
Hess Corp.	3,032	100,966
HollyFrontier Corp.	13,000	318,630
Marathon Oil Corp.	7,327	24,106
Marathon Petroleum Corp.	38,100	899,922
Noble Energy, Inc.	56	338
Occidental Petroleum Corp.	629	7,284
Phillips 66	25,579	1,372,313
Pioneer Natural Resources Co.	1	70
Valero Energy Corp.	23,240	1,054,166
		7,057,903

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.0%
Baker Hughes Co.	31	$325
Halliburton Co.	16,867	115,539
National Oilwell Varco, Inc.	1,094	10,754
Schlumberger Ltd.	4,531	61,123
TechnipFMC PLC	40	270
		188,011
Pipelines — 0.0%
Kinder Morgan, Inc.	238	3,313
The Williams Cos., Inc.	48	679
		3,992
		7,249,906
Financial — 9.2%
Banks — 3.4%
Bank of America Corp.	135,398	2,874,500
The Bank of New York Mellon Corp.	35,507	1,195,876
Citigroup, Inc.	65,551	2,761,008
Citizens Financial Group, Inc.	5,900	110,979
Comerica, Inc.	5,821	170,788
Fifth Third Bancorp	11,821	175,542
The Goldman Sachs Group, Inc.	4,840	748,216
Huntington Bancshares, Inc.	6,800	55,828
JP Morgan Chase & Co.	65,732	5,917,852
KeyCorp	32,764	339,763
M&T Bank Corp.	2,545	263,229
Morgan Stanley	56,497	1,920,898
Northern Trust Corp.	3,459	261,016
The PNC Financial Services Group, Inc.	7,688	735,895
Regions Financial Corp.	26,715	239,634
State Street Corp.	6,576	350,303
SVB Financial Group (a)	2,100	317,268
Truist Financial Corp.	14,044	433,117
US Bancorp	21,902	754,524
Wells Fargo & Co.	38,816	1,114,019
Zions Bancorp NA	2,041	54,617
		20,794,872
Diversified Financial Services — 2.8%
Alliance Data Systems Corp.	3,580	120,467
American Express Co.	5,839	499,877
Ameriprise Financial, Inc.	7,456	764,091
BlackRock, Inc.	1,450	637,956
Capital One Financial Corp.	9,452	476,570
The Charles Schwab Corp.	21,112	709,785
Discover Financial Services	17,183	612,918
E*TRADE Financial Corp.	5,561	190,853
Franklin Resources, Inc.	5,387	89,909
Intercontinental Exchange, Inc.	1,115	90,036
Invesco Ltd.	14,412	130,861
Jefferies Financial Group, Inc.	37	506
Mastercard, Inc. Class A	26,510	6,403,756
Nasdaq, Inc.	45	4,273
Raymond James Financial, Inc.	3,900	246,480
Synchrony Financial	39,200	630,728
T. Rowe Price Group, Inc.	4,706	459,541
Visa, Inc. Class A	28,692	4,622,855
The Western Union Co. (b)	21,188	384,138
		17,075,600
Insurance — 1.6%
Aflac, Inc.	14,844	508,259
The Allstate Corp.	4,235	388,477
American International Group, Inc.	11,446	277,565
Aon PLC	3,445	568,563
Assurant, Inc.	96	9,993
Berkshire Hathaway, Inc. Class B (a)	21,606	3,950,225
Chubb Ltd.	4,088	456,589
Cincinnati Financial Corp.	39	2,943
Everest Re Group Ltd.	20	3,848
Globe Life, Inc.	3,282	236,206
The Hartford Financial Services Group, Inc.	5,152	181,556
Lincoln National Corp.	6,951	182,950
Loews Corp.	783	27,272
Marsh & McLennan Cos., Inc.	1,103	95,365
MetLife, Inc.	32,190	984,048
Principal Financial Group, Inc.	8,129	254,763
The Progressive Corp.	11,614	857,578
Prudential Financial, Inc.	8,037	419,049
The Travelers Cos., Inc.	4,097	407,037
Unum Group	16,131	242,126
		10,054,412
Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	8,087	304,961

Real Estate Investment Trusts (REITS) — 1.4%
Alexandria Real Estate Equities, Inc.	120	16,447
American Tower Corp.	13,019	2,834,887
Apartment Investment & Management Co. Class A	82	2,882
AvalonBay Communities, Inc.	2,081	306,261
Boston Properties, Inc.	3,793	349,828
Crown Castle International Corp.	1,450	209,380
Digital Realty Trust, Inc. (b)	280	38,895
Duke Realty Corp.	9,000	291,420
Equinix, Inc.	300	187,371
Equity Residential	756	46,653
Essex Property Trust, Inc.	180	39,643
Extra Space Storage, Inc.	4,090	391,658
Healthpeak Properties, Inc.	935	22,300
Host Hotels & Resorts, Inc.	43,337	478,441
Iron Mountain, Inc. (b)	48	1,142
Kimco Realty Corp.	15,067	145,698
The Macerich Co. (b)	6,000	33,780
Mid-America Apartment Communities, Inc.	2,190	225,636
Prologis, Inc.	12,838	1,031,790
Public Storage	3,103	616,287
Realty Income Corp.	700	34,902
Regency Centers Corp.	3,900	149,877
Simon Property Group, Inc.	15,305	839,632
SL Green Realty Corp.	2,790	120,249
UDR, Inc.	200	7,308
Ventas, Inc.	925	24,790
Vornado Realty Trust	1,373	49,716
Welltower, Inc.	1,500	68,670
Weyerhaeuser Co.	26	441
		8,565,984

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.0%
People's United Financial, Inc.	1,751	$19,349
		56,815,178
Industrial — 4.3%
Aerospace & Defense — 1.0%
The Boeing Co.	72	10,738
General Dynamics Corp.	602	79,651
Howmet Aerospace, Inc.	5,408	86,852
L3 Harris Technologies, Inc.	1,161	209,119
Lockheed Martin Corp.	11,970	4,057,232
Northrop Grumman Corp.	2,658	804,178
Raytheon Co.	3,309	433,975
edeRaytheon Technologies Corp.	2,493	235,165
		5,916,910
Building Materials — 0.1%
Johnson Controls International PLC	2,565	69,153
Masco Corp.	9,825	339,650
Vulcan Materials Co.	5	540
		409,343
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	2,500	180,050
Emerson Electric Co.	12,269	584,618
		764,668
Electronics — 0.8%
Agilent Technologies, Inc.	63	4,512
Allegion PLC	1,633	150,269
Amphenol Corp. Class A	4,874	355,217
FLIR Systems, Inc.	2,852	90,950
Fortive Corp.	5,878	324,407
Garmin Ltd.	2,100	157,416
Honeywell International, Inc.	13,402	1,793,053
Keysight Technologies, Inc. (a)	4,500	376,560
Mettler-Toledo International, Inc. (a)	760	524,788
PerkinElmer, Inc.	20	1,506
Roper Technologies, Inc.	663	206,730
TE Connectivity Ltd.	8,500	535,330
Waters Corp. (a)	1,540	280,357
		4,801,095
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	820	65,001
Environmental Controls — 0.2%
Pentair PLC	2,523	75,084
Republic Services, Inc.	337	25,295
Waste Management, Inc.	9,373	867,565
		967,944
Hand & Machine Tools — 0.0%
Snap-on, Inc.	1,171	127,428
Stanley Black & Decker, Inc.	9	900
		128,328
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	15,845	1,838,654

Machinery – Diversified — 0.2%
Dover Corp.	1,303	109,374
Flowserve Corp.	1,870	44,675
Ingersoll Rand, Inc. (a)	344	8,531
Rockwell Automation, Inc.	6,753	1,019,095
Xylem, Inc.	55	3,582
		1,185,257
Miscellaneous - Manufacturing — 0.8%
3M Co.	14,052	1,918,238
Eaton Corp. PLC	7,366	572,265
General Electric Co.	2,586	20,533
Illinois Tool Works, Inc.	15,815	2,247,628
Parker-Hannifin Corp.	2,268	294,228
Textron, Inc.	3,372	89,931
Trane Technologies PLC	390	32,210
		5,175,033
Packaging & Containers — 0.1%
Ball Corp.	4	259
Packaging Corp. of America	5,550	481,906
Sealed Air Corp.	53	1,310
WestRock Co.	7,467	211,017
		694,492
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,110	202,253

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	2,520	166,824
CSX Corp.	19,307	1,106,291
Expeditors International of Washington, Inc.	126	8,407
Norfolk Southern Corp.	3	438
Union Pacific Corp.	11,252	1,586,982
United Parcel Service, Inc. Class B	17,960	1,677,823
		4,546,765
		26,695,743

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 15.0%
Computers — 5.2%
Accenture PLC Class A	15,660	$2,556,652
Apple, Inc.	83,287	21,179,051
Cognizant Technology Solutions Corp. Class A	14,656	681,064
DXC Technology Co.	7,579	98,906
Fortinet, Inc. (a)	2,720	275,182
Hewlett Packard Enterprise Co.	50,874	493,986
HP, Inc.	44,074	765,125
International Business Machines Corp.	38,390	4,258,603
Leidos Holdings, Inc.	5,000	458,250
NetApp, Inc.	8,998	375,127
Seagate Technology PLC	8,800	429,440
Western Digital Corp.	7,147	297,458
		31,868,844
Office & Business Equipment — 0.0%
Xerox Holdings Corp.	5,736	108,640

Semiconductors — 3.7%
Analog Devices, Inc.	1,072	96,105
Applied Materials, Inc.	35,339	1,619,233
Broadcom, Inc.	7,049	1,671,318
Intel Corp.	132,123	7,150,497
KLA Corp.	5,439	781,802
Lam Research Corp.	6,193	1,486,320
Maxim Integrated Products, Inc.	6,600	320,826
Microchip Technology, Inc. (b)	21	1,424
Micron Technology, Inc. (a)	29,817	1,254,103
NVIDIA Corp.	2,256	594,682
QUALCOMM, Inc.	59,100	3,998,115
Skyworks Solutions, Inc.	5,940	530,917
Texas Instruments, Inc.	29,594	2,957,328
Xilinx, Inc.	5,996	467,328
		22,929,998
Software — 6.1%
Activision Blizzard, Inc.	200	11,896
Adobe, Inc. (a)	3,600	1,145,664
Akamai Technologies, Inc. (a)	2,026	185,359
Autodesk, Inc. (a)	7	1,093
Broadridge Financial Solutions, Inc.	720	68,277
Cadence Design Systems, Inc. (a)	10,500	693,420
Cerner Corp.	4,300	270,857
Citrix Systems, Inc.	4,937	698,832
Electronic Arts, Inc. (a)	14,107	1,413,098
Fidelity National Information Services, Inc.	540	65,686
Fiserv, Inc. (a)	502	47,685
Intuit, Inc.	6,190	1,423,700
Microsoft Corp.	158,395	24,980,475
MSCI, Inc.	1,700	491,232
Oracle Corp.	101,957	4,927,582
Paychex, Inc.	5,864	368,963
salesforce.com, Inc. (a)	4	576
Synopsys, Inc. (a)	2,630	338,718
		37,133,113
		92,040,595
Utilities — 1.7%
Electric — 1.7%
AES Corp.	48,287	656,703
Alliant Energy Corp.	5,400	260,766
Ameren Corp.	4,060	295,690
American Electric Power Co., Inc.	2,485	198,750
CenterPoint Energy, Inc.	4,131	63,824
CMS Energy Corp.	1,103	64,801
Consolidated Edison, Inc.	1,282	99,996
Dominion Energy, Inc.	6,647	479,847
DTE Energy Co.	3,020	286,809
Duke Energy Corp.	6,190	500,647
Edison International	826	45,257
Entergy Corp.	648	60,893
Evergy, Inc.	5,300	291,765
Eversource Energy	812	63,507
Exelon Corp.	22,140	814,973
FirstEnergy Corp.	19,380	776,557
NextEra Energy, Inc.	1,350	324,837
NRG Energy, Inc.	28,600	779,636
Pinnacle West Capital Corp.	1,396	105,803
PPL Corp.	41,918	1,034,536
Public Service Enterprise Group, Inc.	9,924	445,687
Sempra Energy	1,781	201,235
The Southern Co.	41,922	2,269,657
WEC Energy Group, Inc.	4,542	400,286
Xcel Energy, Inc.	2,172	130,972
		10,653,434
Gas — 0.0%
NiSource, Inc.	713	17,803
Water — 0.0%
American Water Works Co., Inc.	380	45,433
		10,716,670
TOTAL COMMON STOCK (Cost $323,817,045)		378,933,428

Preferred Stock — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%
5.100% VRN	20,000	487,200

TOTAL PREFERRED STOCK (Cost $500,000)		487,200

TOTAL EQUITIES (Cost $324,317,045)		379,420,628

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 37.8%

Corporate Debt — 13.0%
Aerospace & Defense — 0.0%
United Technologies Corp.
6.125% 7/15/38	$80,000	$114,963
Agriculture — 0.3%
BAT Capital Corp.
4.758% 9/06/49	110,000	103,857
Bunge Ltd. Finance Corp.
3.250% 8/15/26	262,000	237,621
4.350% 3/15/24	350,000	342,265
Imperial Brands Finance PLC
3.875% 7/26/29 (c)	631,000	590,081
Reynolds American, Inc.
4.450% 6/12/25	245,000	246,463
5.850% 8/15/45	220,000	236,313
		1,756,600
Airlines — 0.1%
American Airlines Group, Inc.
5.000% 6/01/22 (c)	511,000	410,078
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	25,096	23,494
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	260,153	253,075
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	82,760	71,695
		758,342
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
3.087% 1/09/23	320,000	294,400
3.336% 3/18/21	400,000	383,920
3.810% 1/09/24	450,000	407,250
4.140% 2/15/23	465,000	430,962
4.375% 8/06/23	475,000	431,822
General Motors Co.
4.200% 10/01/27	215,000	177,654
5.150% 4/01/38	130,000	94,019
General Motors Financial Co., Inc.
3.500% 11/07/24	490,000	431,129
4.150% 6/19/23	582,000	529,386
4.200% 11/06/21	301,000	287,288
Hyundai Capital America
2.850% 11/01/22 (c)	385,000	375,963
		3,843,793
Banks — 1.7%
Associated Banc-Corp.
4.250% 1/15/25	494,000	508,747
Bank of America Corp.
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	175,000	183,124
4.183% 11/25/27	255,000	263,584
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	200,000	229,998
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	100,000	108,106
4.750% 4/21/45	125,000	142,008
6.110% 1/29/37	220,000	282,637
7.750% 5/14/38	95,000	140,340
The Bank of Nova Scotia
4.500% 12/16/25	200,000	205,483
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	715,000	546,081
Barclays Bank PLC
10.179% 6/12/21 (c)	440,000	470,054
Barclays PLC
3 mo. USD LIBOR + 1.380% 3.072% FRN 5/16/24	345,000	303,809
4.337% 1/10/28	260,000	264,299
Citigroup, Inc.
3.875% 3/26/25	387,000	392,304
8.125% 7/15/39	90,000	141,169
Credit Suisse AG
6.500% 8/08/23 (c)	350,000	355,103
Deutsche Bank AG
3.150% 1/22/21	428,000	418,134
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	495,000	504,014
First Republic Bank
4.375% 8/01/46	935,000	994,497
Fulton Financial Corp.
3.600% 3/16/22	230,000	231,738
The Goldman Sachs Group, Inc.
4.250% 10/21/25	100,000	103,082
5.950% 1/15/27	212,000	240,053
6.250% 2/01/41	60,000	80,756
6.750% 10/01/37	200,000	264,753
HSBC Holdings PLC
4.250% 3/14/24	200,000	205,232
ING Groep NV
3.550% 4/09/24	290,000	291,400
JP Morgan Chase & Co.
5.600% 7/15/41	195,000	259,168
Morgan Stanley
4.350% 9/08/26	775,000	820,935
5.000% 11/24/25	275,000	301,052
SVB Financial Group
3.500% 1/29/25	400,000	402,884
Truist Bank
2.250% 3/11/30	320,000	292,593
Valley National Bancorp
5.125% 9/27/23	245,000	255,710
Wells Fargo & Co.
5.375% 11/02/43	159,000	186,391
5.606% 1/15/44	110,000	131,687
		10,520,925
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	825,000	898,560
Molson Coors Beverage Co.
4.200% 7/15/46	285,000	254,763
5.000% 5/01/42	60,000	58,168
		1,211,491

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.1%
Standard Industries, Inc.
5.000% 2/15/27 (c)	$771,000	$701,610
5.500% 2/15/23 (c)	78,000	75,270
		776,880
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	365,000	409,973
Huntsman International LLC
5.125% 11/15/22	197,000	201,925
LYB International Finance BV
5.250% 7/15/43	175,000	178,420
Syngenta Finance NV
3.698% 4/24/20 (c)	410,000	409,212
4.441% 4/24/23 (c)	400,000	376,815
Yara International ASA
4.750% 6/01/28 (c)	745,000	751,331
		2,327,676
Commercial Services — 0.2%
The ADT Security Corp.
6.250% 10/15/21	1,122,000	1,096,755
ERAC USA Finance LLC
6.700% 6/01/34 (c)	78,000	101,072
		1,197,827
Computers — 0.3%
Dell International LLC/EMC Corp.
6.020% 6/15/26 (c)	616,000	635,762
Genpact Luxembourg Sarl
3.375% 12/01/24	770,000	773,162
3.700% STEP 4/01/22	360,000	366,471
		1,775,395
Diversified Financial Services — 0.9%
Aircastle Ltd.
4.400% 9/25/23	190,000	181,700
5.000% 4/01/23	525,000	512,559
Ally Financial, Inc.
4.125% 2/13/22	375,000	360,821
Antares Holdings LP
6.000% 8/15/23 (c)	495,000	509,851
Ares Finance Co. LLC
4.000% 10/08/24 (c)	355,000	350,735
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	310,000	243,112
Brookfield Finance, Inc.
4.850% 3/29/29	433,000	459,381
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	200,000	213,416
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	325,000	209,300
Lazard Group LLC
3.625% 3/01/27	184,000	184,434
3.750% 2/13/25	160,000	157,797
4.500% 9/19/28	285,000	285,739
LeasePlan Corp. NV
2.875% 10/24/24 (c)	345,000	337,954
Legg Mason, Inc.
5.625% 1/15/44	175,000	185,880
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	250,000	216,861
5.250% 8/15/22 (c)	1,375,000	1,242,472
		5,652,012
Electric — 0.7%
Avangrid, Inc.
3.800% 6/01/29	367,000	375,263
The Cleveland Electric Illuminating Co.
3.500% 4/01/28 (c)	155,000	145,800
CMS Energy Corp.
4.700% 3/31/43	115,000	124,407
4.875% 3/01/44	390,000	421,126
Entergy Louisiana LLC
4.950% 1/15/45	165,000	174,409
IPALCO Enterprises, Inc.
3.450% 7/15/20	615,000	614,907
3.700% 9/01/24	170,000	176,185
Metropolitan Edison Co.
4.300% 1/15/29 (c)	328,000	342,303
Nevada Power Co.
6.650% 4/01/36	135,000	178,430
Oncor Electric Delivery Co.
7.500% 9/01/38	40,000	60,947
Pennsylvania Electric Co.
4.150% 4/15/25 (c)	295,000	292,279
Potomac Electric Power Co.
4.150% 3/15/43	350,000	382,555
Puget Energy, Inc.
3.650% 5/15/25	350,000	342,208
Southwestern Electric Power Co.
6.200% 3/15/40	180,000	237,687
Xcel Energy, Inc.
6.500% 7/01/36	390,000	508,944
		4,377,450
Electronics — 0.0%
Ingram Micro, Inc.
5.450% STEP 12/15/24	203,000	165,738

Foods — 0.2%
Ingredion, Inc.
3.200% 10/01/26	155,000	166,137
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (c)	174,000	179,655
Kraft Heinz Foods Co.
3.950% 7/15/25	560,000	557,305
Mars, Inc.
3.950% 4/01/49 (c)	415,000	449,642
		1,352,739

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	$250,000	$230,877
Gas — 0.1%
NiSource, Inc.
4.800% 2/15/44	385,000	388,528
5.800% 2/01/42	175,000	194,597
		583,125
Health Care – Services — 0.1%
Advocate Health & Hospitals Corp.
3.829% 8/15/28	165,000	181,042
Humana, Inc.
4.800% 3/15/47	125,000	139,291
		320,333
Home Builders — 0.0%
Lennar Corp.
4.750% 5/30/25	200,000	191,000
Housewares — 0.1%
Newell Brands, Inc.
4.100% STEP 4/01/23	528,000	535,893
Insurance — 1.6%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	990,000	881,100
American International Group, Inc.
4.200% 4/01/28	210,000	216,387
4.500% 7/16/44	200,000	202,811
4.750% 4/01/48	75,000	79,152
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	625,000	547,000
AmTrust Financial Services, Inc.
6.125% 8/15/23	775,000	765,461
Arch Capital Group US, Inc.
5.144% 11/01/43	170,000	209,350
Athene Global Funding
2.500% 1/14/25 (c)	630,000	593,433
Athene Holding Ltd.
4.125% 1/12/28	1,255,000	1,133,394
AXIS Specialty Finance LLC
3.900% 7/15/29	155,000	160,436
5 year CMT + 3.186% 4.900% VRN 1/15/40	300,000	258,000
AXIS Specialty Finance PLC
4.000% 12/06/27	665,000	697,002
Brown & Brown, Inc.
4.200% 9/15/24	246,000	259,445
CNO Financial Group, Inc.
5.250% 5/30/25	590,000	613,969
Enstar Group Ltd.
4.500% 3/10/22	370,000	369,048
Markel Corp.
3.350% 9/17/29	130,000	122,597
The Progressive Corp. 3 mo. USD LIBOR + 2.539%
5.375% VRN (d)	375,000	317,445
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	225,000	211,433
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (b)	480,000	444,000
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	125,000	121,250
USF&G Capital I
8.500% 12/15/45 (c)	150,000	222,633
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	180,000	147,600
Willis North America, Inc.
2.950% 9/15/29	180,000	170,908
4.500% 9/15/28	480,000	527,363
XLIT Ltd.
4.450% 3/31/25	483,000	498,811
		9,770,028
Internet — 0.1%
Amazon.com, Inc.
4.050% 8/22/47	325,000	423,452
Investment Companies — 0.5%
Ares Capital Corp.
3.500% 2/10/23	710,000	634,527
BlackRock TCP Capital Corp.
3.900% 8/23/24	850,000	782,270
4.125% 8/11/22	470,000	482,145
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 2/01/22	550,000	551,375
TPG Specialty Lending, Inc.
3.875% 11/01/24	805,000	710,127
		3,160,444
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.250% 8/10/26	275,000	297,006
6.875% 11/21/36	230,000	255,417
		552,423
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC
3.875% 10/15/21	700,000	696,344
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (c)	200,000	200,520
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	225,000	271,422
Comcast Corp.
3.400% 7/15/46	220,000	237,709
3.450% 2/01/50	315,000	345,116
3.969% 11/01/47	135,000	153,536
4.750% 3/01/44	190,000	241,289
Discovery Communications LLC
3.950% 3/20/28	349,000	342,133
5.000% 9/20/37	160,000	155,406
Grupo Televisa SAB
6.625% 3/18/25	495,000	544,828
Time Warner Cable, Inc.
6.750% 6/15/39	110,000	124,563
		2,616,522

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.3%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (c)	$149,000	$119,657
Glencore Funding LLC
3.875% 10/27/27 (c)	160,000	142,694
4.625% 4/29/24 (c)	600,000	548,700
Kinross Gold Corp.
4.500% 7/15/27	166,000	156,241
5.125% 9/01/21	650,000	651,625
Teck Resources Ltd.
6.000% 8/15/40	200,000	171,456
		1,790,373
Miscellaneous - Manufacturing — 0.0%
Carlisle Cos., Inc.
2.750% 3/01/30	265,000	231,312
General Electric Co.
4.125% 10/09/42	42,000	39,650
		270,962
Oil & Gas — 0.6%
Cenovus Energy, Inc.
4.250% 4/15/27	275,000	134,664
6.750% 11/15/39	100,000	48,432
Diamondback Energy, Inc.
3.250% 12/01/26	250,000	176,391
EQT Corp.
3.000% 10/01/22	340,000	283,900
3.900% 10/01/27	1,090,000	751,773
6.125% STEP 2/01/25	395,000	304,189
Marathon Petroleum Corp.
4.500% 4/01/48	85,000	61,277
4.750% 9/15/44	100,000	76,029
6.500% 3/01/41	170,000	157,628
Newfield Exploration Co.
5.625% 7/01/24	250,000	134,161
5.750% 1/30/22	417,000	283,907
Occidental Petroleum Corp.
6.450% 9/15/36	250,000	119,748
6.600% 3/15/46	257,000	119,940
Ovintiv, Inc.
6.500% 2/01/38	80,000	34,739
Patterson-UTI Energy, Inc.
3.950% 2/01/28	410,000	160,778
Petroleos Mexicanos
5.350% 2/12/28	190,000	132,527
6.375% 1/23/45	80,000	50,592
6.500% 3/13/27	60,000	44,261
6.625% 6/15/38	37,000	24,235
Saudi Arabian Oil Co.
4.250% 4/16/39 (c)	495,000	490,094
		3,589,265
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.
3.600% 12/01/29	285,000	212,757
3.950% 12/01/42	366,000	229,259
		442,016
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
3.625% 4/28/26 (c)	715,000	743,006
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.050% 11/21/39 (c)	240,000	246,866
4.700% 5/14/45	490,000	550,363
Allergan Funding SCS
3.800% 3/15/25	300,000	307,153
Becton Dickinson and Co.
4.685% 12/15/44	225,000	236,430
Bristol-Myers Squibb Co.
4.350% 11/15/47 (c)	200,000	251,854
Cigna Corp.
4.800% 7/15/46 (c)	195,000	230,627
CVS Health Corp.
4.300% 3/25/28	250,000	267,411
5.050% 3/25/48	230,000	262,782
6.125% 9/15/39	175,000	219,429
CVS Pass-Through Trust
5.926% 1/10/34 (c)	249,429	284,340
McKesson Corp.
4.883% 3/15/44	60,000	67,391
6.000% 3/01/41	125,000	159,032
Mylan NV
3.950% 6/15/26	495,000	488,485
5.250% 6/15/46	320,000	305,370
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	232,000	221,602
		4,099,135
Pipelines — 0.6%
Cheniere Energy Partners LP
4.500% 10/01/29 (c)	255,000	221,850
Energy Transfer Operating LP
4.200% 4/15/27	440,000	354,609
5.875% 1/15/24	200,000	188,864
6.125% 12/15/45	200,000	178,564
3 mo. USD LIBOR + 4.028% 6.250% VRN (d)	540,000	270,000
5 year CMT + 5.134% 6.750% VRN (d)	240,000	146,400
EnLink Midstream Partners LP
4.150% 6/01/25	621,000	300,999
4.850% 7/15/26	149,000	73,263
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	225,000	154,125
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	195,000	136,500
EQM Midstream Partners LP
4.750% 7/15/23	500,000	361,850
MPLX LP
4.500% 4/15/38	195,000	152,265
6.250% 10/15/22 (c)	97,000	87,321
3 mo. USD LIBOR + 4.652% 6.875% VRN (d)	300,000	183,000
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (d)	585,000	292,500
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	268,000	207,893
4.700% 6/15/44	275,000	180,843
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	75,000	58,978
Western Midstream Operating LP
4.500% 3/01/28	105,000	50,388
		3,600,212

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.2%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (c)	$185,000	$166,656
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (c)	245,000	219,327
Hercules Capital, Inc.
4.625% 10/23/22	470,000	447,710
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (c)	280,000	279,119
		1,112,812
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
2.750% 12/15/29	185,000	162,091
American Tower Trust #1
3.652% 3/15/48 (c)	310,000	301,181
Crown Castle International Corp.
5.200% 2/15/49	146,000	161,770
Healthcare Trust of America Holdings LP
3.500% 8/01/26	495,000	489,425
SBA Tower Trust
2.836% 1/15/25 (c)	1,300,000	1,255,246
Service Properties Trust
4.500% 6/15/23	170,000	127,701
4.950% 10/01/29	265,000	229,492
Spirit Realty LP
3.200% 1/15/27	325,000	295,293
3.400% 1/15/30	120,000	103,108
4.000% 7/15/29	185,000	180,779
Store Capital Corp.
4.625% 3/15/29	250,000	236,966
Tanger Properties LP
3.875% 12/01/23	322,000	335,493
UDR, Inc.
3.200% 1/15/30	180,000	177,127
Vereit Operating Partnership LP
3.100% 12/15/29	635,000	548,311
4.625% 11/01/25	460,000	429,290
		5,033,273
Retail — 0.1%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (c)	445,000	432,544
Semiconductors — 0.1%
KLA Corp.
3.300% 3/01/50	285,000	267,010
Microchip Technology, Inc.
3.922% 6/01/21	165,000	160,774
		427,784
Software — 0.1%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	280,000	264,850
Microsoft Corp.
4.450% 11/03/45	530,000	696,941
		961,791
Telecommunications — 0.4%
AT&T, Inc.
4.750% 5/15/46	670,000	740,967
5.250% 3/01/37	470,000	548,344
6.250% 3/29/41	25,000	30,819
Cisco Systems, Inc.
5.500% 1/15/40	55,000	78,293
Crown Castle Towers LLC
4.241% 7/15/48 (c)	250,000	252,758
Qwest Corp
6.750% 12/01/21	162,000	167,881
Telefonica Emisiones SAU
4.665% 3/06/38	180,000	187,565
Verizon Communications, Inc.
4.000% 3/22/50	30,000	35,479
6.550% 9/15/43	149,000	186,416
		2,228,522
Transportation — 0.1%
Autoridad del Canal de Panama
4.950% 7/29/35 (c)	210,000	240,450
CSX Corp.
4.750% 11/15/48	155,000	178,438
Pacific National Finance Pty Ltd.
4.625% 9/23/20 (c)	105,000	106,193
		525,081
Trucking & Leasing — 0.0%
DAE Funding LLC
4.000% 8/01/20 (c)	173,000	169,540
TOTAL CORPORATE DEBT (Cost $84,894,011)		80,338,588

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Municipal Obligations — 0.3%
JobsOhio Beverage System Series B, Revenue Bonds,
4.532% 1/01/35	$325,000	$389,119
Orange County Local Transportation Authority BAB, Revenue Bonds,
6.908% 2/15/41	230,000	337,944
State of California BAB
General Obligation, 7.550% 4/01/39	475,000	770,782
General Obligation, 7.600% 11/01/40	105,000	174,733
		1,672,578
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,455,225)		1,672,578

Non-U.S. Government Agency Obligations — 12.1%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (c)	305,000	300,635
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (c)	359,000	350,691
Hertz Vehicle Financing LP
Series 2019-3A, Class B, 3.030% 12/26/25 (c)	493,000	489,211
Series 2019-3A, Class C, 3.430% 12/26/25 (c)	500,000	499,389
Series 2018-1A, Class B, 3.600% 2/25/24 (c)	650,000	660,476
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (c)	424,000	418,034
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (c)	204,000	200,449
Series 2019-A, Class C, 3.000% 1/26/32 (c)	126,000	123,798
Series 2019-A, Class D, 3.450% 1/26/32 (c)	263,000	258,375
		3,301,058
Commercial MBS — 1.9%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (c) (e)	710,000	825,445
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
2.055% FRN 9/15/34 (c)	130,000	106,956
BANK
Series 2019-BN24, Class B, 3.455% VRN 11/15/62 (e)	409,000	355,571
Series 2019-BN24, Class C, 3.635% VRN 11/15/62 (e)	397,000	309,255
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	150,000	139,123
Series 2019-BN16, Class AS, 4.267% 2/15/52	176,250	183,726
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	136,855	130,086
Series 2018-BN14, Class C, 4.602% VRN 9/15/60 (e)	210,000	185,984
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (c) (e)	350,000	310,838
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (c) (e)	280,000	236,720
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (c) (e)	210,000	165,529
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.955% FRN 7/15/35 (c)	970,000	809,866
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 2.205% FRN 7/15/35 (c)	850,000	679,908
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (c)	294,000	268,274
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 10/15/36 (c)	373,562	326,857
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (c)	452,860	389,446
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.455% FRN 12/15/37 (c)	224,629	194,447
Century Plaza Towers
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (c) (e)	338,000	283,894
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (c) (e)	225,000	205,687
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	241,000	168,866
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (c)	195,000	177,554
Series 2015-CR23, Class C, 4.304% VRN 5/10/48 (e)	140,000	128,667
Series 2014-UBS5, Class B, 4.514% VRN 9/10/47 (e)	290,000	285,064
DBUBS Mortgage Trust, Series 2011-LC1A, Class B,
5.471% VRN 11/10/46 (c) (e)	110,000	110,258
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (e)	68,241	67,927
GS Mortgage Securities Trust
Series 2017-GS6, Class B, 3.869% 5/10/50	440,000	410,670
Series 2012-GC6, Class AS, 4.948% 1/10/45 (c)	100,000	102,600
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (c) (e)	500,000	459,132
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS
3.056% 8/15/49	490,000	474,383
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	500,000	445,315
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (c)	326,000	254,438
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/06/30 (c)	205,000	202,148
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (c) (e)	227,000	210,311
MKT Mortgage Trust
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (c) (e)	213,000	177,213
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (c) (e)	109,000	95,826
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	500,000	520,693
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (e)	120,000	115,980
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (c) (e)	250,000	248,755
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX,
2.997% VRN 10/25/46 (e)	5,390	5,383
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class AS, 4.244% 3/15/52	291,000	308,709
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	240,000	251,053
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	57,927
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B
4.311% 8/15/45	190,000	189,552
		11,576,036

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 5.8%
321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%
0.935% FRN 11/15/40 (c)	$44,808	$43,481
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (c)	43,088	44,869
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (c)	358,499	256,956
Series 2019-1, Class A, 3.844% 5/15/39 (c)	467,895	352,514
Series 2017-1A, Class A, 3.967% 5/16/42 (c)	290,401	228,164
AASET US Ltd., Series 2018-2A, Class A
4.454% 11/18/38 (c)	298,145	236,736
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (c)	381,165	380,098
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (c)	306,400	294,582
Ares CLO Ltd., Series 2019-54A, Class C, 3 mo. USD LIBOR + 2.850%
4.696% FRN 10/15/32 (c)	500,000	418,205
Ascentium Equipment Receivables Trust
Series 2019-2A, Class E, 3.780% 5/10/27 (c)	827,000	820,462
Series 2018-2A, Class D, 4.150% 7/10/24 (c)	488,000	489,750
Series 2019-1A, Class E, 4.310% 4/12/27 (c)	295,000	297,447
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
4.069% FRN 10/20/31 (c)	310,000	251,990
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280%
2.918% FRN 11/27/31 (c)	960,000	902,893
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
3.556% FRN 1/23/31 (c)	250,000	224,624
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
2.909% FRN 4/20/31 (c)	260,000	244,258
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
3.631% FRN 7/15/32 (c)	500,000	447,615
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (c)	88,135	88,305
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (c)	246,500	242,322
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (c)	152,514	149,566
Series 2017-1A, Class A2, 4.180% 4/15/47 (c)	132,085	131,474
Carlyle Global Market Strategies CLO Ltd., Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800%
3.619% FRN 1/20/31 (c)	720,000	646,250
CARS-DB4 LP, Series 2020-1A, Class A3
3.250% 2/15/50 (c)	119,159	115,435
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (c)	347,184	242,901
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (c)	676,871	491,895
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
3.931% FRN 1/15/31 (c)	250,000	227,279
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
3.016% FRN 11/16/30 (c)	340,000	321,890
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
3.019% FRN 10/20/30 (c)	480,000	453,507
CLI Funding LLC, Series 2019-1A, Class A
3.710% 5/18/44 (c)	392,316	385,463
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460%
1.407% FRN 9/25/34	2,551	2,100
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
3.086% FRN 10/23/31 (c)	250,000	228,966
Cronos Containers Program Ltd., Series 2014-2A, Class A
3.270% 11/18/29 (c)	122,222	119,461
DB Master Finance LLC
Series 2019-1A, Class A2II, 4.021% 5/20/49 (c)	415,858	385,208
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	376,158	335,342
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.890% 2/20/32 (c)	609,483	611,421
Series 2016-1, Class A, 3.080% 11/20/28 (c)	152,069	149,963
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (c)	259,350	230,776
Series 2018-1A, Class A2I, 4.116% 7/25/48 (c)	305,350	293,245
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	107,525	97,598
Series 2015-1A, Class A2II, 4.474% 10/25/45 (c)	521,100	484,344
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750%
3.581% FRN 10/15/30 (c)	700,000	620,089
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
3.269% FRN 4/20/31 (c)	450,000	420,538
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
3.807% FRN 10/15/32 (c)	250,000	215,144
Falcon Aerospace Ltd., Series 2019-1, Class A
3.597% 9/15/39 (c)	566,324	395,955
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (c)	92,094	91,939
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%
2.672% FRN 1/25/35	420,000	365,255
Flatiron CLO Ltd., Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900%
3.795% FRN 11/16/32 (c)	250,000	216,323
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000%
2.819% FRN 4/20/31 (c)	500,000	469,653
Global SC Finance SRL, Series 2014-1A, Class A1
3.190% 7/17/29 (c)	108,333	92,286
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (c)	740,932	702,051
Series 2016-1A, Class A, 3.230% 10/15/52 (c)	268,620	261,386
Series 2017-2A, Class A, 3.260% 10/15/53 (c)	329,336	326,694
Series 2017-1A, Class A, 3.740% 10/15/52 (c)	200,517	201,801
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (c) (e)	388,487	395,316
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (c)	215,121	201,887
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (c)	137,672	139,638
Series 2017-3A, Class A1, 3.190% 9/20/48 (c)	167,911	164,914
Series 2016-4A, Class A1, 3.570% 9/20/47 (c)	145,525	150,555
Series 2018-1A, Class A2, 4.670% 9/20/48 (c)	319,157	331,553
Highbridge Loan Management Ltd.
Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 3.669% FRN 7/18/31 (c)	250,000	207,652
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 3.981% FRN 10/15/30 (c)	350,000	292,710

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Aircraft Finance Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (c)	$533,976	$373,596
Series 2019-1, Class A, 3.721% 7/15/39 (c)	315,923	220,999
J.G. Wentworth LLC
Series 2018-2A, Class A, 3.960% 10/15/75 (c)	279,240	291,825
Series 2017-1A, Class B, 5.430% 8/15/62 (c)	1,100,000	1,259,724
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (c)	340,486	260,823
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 3.179% FRN 4/20/32 (c)	300,000	280,854
Series 26, Class B1, 3 mo. USD LIBOR + 2.050% 3.881% FRN 7/15/32 (c)	250,000	217,743
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000%
2.800% FRN 6/15/36 (c)	210,000	142,806
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (c)	415,000	290,147
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	478,887	334,785
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 3.431% FRN 7/15/30 (c)	430,000	387,165
Series 2018-31A, Class B, 3 mo. USD LIBOR + 1.700% 3.506% FRN 1/23/31 (c)	250,000	225,186
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 4.019% FRN 10/18/30 (c)	550,000	465,272
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (c)	107,778	106,841
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	48,709	47,614
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
3.069% FRN 10/20/30 (c)	300,000	277,599
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (c)	380,000	372,073
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 3.266% FRN 10/22/32 (c)	250,000	235,046
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 4.586% FRN 10/22/32 (c)	250,000	211,995
OHA Credit Partners Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
3.969% FRN 1/20/32 (c)	300,000	253,216
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.140% 10/14/36 (c)	1,810,000	1,782,695
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (c)	353,000	351,288
Series 2016-1A, Class A, 3.968% 6/17/24 (c)	45,263	45,152
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650%
3.346% FRN 5/21/29 (c)	500,000	470,562
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (c)	339,768	237,528
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	527,678	480,815
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (c)	200,000	183,434
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (c)	13,266	13,114
Series 2018-2A, Class C, 3.940% 6/20/35 (c)	124,241	123,548
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.992% FRN 8/18/31 (c)	290,000	232,622
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (c)	662,424	594,972
Series 2018-1A, Class A2, 4.290% 10/20/48 (c)	252,390	250,622
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (c)	58,308	57,874
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (c)	111,569	99,763
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (c)	335,838	342,123
Taco Bell Funding LLC
Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	237,000	237,051
Series 2016-1A, Class A23, 4.970% 5/25/46 (c)	797,450	719,564
TAL Advantage VI LLC, Series 2017-1A, Class A
4.500% 4/20/42 (c)	288,439	291,567
Textainer Marine Containers V Ltd., Series 2017-2A, Class A
3.520% 6/20/42 (c)	427,230	428,955
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (c)	113,053	108,112
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (c)	731,000	650,287
Series 2019-1A, Class A, 3.820% 4/17/49 (c)	851,242	792,167
Series 2018-1A, Class A2, 4.620% 6/17/48 (c)	410,000	380,741
Triton Container Finance LLC
Series 2017-1A, Class A, 3.520% 6/20/42 (c)	123,672	123,970
Series 2018-2A, Class A, 4.190% 6/22/43 (c)	387,750	384,972
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700%
3.519% FRN 10/20/31 (c)	300,000	256,630
WAVE LLC, Series 2019-1A, Class A
3.597% 9/15/44 (c)	916,085	600,450
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (c)	556,595	421,635
Welk Resorts LLC, Series 2015-AA, Class A
2.790% 6/16/31 (c)	47,331	46,532
Wendy's Funding LLC, Series 2015-1A, Class A23
4.497% 6/15/45 (c)	405,875	380,544
		35,977,292

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 3.5%
Access Group Inc.
Series 2003-A, Class A3, 3 mo. CMT + 1.200% 1.220% FRN 7/01/38	$7,452	$7,445
Series 2004-A, Class A3, 28 day ARS,FRN 1.699% 7/01/39	150,000	147,605
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210%
0.951% FRN 6/15/43	640,597	568,281
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (c)	531,000	506,793
Series 2019-A, Class C, 4.460% 12/28/48 (c)	270,000	254,976
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS
FRN 1/25/47	130,000	99,237
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%
2.847% FRN 10/25/44 (c)	222,569	219,838
ECMC Group Student Loan Trust
Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 1.747% FRN 9/25/68 (c)	422,539	367,214
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/27/66 (c)	293,154	259,615
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 2.297% FRN 7/26/66 (c)	418,575	365,895
EdLinc Student Loan Funding Trust
Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (c)	347,899	344,204
Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 5.187% FRN 11/26/40 (c)	270,000	289,600
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
2.129% FRN 8/25/42	123,585	107,298
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%
2.629% FRN 2/25/42	102,317	95,208
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (c)	95,891	91,862
Series 2018-B, Class BFX, 3.720% 5/26/43 (c)	85,079	83,887
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720%
1.425% FRN 12/15/59 (c)	150,000	142,532
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A, 3.420% 1/15/43 (c)	253,000	253,195
Series 2019-A, Class B, 3.900% 1/15/43 (c)	284,000	287,832
Series 2018-CA, Class B, 4.220% 6/16/42 (c)	250,000	251,603
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 1.647% FRN 2/25/70 (c)	368,819	339,107
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 1.697% FRN 3/25/67 (c)	550,000	514,387
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 1.747% FRN 3/25/67 (c)	750,000	734,964
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.847% FRN 12/27/67 (c)	850,000	790,964
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (c)	762,507	668,304
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (c)	350,020	320,125
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (c)	1,100,000	1,020,612
Series 2018-4A, Class B, 1 mo. USD LIBOR + 1.300% 2.247% FRN 6/27/67 (c)	750,000	703,956
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/48	220,000	201,507
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 7/26/49	155,000	144,401
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/58	150,000	123,024
Series 2019-BA, Class B, 4.040% 12/15/59 (c)	750,000	783,433
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (c)	73,678	73,692
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + 0.250% 1.466% FRN 6/25/41	138,901	120,918
Series 2005-4, Class A4R2, 28 day ARS 1.612% FRN 3/22/32	200,000	189,145
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 1.697% FRN 9/27/66 (c)	600,000	583,984
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/54 (c)	150,000	139,917
Series 2019-5, Class A, 2.530% 10/25/67 (c)	1,546,899	1,483,103
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,799	899,500
Series 2002-7, Class A11, 28 day ARS 1.403% FRN 3/15/28	10,000	10,000
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 1.974% FRN 7/25/55	249,205	215,820
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	318,225	284,176
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.084% FRN 1/25/44	344,696	305,179
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 2.294% FRN 7/25/39	305,798	274,469
Series 2003-14, Class A7, 3 mo. USD LIBOR + 0.600% 2.394% FRN 10/25/65 (c)	300,000	266,250
Series 2002-7, Class B, 28 day ARS 5.281% FRN 12/15/39	550,000	511,763
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.575% FRN 7/15/36 (c)	126,000	110,930
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.705% FRN 6/15/37 (c)	1,200,000	1,044,075
Series 2017-A, Class B, 3.500% 6/17/41 (c)	300,000	297,608
Series 2017-B, Class B, 3.500% 12/16/41 (c)	150,000	148,858
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, 0.000% 3/25/33 (c)	100	82,500
Series 2017-D, Class R1, 0.000% 9/25/40 (c)	1,000,000	467,370
Series 2018-A, Class R1, 0.000% 2/25/42 (c)	1,000,000	702,500
Series 2018-D, Class R1, 0.000% 2/25/48 (c)	968,900	334,270
Series 2019-A, Class R1, 0.000% 6/15/48 (c)	1,661,200	507,103
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 6/25/33 (c)	67,572	64,659
Series 2019-C, Class BFX, 3.050% 11/16/48 (c)	646,000	631,243
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	500,000	465,395
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%
2.844% FRN 10/27/36	170,000	169,111
		21,472,442

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (e)	$18,860	$16,812
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (e)	4,026	3,744
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (c) (e)	189,542	182,207
Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (c) (e)	54,155	51,583
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (c) (e)	192,699	183,283
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
4.304% VRN 8/25/34 (e)	5,758	5,566
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.885% VRN 8/25/34 (e)	36,122	31,047
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (c) (e)	396,963	395,480
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (e)	1,980	1,772
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (e)	2,038	1,808
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (c) (e)	475,053	467,005
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (c) (e)	343,265	341,684
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (c) (e)	175,404	178,146
Series 2019-1, Class A1, 4.000% VRN 2/25/49 (c) (e)	64,251	62,792
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.854% VRN 3/25/34 (e)	20,811	18,705
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
3.366% FRN 4/25/44	50,791	45,481
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (c) (e)	257,786	258,571
		2,245,686
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $80,896,437)		74,572,514

Sovereign Debt Obligations — 0.3%
Colombia Government International Bond
6.125% 1/18/41	620,000	712,615
Mexico Government International Bond
4.750% 3/08/44	824,000	829,364
6.750% 9/27/34	160,000	210,402
		1,752,381
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,630,907)		1,752,381

U.S. Government Agency Obligations and Instrumentalities — 10.8%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	150,955	174,139
Series 2693, Class Z, 5.500% 10/15/33	273,932	307,802
		481,941

MML Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 10.6%
Federal Home Loan Mortgage Corp.
Pool #SB8013 2.500% 9/01/34	$1,489,599	$1,546,201
Pool #SB8020 2.500% 12/01/34	1,284,990	1,333,818
Pool #ZA5946 4.500% 11/01/48	1,216,272	1,307,756
Pool #ZA6368 4.500% 2/01/49	795,036	854,910
Pool #C55867 7.500% 2/01/30	28,665	32,130
Pool #C01079 7.500% 10/01/30	3,952	4,606
Pool #C01135 7.500% 2/01/31	16,758	19,454
Pool #C00470 8.000% 8/01/26	9,937	11,162
Pool #G00924 8.000% 3/01/28	9,410	10,570
Federal National Mortgage Association
Pool #MA3797 2.500% 10/01/34	2,855,118	2,963,608
Pool #MA3029 3.000% 6/01/32	795,782	835,539
Pool #MA3090 3.000% 8/01/32	337,806	354,683
Pool #AS1304 3.500% 12/01/28	174,256	184,178
Pool #AV1897 3.500% 12/01/28	28,442	30,097
Pool #AV2325 3.500% 12/01/28	93,387	98,705
Pool #BF0196 3.500% 2/01/41	225,621	242,391
Pool #MA1356 3.500% 2/01/43	1,309,757	1,405,062
Pool #CA1073 3.500% 1/01/48	2,702,071	2,860,690
Pool #BJ0686 4.000% 4/01/48	625,348	668,103
Pool #CA1951 4.000% 7/01/48	551,807	589,016
Pool #CA2039 4.000% 7/01/48	639,940	682,992
Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	51,108	53,598
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	24,667	25,869
Pool #CA1952 4.500% 6/01/48	366,433	394,544
Pool #CA1909 4.500% 6/01/48	1,455,227	1,568,230
Pool #BK7877 4.500% 7/01/48	218,393	235,147
Pool #MA3522 4.500% 11/01/48	930,328	999,955
Pool #MA3537 4.500% 12/01/48	857,587	921,769
Pool #MA3564 4.500% 1/01/49	787,746	846,702
Pool #BN5241 4.500% 2/01/49	3,603,724	3,873,432
Pool #AD6437 5.000% 6/01/40	63,347	70,094
Pool #AD6996 5.000% 7/01/40	429,889	475,674
Pool #AL8173 5.000% 2/01/44	171,211	188,215
Pool #564594 7.000% 1/01/31	8,775	9,958
Pool #572844 7.000% 4/01/31	19,941	22,992
Pool #253795 7.000% 5/01/31	32,764	37,604
Pool #499386 7.500% 9/01/29	1,054	1,219
Pool #522769 7.500% 12/01/29	57	66
Pool #521006 7.500% 12/01/29	408	476
Pool #252981 7.500% 1/01/30	5,424	6,278
Pool #530520 7.500% 3/01/30	9,485	10,872
Pool #524317 7.500% 3/01/30	935	1,093
Pool #253183 7.500% 4/01/30	1,834	2,124
Pool #253265 7.500% 5/01/30	1,034	1,194
Pool #536949 8.000% 5/01/30	1,295	1,514
Pool #535351 8.000% 6/01/30	2,012	2,333
Pool #253481 8.000% 10/01/30	1,406	1,639
Pool #190317 8.000% 8/01/31	598	694
Pool #602008 8.000% 8/01/31	2,034	2,360
Government National Mortgage Association I
Pool #337539 7.000% 7/15/23	194	205
Pool #363066 7.000% 8/15/23	2,416	2,557
Pool #354674 7.000% 10/15/23	2,056	2,182
Pool #352021 7.000% 11/15/23	1,238	1,312
Government National Mortgage Association II TBA
Pool #304 3.500% 10/01/48 (f)	22,115,000	23,319,230
Pool #1235 4.000% 10/01/48 (f)	9,375,000	9,959,473
Uniform Mortgage Backed Securities TBA
Pool #1058 3.500% 8/01/48 (f)	5,475,000	5,788,102
Pool #20567 4.500% 9/01/48 (f)	575,000	618,215
		65,482,592
Whole Loans — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050%
2.997% FRN 7/25/49 (c)	377,105	316,268
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450%
3.397% FRN 7/25/31 (c)	530,470	437,865
		754,133
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $65,285,069)		66,718,666

U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Bond
2.250% 8/15/49 (g)	2,140,000	2,595,864
3.500% 2/15/39 (g)	720,000	1,022,809
U.S. Treasury Note
1.500% 1/15/23	400,000	413,486
1.625% 8/15/29	4,000,000	4,334,862
		8,367,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,604,864)		8,367,021

TOTAL BONDS & NOTES (Cost $241,766,513)		233,421,748

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $607,842)		369,054

MML Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rights — 0.0%

Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 03/31/21 (a)	25,576	$97,189
TOTAL RIGHTS (Cost $54,477)		97,189

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (h)	610,776	610,776

TOTAL MUTUAL FUNDS (Cost $610,776)		610,776

TOTAL LONG-TERM INVESTMENTS (Cost $567,356,653)		613,919,395

	Principal Amount
Short-Term Investments — 7.0%
Commercial Paper — 6.0%
Avangrid, Inc.
1.318% 4/03/20 (c)	$3,000,000	2,999,356
Boeing Co.
2.092% 6/10/20 (c)	3,000,000	2,976,629
CenterPoint Energy, Inc.
1.788% 4/06/20 (c)	1,000,000	999,518
Daimler Finance North America LLC
2.840% 4/07/20 (c)	2,000,000	1,998,911
Ecolab, Inc.
1.524% 4/20/20 (c)	2,000,000	1,996,436
Entergy Corp.
1.811% 5/04/20 (c)	2,000,000	1,996,897
1.834% 5/01/20 (c)	1,000,000	998,594
General Electric Co.
1.844% 5/20/20	2,000,000	1,990,833
1.854% 5/18/20	1,000,000	995,600
Harley-Davidson Funding Corp.
2.028% 4/02/20 (c)	2,000,000	1,999,819
2.282% 4/02/20 (c)	1,000,000	999,910
HP, Inc.
1.830% 4/06/20 (c)	3,000,000	2,998,573
NiSource, Inc.
1.809% 4/08/20 (c)	1,000,000	999,365
Parker-Hannifin Corp.
4.482% 5/01/20 (c)	3,000,000	2,996,634
Reckitt Benckiser Treasury Services PLC
2.526% 4/01/20 (c)	1,000,000	999,997
Sempra Energy Holdings
1.788% 4/01/20 (c)	3,000,000	2,999,795
Suncor Energy, Inc.
1.813% 5/13/20 (c)	3,000,000	2,988,175
ViacomCBS, Inc.
1.523% 4/15/20 (c)	3,000,000	2,995,937
		36,930,979
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (i)	6,003,093	6,003,093

TOTAL SHORT-TERM INVESTMENTS (Cost $42,955,841)		42,934,072

TOTAL INVESTMENTS — 106.6% (Cost $610,312,494) (j)		656,853,467

Other Assets/(Liabilities) — (6.6)%		(40,911,865)

NET ASSETS — 100.0%		$615,941,602

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
REIT	Real Estate Investment Trust
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

MML Blend Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $1,848,828 or 0.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,311,379 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $117,149,806 or 19.02% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $6,003,093. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 1.875%, maturity dates ranging from 7/15/22 - 7/31/22, and an aggregate market value, including accrued interest, of $6,125,849.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3-Month USD LIBOR BBA	Quarterly	2.61%	Semi-Annually	USD	748,250	$129,896	$35,916	$93,980

Put
10Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,940,000	$239,158	$571,926	$(332,768)
									$369,054	$607,842	$(238,788)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/20	6	$934,082	$2,106
U.S. Treasury Ultra Bond	6/19/20	83	16,175,475	2,240,150
U.S. Treasury Note 2 Year	6/30/20	175	37,998,421	568,571
U.S. Treasury Note 5 Year	6/30/20	67	8,260,511	138,567
				$2,949,394

Short
90 Day Eurodollar	6/15/20	3	$(731,072)	$(14,991)
U.S. Treasury Long Bond	6/19/20	26	(4,309,298)	(346,327)
90 Day Eurodollar	9/14/20	3	(731,391)	(15,947)
90 Day Eurodollar	12/14/20	2	(487,568)	(10,732)
90 Day Eurodollar	3/15/21	2	(487,743)	(10,832)
90 Day Eurodollar	9/13/21	4	(975,637)	(21,313)
90 Day Eurodollar	3/14/22	4	(975,337)	(21,213)
90 Day Eurodollar	9/19/22	3	(731,203)	(15,647)
90 Day Eurodollar	3/13/23	3	(730,753)	(15,497)
90 Day Eurodollar	12/18/23	4	(973,436)	(20,514)
90 Day Eurodollar	12/16/24	10	(2,430,591)	(50,409)
				$(543,422)

Centrally Cleared Credit Default Swaps- Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	1,100,000	$3,820	$4,784	$(964)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	1,000,000	6,656	3,551	3,105
						$10,476	$8,335	$2,141

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend
USD	U.S. Dollar

MML Dynamic Bond Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.8%

Bank Loans — 3.0%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. LIBOR + 3.500% 4.489% VRN 8/21/26	$9,950	$8,358
Terrier Media Buyer, Inc., Term Loan B, 0.000% VRN 12/17/26 (a)	59,850	52,818
		61,176
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan F, 1 mo. LIBOR + 2.250% 3.239% VRN 12/09/25	171,309	155,462
WP CPP Holdings LLC, 2018 Term Loan, 1 mo. LIBOR + 3.750% 5.530% VRN 4/30/25	99,747	74,811
		230,273
Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 2.000% 2.705% VRN 12/14/23	204,853	160,810
Kestrel Bidco Inc., Term Loan B, 1 mo. LIBOR + 3.000% 4.000% VRN 12/11/26	94,763	72,019
		232,829
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 1 mo. LIBOR + 3.500% 4.441% VRN 4/30/26	39,800	36,218
Biotechnology — 0.0%
Aldevron LLC, 2019 Term Loan B, 3 mo. LIBOR + 4.250% 5.700% VRN 10/12/26	100,000	93,000
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3 mo. LIBOR + 1.750% 3.200% VRN 6/01/24	276,572	258,595
GrafTech Finance, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.500% 4.500% VRN 2/12/25	44,562	38,323
		296,918
Commercial Services — 0.3%
AlixPartners LLP, 2017 Term Loan B, 1 mo. LIBOR + 2.500% 3.500% VRN 4/04/24	194,000	184,785
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. LIBOR + 4.250% 5.239% VRN 7/10/26	129,675	119,301
Parexel International Corp., Term Loan B, 1 mo. LIBOR + 2.750% 3.739% VRN 9/27/24	100,000	84,875
Prime Security Services Borrower LLC, 2019 Term Loan B1, 0.000% VRN 9/23/26 (a)	64,837	57,900
Refinitiv US Holding, Inc., 2018 USD Term Loan, 1 mo. LIBOR + 3.250% 4.239% VRN 10/01/25	264,331	252,655
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 2/06/24	24,936	15,585
Trans Union LLC, 2019 Term Loan B5, 1 mo. LIBOR + 1.750% 2.739% VRN 11/16/26	191,755	183,030
		898,131
Computers — 0.1%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 3 mo. LIBOR + 3.500% 4.950% VRN 8/01/24	29,923	20,946
Surf Holdings, LLC, USD Term Loan, 3 mo. LIBOR + 3.500% 4.814% VRN 3/05/27	130,000	115,050
Tempo Acquisition LLC, Term Loan, 1 mo. LIBOR + 2.750% 3.739% VRN 5/01/24	155,946	138,793
		274,789
Distribution & Wholesale — 0.1%
American Tire Distributors Holdings, Inc. 2015 Term Loan, 1 mo. LIBOR + 7.500%, 8.500% VRN 4/30/20	26,504	17,493
2015 Term Loan, 3 mo. LIBOR + 7.500% 8.950% VRN 6/30/20	3,346	2,208
HD Supply, Inc., Term Loan B5, 1 mo. LIBOR + 1.750% 2.739% VRN 10/17/23	321,734	298,408
		318,109
Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.989% VRN 6/15/25	126,022	101,717
Deerfield Dakota Holding LLC 2020 USD Term Loan B, 0.000% VRN 3/05/27 (a)	100,000	84,000
2018 Term Loan B, 1 mo. LIBOR + 3.250% 4.250% VRN 2/13/25	39,797	39,001
RPI Intermediate Finance Trust, 2020 Term Loan B1, 3 mo. LIBOR + 1.750% 2.739% VRN 2/11/27	54,313	49,968
		274,686
Electric — 0.1%
Calpine Corp., Term Loan B9, 1 mo. LIBOR + 2.250% 3.240% VRN 4/05/26	313,881	297,403
Electronics — 0.0%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.500% 4.500% VRN 12/20/24	54,854	48,957
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 4.239% VRN 7/02/25	59,585	52,191
		101,148

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 3 mo. LIBOR + 4.250% 5.700% VRN 6/30/20	$192	$153
2017 Term Loan, 1 mo. LIBOR + 4.250% 6.056% VRN 4/23/20	13,251	10,532
2017 Term Loan, 1 week LIBOR + 4.250% 6.124% VRN 4/07/20	11,493	9,135
		19,820
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.989% VRN 3/29/25	202,459	174,874
Foods — 0.0%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. LIBOR + 2.250% 3.239% VRN 1/29/27	60,000	56,850
Hearthside Food Solutions LLC, 2018 Term Loan B, 1 mo. LIBOR + 3.688% 4.677% VRN 5/23/25	49,810	41,342
United Natural Foods, Inc., Term Loan B, 1 mo. LIBOR + 4.250% 5.239% VRN 10/22/25	29,924	25,436
		123,628
Health Care – Products — 0.1%
Athenahealth, Inc., 2019 Term Loan B, 3 mo. LIBOR + 4.500% 5.284% VRN 2/11/26	159,597	148,425
Sotera Health Holdings, LLC, 2019 Term Loan, 1 mo. LIBOR + 4.500% 5.500% VRN 12/11/26	105,000	90,924
		239,349
Health Care – Services — 0.1%
Air Methods Corp., 2017 Term Loan B, 3 mo. LIBOR + 3.500% 4.950% VRN 4/22/24	54,859	38,158
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 4.739% VRN 10/10/25	44,886	22,667
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. LIBOR + 3.250% 4.250% VRN 7/02/25	199,590	186,617
Global Medical Response, Inc., 2018 Term Loan B1, 2 mo. LIBOR + 3.250% 4.932% VRN 4/28/22	59,847	55,209
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 3.750% 4.739% VRN 11/17/25	54,846	50,630
		353,281
Holding Company – Diversified — 0.0%
Travelport Finance (Luxembourg) S.a.r.l., 2019 Term Loan, 3 mo. LIBOR + 5.000% 6.072% VRN 5/29/26	34,825	22,305
Household Products — 0.0%
Diamond (BC) B.V., USD Term Loan, 3 mo. LIBOR + 3.000% 4.777% VRN 9/06/24	74,720	55,293
Kronos Acquisition Holdings, Inc., 2015 Term Loan B, 1 mo. LIBOR + 4.000% 5.000% VRN 5/15/23	50,000	44,510
		99,803
Insurance — 0.1%
Acrisure LLC, 2020 Term Loan B, 3 mo. LIBOR + 3.500% 5.207% VRN 2/15/27	124,364	109,440
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.500% 4.489% VRN 2/12/27	178,680	155,005
Asurion LLC, 2017 2nd Lien Term Loan, 1 mo. LIBOR + 6.500% 7.489% VRN 8/04/25	50,000	45,563
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. LIBOR + 4.000% 4.989% VRN 9/03/26	34,738	31,133
		341,141
Internet — 0.0%
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. LIBOR + 4.500% 5.500% VRN 2/19/26	34,538	27,285
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. LIBOR + 4.000% 5.072% VRN 11/21/24	19,898	16,250
Uber Technologies, Inc. 2018 Term Loan, 1 mo. LIBOR + 4.000% 5.000% VRN 4/23/20	74,741	68,762
2018 Term Loan, 3 mo. LIBOR + 3.000% 6.250% VRN 6/30/20	187	172
Web.com Group, Inc., 2018 Term Loan B, 0.000% VRN 10/10/25 (a)	40,000	32,600
		145,069
Investment Companies — 0.1%
RPI 2019 Intermediate Finance Trust, 2020 Term Loan B1, 1 mo. LIBOR + 1.750% 2.739% VRN 2/11/27	54,863	50,474
Solenis Holdings LLC 2018 1st Lien Term Loan, 3 mo. LIBOR + 2.750% 5.186% VRN 10/04/23	33,330	26,220
2018 1st Lien Term Loan, 3 mo. LIBOR + 2.750% 5.277% VRN 10/04/23	41,670	32,780
UFC Holdings LLC, 2019 Term Loan, 1 mo. LIBOR + 3.250% 4.250% VRN 4/29/26	198,777	172,936
		282,410
Leisure Time — 0.0%
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. LIBOR + 2.750% 4.200% VRN 9/18/24	34,910	21,732
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 6 mo. LIBOR + 3.000% 4.072% VRN 3/08/24	49,314	35,784
		57,516

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.1%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. LIBOR + 2.750% 3.739% VRN 12/23/24	$159,186	$127,985
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. LIBOR + 1.750% 2.697% VRN 6/22/26	100,000	94,500
		222,485
Machinery - Diversified — 0.0%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. LIBOR + 3.000% 4.450% VRN 3/28/25	39,898	32,517
Media — 0.2%
Cengage Learning, Inc., 2016 Term Loan B, 1 mo. LIBOR + 4.250% 5.250% VRN 6/07/23	74,690	60,187
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. LIBOR + 2.500% 3.112% VRN 4/15/27	204,230	194,698
E.W. Scripps Co.(The), 2019 Term Loan B2, 1 mo. LIBOR + 2.500% 3.489% VRN 5/01/26	308,602	291,629
Radiate Holdco, LLC, 1st Lien Term Loan, 1 mo. LIBOR + 3.000% 3.989% VRN 2/01/24	99,743	91,432
		637,946
Packaging & Containers — 0.0%
Charter NEX US, Inc., Incremental Term Loan, 0.000% VRN 5/16/24 (a)	49,290	42,636
Flex Acquisition Co., Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.000% 4.898% VRN 12/29/23	75,000	67,875
Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 1 mo. LIBOR + 4.250% 5.250% VRN 6/30/22	29,923	20,626
		131,137
Pipelines — 0.0%
Blackstone CQP Holdco LP, Term Loan B, 3 mo. LIBOR + 3.500% 4.616% VRN 9/30/24	79,799	62,084
Buckeye Partners LP, 2019 Term Loan B, 1 mo. LIBOR + 2.750% 4.265% VRN 11/01/26	70,000	63,840
		125,924
Retail — 0.1%
EG America LLC, 2018 USD Term Loan, 6 mo. LIBOR + 4.000% 5.072% VRN 2/07/25	24,750	17,944
IRB Holding Corp 2020 Term Loan B, 1 mo. LIBOR + 4.000% 4.989% VRN 4/30/20	272	209
2020 Term Loan B, 2 mo. LIBOR + 4.000% 5.613% VRN 5/29/20	108,716	83,508
PetSmart, Inc., Consenting Term Loan, 2 mo. LIBOR + 4.000% 5.000% VRN 3/11/22	197,577	188,958
		290,619
Software — 0.7%
Almonde, Inc. USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500% 5.277% VRN 6/13/24	149,596	127,157
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.027% VRN 6/13/25	20,000	14,840
Ascend Learning LLC, 2017 Term Loan B, 1 mo. LIBOR + 3.000% 4.000% VRN 7/12/24	159,058	140,965
Camelot U.S. Acquisition 1 Co., Term Loan B, 0.000% VRN 10/31/26 (a)	154,613	145,336
Castle US Holding Corp., USD Term Loan B, 1 mo. LIBOR + 3.750% 5.200% VRN 1/29/27	160,000	126,901
Cvent, Inc., 1st Lien Term Loan, 1 mo. LIBOR + 3.750% 4.739% VRN 11/29/24	99,746	70,487
Dun & Bradstreet Corp. (The), Term Loan, 0.000% VRN 2/06/26 (a)	155,000	138,919
Emerald TopCo, Inc., Term Loan, 1 mo. LIBOR + 3.500% 4.489% VRN 7/24/26	104,737	95,310
Greeneden U.S. Holdings II, LLC, 2018 USD Term Loan B, 0.000% VRN 12/01/23 (a)	154,605	143,782
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 4.239% VRN 7/01/24	159,091	147,159
Kronos, Inc., 2017 Term Loan B, 0.000% VRN 11/01/23 (a)	129,669	117,702
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 4.239% VRN 11/29/24	149,618	123,685
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 1 mo. LIBOR + 3.500% 5.380% VRN 4/26/24	99,489	89,540
Solera LLC, USD Term Loan B, 0.000% VRN 3/03/23 (a)	199,481	186,015
Sophia, L.P., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 4.700% VRN 9/30/22	199,597	189,118
Tibco Software, Inc., 2020 Term Loan B, 1 mo. LIBOR + 3.750% 4.740% VRN 6/30/26	129,962	122,165
VS Buyer, LLC, Term Loan B, 0.000% VRN 2/28/27 (a)	130,000	124,150
		2,103,231
Telecommunications — 0.3%
Altice France S.A., 2018 Term Loan B13, 1 mo. LIBOR + 4.000% 4.705% VRN 8/14/26	100,000	94,750
Avaya, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.250% 4.955% VRN 12/15/24	70,000	59,325
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 1 mo. LIBOR + 3.750% 5.682% VRN 11/27/23	155,000	141,244
MLN US HoldCo LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 4.500% 6.015% VRN 11/30/25	19,899	13,645
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. LIBOR + 2.750% 4.331% VRN 9/18/26	196,160	181,841
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 3.500% VRN 2/02/24	158,824	157,633
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. LIBOR + 2.500% 3.205% VRN 1/31/28	100,000	92,000
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. LIBOR + 3.000% 3.989% VRN 4/30/20	130,000	122,200
		862,638

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. LIBOR + 2.000% 3.450% VRN 12/30/26	$75,000	$71,485
PODS LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 2.750% 3.750% VRN 12/06/24	104,732	92,687
		164,172
TOTAL BANK LOANS (Cost $10,658,235)		9,544,545

Corporate Debt — 24.2%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 5.400% 10/01/48	300,000	322,619
Aerospace & Defense — 0.1%
Bombardier, Inc. 6.000% 10/15/22 (b)	90,000	67,500
TransDigm, Inc. 5.500% 11/15/27 (b)	100,000	89,750
6.250% 3/15/26 (b)	150,000	149,438
6.375% 6/15/26	60,000	57,450
Triumph Group, Inc. 7.750% 8/15/25 (c)	65,000	47,125
		411,263
Agriculture — 0.4%
Altria Group, Inc. 4.800% 2/14/29	475,000	494,360
BAT Capital Corp. 3.462% 9/06/29	695,000	642,908
Imperial Brands Finance PLC 3.500% 7/26/26 (b)	265,000	244,587
		1,381,855
Airlines — 0.2%
Delta Air Lines, Inc. 3.800% 4/19/23	520,000	488,655
Latam Finance Ltd. 6.875% 4/11/24 (b)	200,000	88,910
7.000% 3/01/26 (b)	300,000	136,656
		714,221
Auto Manufacturers — 0.5%
General Motors Co. 3 mo. USD LIBOR + 0.800% 2.542% FRN 8/07/20	110,000	108,109
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 0.990% 2.890% FRN 1/05/23	575,000	465,479
Hyundai Capital America 2.650% 2/10/25 (b)	460,000	438,251
Volkswagen Group of America Finance LLC 4.250% 11/13/23 (b)	500,000	494,740
		1,506,579
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250% 5/15/26 (b)	115,000	108,675
Banks — 4.6%
Banco Bradesco SA/Cayman Islands 5.750% 3/01/22 (b)	200,000	201,250
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (b)	200,000	188,500
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN (b) (d)	500,000	391,750
Banco Internacional del Peru SAA Interbank 3 mo. USD LIBOR + 6.740% 8.500% VRN 4/23/70 (b)	200,000	195,000
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (b)	500,000	302,505
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.447% 5.750% VRN 10/04/31 (b)	200,000	169,600
5 year CMT + 5.035% 6.875% VRN (b) (d)	200,000	152,002
10 year CMT + 5.353% 7.625% VRN (b) (d)	600,000	457,500
Banco Santander SA 3 mo. USD LIBOR + 1.090% 2.773% FRN 2/23/23	400,000	378,922
Bancolombia SA 3.000% 1/29/25	200,000	178,702
5 year CMT + 2.929% 4.875% VRN 10/18/27	400,000	362,004
Bank of America Corp. 3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	400,000	431,172
Bank of Montreal 5 year USD Swap + 1.432% 3.803% VRN 12/15/32	370,000	359,383
Bank of New Zealand 3.500% 2/20/24 (b)	530,000	555,944
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.072% FRN 5/16/24	425,000	374,257
BBVA Bancomer SA 5 year CMT + 2.650% 5.125% VRN 1/18/33 (b)	1,000,000	828,000
BDO Unibank, Inc. 2.950% 3/06/23 (b)	300,000	297,022
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 2.792% FRN 5/17/24	750,000	716,351
Commonwealth Bank of Australia 4.316% 1/10/48 (b)	505,000	492,853
Credit Agricole SA 3.750% 4/24/23 (b)	535,000	546,696
Credit Suisse Group AG 3 mo. USD LIBOR + 1.240% 2.024% FRN 6/12/24 (b)	430,000	379,863
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN (b) (d)	600,000	550,500
Gilex Holding Sarl 8.500% 5/02/23 (b)	150,000	127,575
8.500% 5/02/23 (b)	150,000	127,575
Grupo Aval Ltd. 4.375% 2/04/30 (b)	200,000	160,500
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380% 2.164% FRN 9/12/26	835,000	794,934
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	400,000	396,889
Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (b)	160,000	163,948
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (b)	280,000	292,906

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (b)	$600,000	$608,022
Mitsubishi UFJ Financial Group, Inc. 3 mo. USD LIBOR + 0.740% 2.320% FRN 3/02/23	495,000	470,566
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	230,000	233,536
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	285,000	281,445
Scotiabank Peru SAA 3 mo. USD LIBOR + 3.856% 4.500% VRN 12/13/27 (b)	100,000	94,001
Sumitomo Mitsui Financial Group, Inc. 3 mo. USD LIBOR + 0.740% 2.576% FRN 1/17/23	715,000	641,605
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.170% 2.862% FRN 5/15/26	565,000	519,380
Union Bank of the Philippines 3.369% 11/29/22 (b)	400,000	395,396
United Overseas Bank Ltd. 5 year USD Swap + 1.794% 3.875% VRN (b) (d)	500,000	473,725
Wells Fargo & Co. 3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	115,000	113,907
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	252,457
		14,658,143
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	290,000	306,807
Constellation Brands, Inc. 3.150% 8/01/29	135,000	125,387
		432,194
Building Materials — 0.2%
Builders FirstSource, Inc. 5.000% 3/01/30 (b)	80,000	72,000
Carrier Global Corp. 3.377% 4/05/40 (b)	310,000	271,793
Cemex SAB de CV 6.125% 5/05/25 (b)	200,000	177,498
Griffon Corp. 5.750% 3/01/28 (b)	80,000	75,200
Owens Corning 4.400% 1/30/48	175,000	149,245
		745,736
Chemicals — 0.4%
DuPont de Nemours, Inc. 5.419% 11/15/48	205,000	225,555
Nutrien Ltd. 4.200% 4/01/29	265,000	276,497
Sociedad Quimica y Minera de Chile SA 4.375% 1/28/25 (b)	200,000	193,000
Syngenta Finance NV 5.676% 4/24/48 (b)	600,000	481,781
UPL Corp. Ltd. 3.250% 10/13/21 (b)	200,000	184,026
		1,360,859
Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (b)	105,000	71,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (b)	150,000	108,000
		179,400
Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (b)	200,000	190,723
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	90,000	88,425
9.750% 7/15/27 (b)	105,000	98,952
Garda World Security Corp. 8.750% 5/15/25 (b)	135,000	124,200
MPH Acquisition Holdings LLC 7.125% 6/01/24 (b)	160,000	139,210
United Rentals North America, Inc. 6.500% 12/15/26	75,000	76,125
Verscend Escrow Corp. 9.750% 8/15/26 (b)	237,000	236,554
		954,189
Computers — 0.1%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750% 6/01/25 (b)	190,000	173,861
Distribution & Wholesale — 0.0%
Performance Food Group, Inc. 5.500% 10/15/27 (b)	115,000	106,663
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	450,000	364,880
Air Lease Corp. 3.750% 2/01/22	470,000	430,194
American Express Co. 2.500% 8/01/22	440,000	442,853
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (b)	390,000	305,851
Banco BTG Pactual SA 5 year CMT + 5.257% 7.750% VRN 2/15/29 (b)	400,000	340,000
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125% 2.357% FRN 9/26/23 (b)	565,000	562,418
Capital One Financial Corp. 3 mo. USD LIBOR + 0.720% 2.490% FRN 1/30/23	140,000	130,847
Credito Real SAB de CV SOFOM ER 5 year CMT + 7.026% 9.125% VRN (b) (d)	200,000	152,002
Discover Financial Services 4.100% 2/09/27	570,000	558,570
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (b)	155,000	99,820
Interoceanica IV Finance Ltd. 0.000% 11/30/25 (b)	799,880	739,889
Mexarrend SAPI de CV 10.250% 7/24/24 (b)	200,000	136,002

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (b)	$125,000	$122,225
Navient Corp. 5.000% 3/15/27	60,000	51,582
NFP Corp. 6.875% 7/15/25 (b)	155,000	152,675
Operadora de Servicios Mega SA de CV Sofom ER 8.250% 2/11/25 (b)	200,000	136,250
SPARC EM SPC Panama Metro Line 2 SP 0.000% 12/05/22 (b)	190,236	175,017
Springleaf Finance Corp. 5.375% 11/15/29	55,000	50,325
6.625% 1/15/28	120,000	113,400
SURA Asset Management SA 4.875% 4/17/24 (b)	200,000	195,500
Synchrony Financial 3.950% 12/01/27	500,000	444,292
The Charles Schwab Corp. 3.550% 2/01/24	465,000	489,044
Unifin Financiera SAB de CV 5 year CMT + 6.308% 8.875% VRN (b) (d)	600,000	360,006
		6,553,642
Electric — 2.6%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (b)	500,000	463,250
AES Argentina Generacion SA 7.750% 2/02/24 (b)	150,000	84,375
AES Gener SA 5 year CMT + 4.917% 6.350% VRN 10/07/79 (b)	200,000	152,000
5 year CMT + 4.917% 6.350% VRN 10/07/79 (b)	200,000	152,000
5 year USD Swap + 4.644% 7.125% VRN 3/26/79 (b)	400,000	312,840
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	303,715
Calpine Corp. 5.125% 3/15/28 (b)	100,000	92,000
Cometa Energia SA de CV 6.375% 4/24/35 (b)	387,600	350,778
DTE Energy Co. 3.800% 3/15/27	500,000	510,635
Duke Energy Corp. 3.750% 9/01/46	90,000	86,160
3.950% 8/15/47	240,000	231,196
Duke Energy Progress, Inc. 4.150% 12/01/44	315,000	353,889
Empresa Electrica Angamos SA 4.875% 5/25/29 (b)	165,200	157,766
Empresa Electrica Guacolda SA 4.560% 4/30/25 (b)	400,000	281,685
Georgia Power Co. 2.200% 9/15/24	455,000	426,808
LLPL Capital Pte Ltd. 6.875% 2/04/39 (b)	288,390	280,820
Minejesa Capital BV 4.625% 8/10/30 (b)	600,000	535,749
Monongahela Power Co. 5.400% 12/15/43 (b)	210,000	234,254
Pampa Energia SA 9.125% 4/15/29 (b)	150,000	99,751
PSEG Power LLC 3.850% 6/01/23	340,000	345,900
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	999,616
Star Energy Geothermal Wayang Windu Ltd. 6.750% 4/24/33 (b)	552,000	497,042
Transelec SA 3.875% 1/12/29 (b)	250,000	225,190
4.625% 7/26/23 (b)	200,000	202,052
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,014,157
		8,393,628
Electronics — 0.1%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	270,834
Engineering & Construction — 0.3%
AECOM 5.125% 3/15/27	160,000	144,000
Aeropuerto Internacional de Tocumen SA 5.625% 5/18/36 (b)	200,000	204,002
Sydney Airport Finance Co. Pty Ltd. 3.375% 4/30/25 (b)	300,000	297,167
3.625% 4/28/26 (b)	300,000	321,490
		966,659
Entertainment — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (b)	130,000	93,886
Eldorado Resorts, Inc. 6.000% 4/01/25	125,000	112,500
Lions Gate Capital Holdings LLC 6.375% 2/01/24 (b)	160,000	140,800
Scientific Games International, Inc. 7.250% 11/15/29 (b)	75,000	46,875
Twin River Worldwide Holdings, Inc. 6.750% 6/01/27 (b)	110,000	82,500
		476,561
Environmental Controls — 0.2%
GFL Environmental, Inc. 5.125% 12/15/26 (b)	125,000	121,875
8.500% 5/01/27 (b)	51,000	51,240
Tervita Corp. 7.625% 12/01/21 (b)	220,000	154,000
Waste Management, Inc. 4.000% 7/15/39	355,000	385,826
		712,941

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 4.625% 1/15/27 (b)	$95,000	$94,525
B&G Foods, Inc. 5.250% 9/15/27	50,000	48,750
Grupo Bimbo SAB de CV 5 year CMT + 3.280% 5.950% VRN (b) (d)	400,000	373,760
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (b)	20,000	20,200
5.875% 7/15/24 (b)	30,000	30,375
6.750% 2/15/28 (b)	126,000	134,505
Kraft Heinz Foods Co. 3.950% 7/15/25	55,000	54,735
5.000% 7/15/35	40,000	39,768
5.200% 7/15/45	115,000	110,560
The Kroger Co. 3.400% 4/15/22	490,000	504,256
MARB BondCo PLC 6.875% 1/19/25 (b) (c)	400,000	360,500
7.000% 3/15/24 (b)	200,000	178,000
Minerva Luxembourg SA 5.875% 1/19/28 (b)	300,000	264,753
6.500% 9/20/26 (b)	400,000	364,166
NBM US Holdings, Inc. 7.000% 5/14/26 (b)	200,000	181,500
Pilgrim’s Pride Corp. 5.875% 9/30/27 (b)	205,000	204,262
Post Holdings, Inc. 4.625% 4/15/30 (b)	110,000	105,325
Smithfield Foods, Inc. 4.250% 2/01/27 (b)	415,000	384,936
Sysco Corp. 3.300% 2/15/50	280,000	202,773
		3,657,649
Gas — 0.1%
The Brooklyn Union Gas Co. 4.487% 3/04/49 (b)	385,000	408,219
Health Care – Products — 0.0%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.250% 2/01/28 (b)	80,000	68,792
Health Care – Services — 0.2%
Centene Corp. 3.375% 2/15/30 (b)	75,000	69,750
4.250% 12/15/27 (b)	50,000	49,000
HCA, Inc. 5.375% 9/01/26	125,000	128,750
LifePoint Health, Inc. 4.375% 2/15/27 (b)	90,000	84,780
Radiology Partners, Inc. 9.250% 2/01/28 (b)	95,000	82,246
Select Medical Corp. 6.250% 8/15/26 (b)	150,000	150,000
Tenet Healthcare Corp. 5.125% 11/01/27 (b)	155,000	147,638
West Street Merger Sub, Inc. 6.375% 9/01/25 (b)	80,000	69,736
		781,900
Home Builders — 0.0%
Mattamy Group Corp. 4.625% 3/01/30 (b)	120,000	103,200
Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	238,000	208,286
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc. 9.000% 8/15/23 (b)	105,000	86,100
Insurance — 0.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750% 10/15/27 (b)	75,000	70,230
Athene Global Funding 3.000% 7/01/22 (b)	465,000	457,676
Equitable Holdings, Inc. 3.900% 4/20/23	490,000	485,620
GTCR AP Finance, Inc. 8.000% 5/15/27 (b)	95,000	87,400
Liberty Mutual Group, Inc. 3.951% 10/15/50 (b)	675,000	625,740
Prudential Financial, Inc. 3.905% 12/07/47	185,000	177,862
Willis North America, Inc. 4.500% 9/15/28	475,000	521,869
		2,426,397
Internet — 0.1%
Expedia, Inc. Co. 3.800% 2/15/28	275,000	237,708
Uber Technologies, Inc. 7.500% 9/15/27 (b)	90,000	88,848
		326,556
Iron & Steel — 0.1%
CSN Islands XII Corp. 7.000% (b) (d)	200,000	118,000
CSN Resources SA 7.625% 4/17/26 (b)	200,000	130,250
		248,250
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	90,000	56,634
Viking Cruises Ltd. 5.875% 9/15/27 (b)	160,000	93,617
		150,251
Lodging — 0.1%
Gohl Capital Ltd. 4.250% 1/24/27 (b)	200,000	163,887

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.1%
John Deere Capital Corp. 3.450% 1/10/24	$210,000	$219,540
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 3/01/30 (b)	105,000	104,475
Cengage Learning, Inc. 9.500% 6/15/24 (b)	75,000	55,500
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	325,000	345,018
CSC Holdings LLC 5.250% 6/01/24	190,000	190,473
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	65,000	52,814
DISH DBS Corp. 5.875% 11/15/24	40,000	38,900
Gray Escrow, Inc. 7.000% 5/15/27 (b)	145,000	144,275
iHeartCommunications, Inc. 8.375% 5/01/27	25,000	21,766
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (b)	65,000	63,537
Scripps Escrow, Inc. 5.875% 7/15/27 (b)	80,000	70,400
VTR Finance BV 6.875% 1/15/24 (b)	200,000	181,498
6.875% 1/15/24 (b)	200,000	181,498
		1,450,154
Mining — 0.5%
Anglo American Capital PLC 4.500% 3/15/28 (b)	585,000	579,456
Arconic Corp. 6.125% 2/15/28 (b)	110,000	112,475
Freeport-McMoRan, Inc. 5.400% 11/14/34	300,000	277,500
5.450% 3/15/43	450,000	402,750
Novelis Corp. 4.750% 1/30/30 (b)	50,000	44,500
Vedanta Resources Finance II PLC 9.250% 4/23/26 (b)	200,000	83,500
Vedanta Resources Ltd. 6.125% 8/09/24 (b)	600,000	233,879
		1,734,060
Miscellaneous - Manufacturing — 0.1%
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (b)	75,000	66,375
General Electric Co. 5.875% 1/14/38	225,000	259,236
		325,611
Oil & Gas — 1.6%
Canacol Energy Ltd. 7.250% 5/03/25 (b)	400,000	344,004
7.250% 5/03/25 (b)(c)	200,000	172,002
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	570,000	595,832
Cosan Overseas Ltd. 8.250% (b) (d)	500,000	445,755
Delek & Avner Tamar Bond Ltd. 5.082% 12/30/23 (b)	100,000	97,898
5.412% 12/30/25 (b)	100,000	95,541
Diamondback Energy, Inc. 2.875% 12/01/24	59,000	41,211
Geopark Ltd. 6.500% 9/21/24 (b)	600,000	340,500
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (b)	400,000	99,000
Gulfport Energy Corp. 6.375% 5/15/25	105,000	25,462
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (b)	100,000	44,000
Indian Oil Corp. Ltd. 5.750% 8/01/23 (b)	600,000	587,922
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	50,000	33,000
Marathon Petroleum Corp. 5.125% 12/15/26	430,000	425,712
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	200,000	115,999
MEG Energy Corp. 7.000% 3/31/24 (b)	30,000	13,838
7.125% 2/01/27 (b)	155,000	76,589
Oasis Petroleum, Inc. 6.875% 3/15/22	100,000	19,750
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (b)	600,000	535,957
Parkland Fuel Corp. 5.875% 7/15/27 (b)	115,000	107,801
Petrobras Global Finance BV 6.900% 3/19/49	100,000	97,125
7.250% 3/17/44	100,000	101,080
QEP Resources, Inc. 5.625% 3/01/26	165,000	60,225
Sunoco LP / Sunoco Finance Corp. 5.500% 2/15/26	130,000	112,486
6.000% 4/15/27	90,000	77,400
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	70,976	56,781
Transocean Poseidon Ltd. 6.875% 2/01/27 (b)	150,000	121,500
Transocean, Inc. 8.000% 2/01/27 (b)	80,000	38,000
WPX Energy, Inc. 4.500% 1/15/30	100,000	54,300
YPF Sociedad Anonima 6.950% 7/21/27 (b)	250,000	128,825
		5,065,495

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.1%
Halliburton Co. 2.920% 3/01/30	$260,000	$200,893
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 9/01/27	185,000	114,700
		315,593
Packaging & Containers — 0.3%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	125,000	116,875
Packaging Corp. of America 3.400% 12/15/27	215,000	214,145
Silgan Holdings, Inc. 4.125% 2/01/28 (b)	45,000	41,513
WRKCo, Inc. 3.750% 3/15/25	420,000	422,215
		794,748
Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	215,000	241,486
AstraZeneca PLC 6.450% 9/15/37	265,000	375,808
Bausch Health Cos., Inc. 5.000% 1/30/28 (b)	80,000	75,736
5.250% 1/30/30 (b)	80,000	75,645
Becton Dickinson and Co. 2.894% 6/06/22	760,000	758,582
Bristol-Myers Squibb Co. 4.350% 11/15/47 (b)	355,000	447,041
Cigna Corp. 3 mo. USD LIBOR + 0.890% 2.721% FRN 7/15/23	270,000	251,045
4.900% 12/15/48	215,000	257,954
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	530,000	533,851
		3,017,148
Pipelines — 1.1%
AI Candelaria Spain SLU 7.500% 12/15/28 (b)	250,000	185,729
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750% 3/01/27 (b)	54,000	34,560
Cheniere Energy Partners LP 5.250% 10/01/25	105,000	96,600
5.625% 10/01/26	95,000	87,400
Enable Midstream Partners LP 4.400% 3/15/27	295,000	180,196
Energy Transfer Operating LP 4.750% 1/15/26	470,000	428,436
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (b)	215,442	212,079
GNL Quintero SA 4.634% 7/31/29 (b)	550,000	522,500
Hess Midstream Operations LP 5.125% 6/15/28 (b)	125,000	87,850
Kinder Morgan Energy Partners LP 6.950% 1/15/38	400,000	416,039
ONEOK, Inc. 3.400% 9/01/29	140,000	104,507
Sabine Pass Liquefaction LLC 5.000% 3/15/27	470,000	399,356
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	627,433
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.500% 3/01/30 (b)	155,000	119,722
		3,502,407
Real Estate — 0.1%
Radiant Access Ltd. 4.600% (b) (d)	200,000	187,100
Real Estate Investment Trusts (REITS) — 1.1%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	320,000	326,889
American Tower Corp. 3.600% 1/15/28	470,000	467,144
Boston Properties LP 3.400% 6/21/29	435,000	418,244
Crown Castle International Corp. 3.700% 6/15/26	700,000	715,269
4.000% 3/01/27	225,000	231,704
ESH Hospitality, Inc. 5.250% 5/01/25 (b)	105,000	88,200
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	185,000	181,497
National Retail Properties, Inc. 2.500% 4/15/30	115,000	102,313
Public Storage 3.385% 5/01/29	445,000	446,082
Simon Property Group LP 2.450% 9/13/29	25,000	22,661
VICI Properties LP / VICI Note Co., Inc. 3.750% 2/15/27 (b)	15,000	14,137
4.125% 8/15/30 (b)	15,000	14,044
Welltower, Inc. 3.950% 9/01/23	460,000	455,609
		3,483,793

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.4%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (b)	$16,000	$13,600
4.750% 3/01/30 (b)	16,000	13,600
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (b)	160,000	144,400
Carvana Co. 8.875% 10/01/23 (b)	40,000	37,800
Golden Nugget, Inc. 6.750% 10/15/24 (b)	175,000	110,231
The Home Depot, Inc. 3.900% 6/15/47	220,000	243,196
IRB Holding Corp. 6.750% 2/15/26 (b)	120,000	94,550
McDonald’s Corp. 4.450% 3/01/47	235,000	254,177
PetSmart, Inc. 5.875% 6/01/25 (b)	39,000	38,415
7.125% 3/15/23 (b)	115,000	107,094
Staples, Inc. 7.500% 4/15/26 (b)	115,000	101,631
Yum! Brands, Inc. 7.750% 4/01/25 (b) (e)	35,000	36,750
		1,195,444
Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	485,000	495,849
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.875% 6/18/26 (b)	265,000	257,795
		753,644
Software — 0.1%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (b)	155,000	158,532
Oracle Corp. 3.850% 4/01/60 (e)	265,000	266,715
		425,247
Telecommunications — 1.2%
AT&T, Inc. 5.250% 3/01/37	600,000	700,014
CenturyLink, Inc. 4.000% 2/15/27 (b)	85,000	82,450
5.125% 12/15/26 (b)	105,000	105,000
Comunicaciones Celulares SA Via Comcel Trust 6.875% 2/06/24 (b)	200,000	194,002
Corning, Inc. 4.375% 11/15/57	260,000	268,405
Digicel Group Two Ltd. 9.125% 4/01/24 (b)	507,159	63,395
Empresa Nacional de Telecomunicaciones SA 4.750% 8/01/26 (b)	300,000	282,646
Front Range BidCo, Inc. 4.000% 3/01/27 (b)	90,000	86,063
6.125% 3/01/28 (b)	50,000	47,500
Frontier Communications Corp. 8.000% 4/01/27 (b)	105,000	103,559
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875% 5/01/24 (b)	75,000	59,250
GTT Communications, Inc. 7.875% 12/31/24 (b)	80,000	51,600
Intelsat Jackson Holdings SA 8.500% 10/15/24 (b)	85,000	53,525
Millicom International Cellular SA 5.125% 1/15/28 (b)	200,000	174,000
6.250% 3/25/29 (b)	200,000	179,000
6.625% 10/15/26 (b)	200,000	189,780
Network i2i Ltd. 5 year CMT + 4.277% 5.650% VRN (b) (d)	200,000	161,000
Sprint Corp. 7.125% 6/15/24	165,000	181,112
Telesat Canada/telesat L 6.500% 10/15/27 (b)	40,000	38,400
Telfon Celuar Del Paragu SA 5.875% 4/15/27 (b)	200,000	180,383
Verizon Communications, Inc. 4.400% 11/01/34	485,000	566,064
		3,767,148
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	510,000	469,606
Transportation — 0.5%
CSX Corp. 3.800% 11/01/46	400,000	401,437
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (b)	750,000	750,000
FedEx Corp. 4.750% 11/15/45	255,000	244,358
Fideicomiso PA Pacifico Tres 8.250% 1/15/35 (b)	200,000	192,000
JSL Europe SA 7.750% 7/26/24 (b) (c)	200,000	144,258
		1,732,053
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (b)	225,000	231,037
TOTAL CORPORATE DEBT (Cost $84,573,858)		77,729,837

Municipal Obligations — 0.1%
Missouri Highway & Transportation Commission, Revenue Bonds 5.063% 5/01/24	135,000	153,072
State of California BAB, General Obligation 7.550% 4/01/39	190,000	308,313
		461,385
TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		461,385

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 21.8%

Commercial MBS — 5.4%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class B 4.096% 5/15/52	$335,000	$308,102
BFLD 2019-DPLO, Series 2019-DPLO, Class E, 1 mo. USD LIBOR + 2.240% 2.945% FRN 10/15/34 (b)	491,000	359,618
BX Trust 2019-OC11, Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (b) (f)	391,000	281,552
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.019% VRN 1/10/48 (f)	5,628,204	267,189
CHT Mortgage Trust Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000% 3.705% FRN 11/15/36 (b)	378,000	264,600
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.741% 4.446% FRN 11/15/36 (b)	668,000	434,200
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA, 0.849% VRN 11/10/48 (f)	5,200,500	155,892
Series 2016-GC36, Class D, 2.850% 2/10/49 (b)	281,000	197,678
Series 2015-GC31, Class C, 4.057% VRN 6/10/48 (f)	700,000	648,407
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	316,479
Series 2015-GC35, Class C, 4.497% VRN 11/10/48 (f)	413,000	373,802
COMM Mortgage Trust Series 2012-CR4, Class D, 4.593% VRN 10/15/45 (b) (f)	738,000	329,431
Series 2015-LC23, Class C, 4.645% VRN 10/10/48 (f)	470,000	432,072
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class C, 4.646% VRN 2/10/49 (f)	465,000	419,937
CSAIL Commercial Mortgage Trust Series 2015-C1, Class XA, 0.837% VRN 4/15/50 (f)	8,354,949	271,509
Series 2019-C16, Class AS, 3.612% 6/15/52	334,000	329,456
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	315,926
Series 2015-C4, Class C, 4.580% VRN 11/15/48 (f)	427,000	393,599
Series 2018-C14, Class C, 4.892% VRN 11/15/51 (f)	405,000	354,297
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450% 3.155% FRN 6/15/33 (b)	550,000	431,628
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class E, 4.095% 12/10/36 (b)	262,000	204,743
Series 2019-FBLU, Class G, 4.095% VRN 12/10/36 (b) (f)	262,000	180,638
GS Mortgage Securities Trust Series 2015-GS1, Class XA, 0.780% VRN 11/10/48 (f)	7,932,842	290,401
Series 2013-GC10, Class XA, 1.499% VRN 2/10/46 (f)	4,502,689	154,640
Series 2014-GC26, Class D, 4.515% VRN 11/10/47 (b) (f)	1,258,000	943,363
GSCG Trust, Series 2019-600C, Class E, 4.118% VRN 9/06/34 (b) (f)	497,000	430,114
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150% 3.855% FRN 11/15/36 (b)	435,241	291,611
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA, 1.078% VRN 1/15/49 (f)	5,197,716	174,708
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	158,392
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA, 0.515% VRN 7/15/48 (f)	9,547,092	213,933
Series 2015-C29, Class XA, 0.741% VRN 5/15/48 (f)	8,830,476	220,163
Series 2014-C25, Class XA, 0.852% VRN 11/15/47 (f)	4,329,799	139,091
Series 2015-C28, Class XA, 1.057% VRN 10/15/48 (f)	7,541,172	254,368
Series 2015-C27, Class D, 3.807% VRN 2/15/48 (b) (f)	704,000	544,024
Series 2015-C29, Class C, 4.178% VRN 5/15/48 (f)	325,000	292,808
Series 2015-C33, Class C, 4.622% VRN 12/15/48 (f)	527,000	480,715
Series 2015-C32, Class C, 4.656% VRN 11/15/48 (f)	87,000	79,651
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class D, 3.237% VRN 12/15/47 (b) (f)	504,000	364,086
Series 2015-C23, Class C, 4.155% VRN 7/15/50 (f)	650,000	578,130
Series 2015-C27, Class C, 4.526% VRN 12/15/47 (f)	351,000	314,369

Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 0.881% VRN 12/15/48 (f)	6,303,074	256,945
MSCG Trust, Series 2016-SNR, Class C 5.205% 11/15/34 (b)	458,150	452,033
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200% 3.859% FRN 6/15/35 (b)	368,000	331,452
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 1.975% VRN 10/10/48 (f)	3,848,028	303,987
UBS Commercial Mortgage Trust, Series 2017-C6, Class B, 4.154% VRN 12/15/50 (f)	340,000	318,400
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA, 0.709% VRN 7/15/58 (f)	10,310,468	299,408
Series 2015-P2, Class XA, 0.981% VRN 12/15/48 (f)	5,347,433	196,450
Series 2015-C31, Class XA, 1.013% VRN 11/15/48 (f)	6,326,235	282,595
Series 2019-C51, Class B, 3.836% VRN 6/15/52 (f)	500,000	445,294
Series 2014-LC16, Class D, 3.938% 8/15/50 (b)	169,000	104,026
Series 2019-C50, Class B, 4.192% 5/15/52	409,000	383,160
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	331,919
Series 2015-NXS4, Class C, 4.670% VRN 12/15/48 (f)	421,000	387,630
		17,288,621
Home Equity ABS — 0.8%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,153,329	2,773,670
Other ABS — 8.1%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (b)	584,234	484,883
ALM R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 5.871% FRN 10/15/28 (b)	1,000,000	840,156
ANCHORAGE CAPITAL CLO 13 LLC, Series 2019-13A, Class B, 3 mo. USD LIBOR + 2.000% 3.831% FRN 4/15/32 (b)	500,000	452,751
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (b)	802,083	545,963
BlueMountain CLO Ltd. Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 4.419% FRN 4/20/31 (b)	1,000,000	697,682
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 5.969% FRN 1/20/29 (b)	1,000,000	834,303
CAL Funding Ltd., Series 2018-1A, Class A 3.960% 2/25/43 (b)	395,833	398,132
CLI Funding LLC Series 2014-2A, Class A, 3.380% 10/18/29 (b)	300,844	271,310
Series 2019-1A, Class A, 3.710% 5/18/44 (b)	459,387	451,362
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100% 4.792% FRN 8/15/31 (b)	500,000	370,149
Gilbert Park CLO Ltd. Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 4.781% FRN 10/15/30 (b)	500,000	382,995
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 8.231% FRN 10/15/30 (b)	1,000,000	647,039
Global SC Finance SRL Series 2014-1A, Class A1, 3.190% 7/17/29 (b)	307,667	262,093
Series 2018-1A, Class A, 4.290% 5/17/38 (b)	489,480	488,869
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300% 5.119% FRN 1/20/30 (b)	1,000,000	792,076
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (b)	215,121	201,887

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (b)	$242,542	$255,538
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000% 4.831% FRN 10/15/30 (b)	500,000	359,330
Invitation Homes Trust Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250% 2.050% FRN 3/17/37 (b)	1,145,000	933,463
Series 2018-SFR1, Class D, 1 mo. USD LIBOR + 1.450% 2.250% FRN 3/17/37 (b)	750,000	580,947
JOL Air Ltd., Series 2019-1, Class A 3.967% 4/15/44 (b)	455,536	335,630
LCM LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450% 5.281% FRN 7/15/27 (b)	1,000,000	829,129
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (b)	483,724	338,166
Madison Park Funding Ltd. Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950% 4.752% FRN 10/22/30 (b)	500,000	362,794
Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440% 7.234% FRN 1/27/26 (b)	1,000,000	775,511
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + 0.150% 1.097% FRN 8/25/37	2,042,852	1,873,041
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (b)	442,805	432,858
Newark BSL CLO 2 Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650% 5.444% FRN 7/25/30 (b)	500,000	401,912
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050% 4.869% FRN 10/20/30 (b)	500,000	366,373
Octagon Investment Partners Ltd. Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 5.319% FRN 3/17/30 (b)	1,000,000	787,070
Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200% 8.019% FRN 3/17/30 (b)	500,000	302,851
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 3 mo. USD LIBOR + 5.450% 7.252% FRN 1/22/30 (b)	1,000,000	544,565
Primose Funding LLC, Series 2019-1A, Class A2 4.475% 7/30/49 (b)	997,500	906,139
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (b)	334,089	251,135
START Ireland, Series 2019-1, Class A 4.089% 3/15/44 (b)	464,286	324,752
Sunrun Atlas Issuer 2019-2 LLC, Series 2019-2, Class A 3.610% 2/01/55 (b)	745,337	654,303
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050% 4.881% FRN 10/15/31 (b)	500,000	367,167
TAL Advantage LLC Series 2013-1A, Class A, 2.830% 2/22/38 (b)	145,833	142,966
Series 2014-1A, Class A, 3.510% 2/22/39 (b)	269,467	268,255
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (b)	463,333	443,081
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 5.219% FRN 10/20/26 (b)	1,000,000	885,007
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A, 4.147% STEP 9/15/38 (b)	446,429	317,488
Series 2017-A, Class A, 4.212% STEP 5/17/32 (b)	897,290	669,633
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (b)	221,185	218,749
Triton Container Finance LLC, Series 2018-1A, Class A 3.950% 3/20/43 (b)	400,000	402,191
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 4.072% 2/16/43 (b)	734,375	717,956
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.250% 5.069% FRN 7/20/28 (b)	500,000	403,936
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (b)	812,542	567,579
Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 5.569% FRN 4/18/29 (b)	1,000,000	824,721
		25,965,886
Student Loans ABS — 0.4%
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/26/47 (b)	408,545	379,658
SoFi Professional Loan Program LLC Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	325,777
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	475,237
		1,180,672
WL Collateral CMO — 6.6%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 4.056% VRN 4/25/37 (f)	1,566,235	1,335,432
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	2,241,772	2,169,595
Countrywide Alternative Loan Trust Series 2006-13T1, Class A11, 6.000% 5/25/36	2,087,910	1,420,452
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,659,766	2,372,431
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-HYB2, Class 3A1, 3.419% VRN 2/25/47 (f)	1,324,714	1,151,148
Series 2007-14, Class A6, 6.000% 9/25/37	1,640,346	1,296,532
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + 0.170% 0.920% FRN 12/19/36	1,117,945	930,311
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.610% VRN 5/25/37 (f)	2,548,654	2,122,504
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + 0.200% 1.147% FRN 7/25/47	3,035,962	2,999,749
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.506% VRN 7/25/35 (f)	461,781	410,713
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.042% VRN 2/25/36 (f)	2,419,605	1,991,858
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (b) (f)	1,021,854	751,253
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + 0.600% 6.000% FRN 4/25/37	337,288	298,811
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 3.692% VRN 10/25/37 (f)	1,047,545	888,326
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,100,275	986,311
		21,125,426

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	$1,933,403	$1,510,258
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $82,722,830)		69,844,533

Sovereign Debt Obligations — 0.3%
Mexico Government International Bond 3.750% 1/11/28	535,000	531,795
4.150% 3/28/27	343,000	347,974
Perusahaan Penerbit SBSN Indonesia 4.150% 3/29/27 (b)	200,000	199,958
		1,079,727
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,087,426)		1,079,727

U.S. Government Agency Obligations and Instrumentalities — 18.1%
Collateralized Mortgage Obligations — 13.4%
Federal Home Loan Mortgage Corp. REMICS Series 4934, Class P, 2.500% 11/15/40	2,817,223	2,937,727
Series 4093, Class PA, 3.000% 8/15/42	4,214,924	4,398,117
Series 4481, Class B, 3.000% 12/15/42	5,391,259	5,809,734
Series 4483, Class CA, 3.000% 6/15/44	5,090,791	5,495,937
Series 4750, Class PA, 3.000% 7/15/46	2,151,843	2,239,587
Federal Home Loan Mortgage Corp. SCRT (f) Series 2018-2, Class HV 3.000% 11/25/57	2,830,596	2,860,175
Federal Home Loan Mortgage Corp. STRIPS Series 355, Class 300, 3.000% 8/15/47	2,817,793	2,973,372
Series 358, Class 300, 3.000% 10/15/47	2,501,936	2,640,726
Federal National Mortgage Association REMICS Series 2018-21, Class PO, 0.000% 4/25/48	3,128,801	2,946,821
Series 2015-9, Class HA, 3.000% 1/25/45	684,103	730,694
Government National Mortgage Association Series 2015-74, Class LZ, 3.500% 5/20/45	3,391,337	3,828,462
Series 2015-92, Class CZ, 3.500% 6/20/45	5,396,130	6,056,704
		42,918,056
Pass-Through Securities — 4.7%
Federal Home Loan Mortgage Corp. Pool #BL5484 2.260% 1/01/30	3,000,000	3,196,347
Pool #G08520 2.500% 1/01/43	1,123,018	1,170,395
Pool #SB0048 3.000% 8/01/34	2,701,741	2,837,562
Pool #G08632 3.500% 3/01/45	2,215,306	2,363,976
Federal National Mortgage Association Pool #MA2248 3.000% 4/01/45	2,082,692	2,178,473
Pool #AS7661 3.000% 8/01/46	1,413,420	1,477,539
Pool #AX2501 4.000% 10/01/44	1,751,999	1,890,943
		15,115,235
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $53,531,449)		58,033,291

U.S. Treasury Obligations — 28.3%
U.S. Treasury Bonds & Notes — 28.3%
U.S. Treasury Bond 2.000% 2/15/50	260,000	301,136
2.750% 11/15/42	280,000	361,381
2.750% 11/15/47	6,430,000	8,496,173
3.125% 2/15/43	2,890,000	3,947,824
3.625% 8/15/43	2,150,000	3,167,879
3.750% 11/15/43	2,410,000	3,620,703
U.S. Treasury Inflation Index 0.125% 10/15/24	4,152,096	4,202,700
0.875% 1/15/29	1,031,745	1,120,717
U.S. Treasury Note 0.375% 3/31/22	10,000,000	10,029,288
0.500% 3/15/23	14,000,000	14,086,696
0.500% 3/31/25	4,000,000	4,024,181
1.625% 10/31/26	4,910,000	5,250,300
1.750% 11/30/21	515,000	527,966
2.125% 9/30/24	1,320,000	1,423,132
2.250% 10/31/24	3,500,000	3,795,962
2.250% 8/15/27	5,080,000	5,692,870
2.250% 11/15/27	5,020,000	5,637,600
2.375% 5/15/29	4,510,000	5,178,819
2.625% 1/31/26	620,000	695,936
2.750% 2/28/25	3,070,000	3,419,951
3.000% 9/30/25	4,910,000	5,584,663
		90,565,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,080,705)		90,565,877

TOTAL BONDS & NOTES (Cost $316,083,022)		307,259,195

	Number of Shares
Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (g)	154,275	154,275

TOTAL MUTUAL FUNDS (Cost $154,275)		154,275

TOTAL LONG-TERM INVESTMENTS (Cost $316,237,297)		307,413,470

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (h)	$9,546,107	$9,546,107
U.S. Treasury Bill — 0.0%
U.S. Treasury Bill
1.535% 11/05/20	105,000	104,949

TOTAL SHORT-TERM INVESTMENTS (Cost $9,650,131)		9,651,056

TOTAL INVESTMENTS — 98.9% (Cost $325,887,428) (i)		317,064,526

Other Assets/(Liabilities) — 1.1%		3,561,309

NET ASSETS — 100.0%		$320,625,835

Abbreviation Legend
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
PO	Principal Only
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $72,233,980 or 22.53% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $573,901 or 0.18% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $426,824 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $9,546,107. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $9,738,607.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.3%

Common Stock — 97.7%
Basic Materials — 2.5%
Chemicals — 2.0%
Albemarle Corp. (a)	6,600	$372,042
Celanese Corp.	7,500	550,425
DuPont de Nemours, Inc.	13,200	450,120
Eastman Chemical Co.	8,400	391,272
FMC Corp.	8,100	661,689
Huntsman Corp.	12,100	174,603
Linde PLC	31,832	5,506,936
LyondellBasell Industries NV Class A	24,100	1,196,083
PPG Industries, Inc.	30,700	2,566,520
		11,869,690
Forest Products & Paper — 0.2%
International Paper Co.	42,621	1,326,792
Iron & Steel — 0.2%
Nucor Corp.	18,900	680,778
Reliance Steel & Aluminum Co.	4,200	367,878
Steel Dynamics, Inc.	13,300	299,782
		1,348,438
Mining — 0.1%
Freeport-McMoRan, Inc.	82,500	556,875
		15,101,795
Communications — 8.1%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	20,200	327,038
Omnicom Group, Inc.	13,500	741,150
		1,068,188
Internet — 1.1%
Alphabet, Inc. Class C (b)	4,137	4,810,545
eBay, Inc.	50,300	1,512,018
Facebook, Inc. Class A (b)	2,900	483,720
		6,806,283
Media — 1.9%
Charter Communications, Inc. Class A (b)	1,000	436,310
Comcast Corp. Class A	280,400	9,640,152
Discovery, Inc. Class A (b)	5,600	108,864
The Walt Disney Co.	10,200	985,320
		11,170,646
Telecommunications — 4.9%
AT&T, Inc.	411,200	11,986,480
Corning, Inc.	27,000	554,580
Juniper Networks, Inc.	20,700	396,198
Motorola Solutions, Inc.	19,290	2,564,027
Verizon Communications, Inc.	256,400	13,776,372
		29,277,657
		48,322,774
Consumer, Cyclical — 4.8%
Airlines — 0.4%
Alaska Air Group, Inc.	7,600	216,372
Delta Air Lines, Inc.	40,100	1,144,053
JetBlue Airways Corp. (a) (b)	17,700	158,415
Southwest Airlines Co.	32,600	1,160,886
United Airlines Holdings, Inc. (b)	265	8,360
		2,688,086
Apparel — 0.1%
Ralph Lauren Corp.	3,000	200,490
Skechers U.S.A., Inc. Class A (b)	8,300	197,042
VF Corp.	1,100	59,488
		457,020
Auto Manufacturers — 0.8%
Cummins, Inc.	13,100	1,772,692
General Motors Co.	75,000	1,558,500
PACCAR, Inc.	21,500	1,314,295
		4,645,487
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	7,400	241,314
Aptiv PLC	15,900	782,916
BorgWarner, Inc.	12,800	311,936
Lear Corp.	2,100	170,625
		1,506,791
Distribution & Wholesale — 0.2%
HD Supply Holdings, Inc. (b)	9,200	261,556
LKQ Corp. (b)	19,100	391,741
W.W. Grainger, Inc.	3,400	844,900
		1,498,197
Home Builders — 0.3%
D.R. Horton, Inc.	22,900	778,600
Lennar Corp. Class A	17,400	664,680
PulteGroup, Inc.	15,900	354,888
		1,798,168

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishings — 0.1%
Whirlpool Corp. (a)	4,100	$351,780
Housewares — 0.1%
Newell Brands, Inc.	26,300	349,264
Leisure Time — 0.0%
Harley-Davidson, Inc. (a)	9,600	181,728
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	12,800	873,472
Hyatt Hotels Corp. Class A	2,100	100,590
Marriott International, Inc. Class A	7,538	563,918
		1,537,980
Retail — 2.3%
Advance Auto Parts, Inc.	2,500	233,300
AutoZone, Inc. (b)	1,500	1,269,000
Best Buy Co., Inc.	16,100	917,700
CarMax, Inc. (b)	10,200	549,066
Dollar Tree, Inc. (b)	11,018	809,493
Genuine Parts Co.	9,000	605,970
McDonald's Corp.	11,700	1,934,595
Nordstrom, Inc. (a)	9,700	148,798
Ross Stores, Inc.	8,330	724,460
Target Corp.	28,800	2,677,536
Walgreens Boots Alliance, Inc.	55,000	2,516,250
Williams-Sonoma, Inc.	4,700	199,844
Yum! Brands, Inc.	12,557	860,531
		13,446,543
Textiles — 0.1%
Mohawk Industries, Inc. (b)	4,400	335,456
		28,796,500
Consumer, Non-cyclical — 21.8%
Agriculture — 1.7%
Altria Group, Inc.	10,600	409,902
Archer-Daniels-Midland Co.	34,500	1,213,710
Philip Morris International, Inc.	113,267	8,263,960
		9,887,572
Beverages — 0.1%
Molson Coors Beverage Co. Class B	8,400	327,684
PepsiCo, Inc.	2,700	324,270
		651,954
Biotechnology — 3.0%
Amgen, Inc.	36,900	7,480,737
Bio-Rad Laboratories, Inc. Class A (b)	1,500	525,840
Biogen, Inc. (b)	13,150	4,160,397
Gilead Sciences, Inc.	78,600	5,876,136
		18,043,110
Commercial Services — 0.3%
AMERCO	1,300	377,715
ManpowerGroup, Inc.	3,800	201,362
Quanta Services, Inc.	8,900	282,397
Robert Half International, Inc.	6,500	245,375
United Rentals, Inc. (b)	4,600	473,340
		1,580,189
Cosmetics & Personal Care — 0.1%
The Procter & Gamble Co.	8,000	880,000
Foods — 1.9%
Conagra Brands, Inc.	30,100	883,134
Ingredion, Inc.	4,300	324,650
The J.M. Smucker Co.	6,100	677,100
Kellogg Co.	21,200	1,271,788
The Kraft Heinz Co.	43,200	1,068,768
Mondelez International, Inc. Class A	7,700	385,616
Pilgrim's Pride Corp. (b)	8,800	159,456
Tyson Foods, Inc. Class A	111,013	6,424,322
		11,194,834
Health Care – Products — 3.1%
Boston Scientific Corp. (b)	62,074	2,025,475
Danaher Corp.	55,327	7,657,810
Envista Holdings Corp. (b)	42,004	627,540
Henry Schein, Inc. (b)	9,100	459,732
Medtronic PLC	7,714	695,648
Stryker Corp.	10,896	1,814,075
Thermo Fisher Scientific, Inc.	15,253	4,325,751
Zimmer Biomet Holdings, Inc.	7,764	784,785
		18,390,816
Health Care – Services — 2.5%
Anthem, Inc.	22,867	5,191,724
DaVita, Inc. (b)	8,600	654,116
HCA Healthcare, Inc.	33,600	3,018,960
Humana, Inc.	7,200	2,260,944
Laboratory Corp. of America Holdings (b)	6,000	758,340
Molina Healthcare, Inc. (b)	3,500	488,985
Quest Diagnostics, Inc.	8,400	674,520
UnitedHealth Group, Inc.	5,700	1,421,466
Universal Health Services, Inc. Class B	4,900	485,492
		14,954,547
Household Products & Wares — 0.1%
Avery Dennison Corp.	4,200	427,854
Pharmaceuticals — 9.0%
AbbVie, Inc.	61,334	4,673,038
AmerisourceBergen Corp.	12,800	1,132,800
Bausch Health Cos., Inc. (b)	13,378	207,359
Becton Dickinson and Co.	9,188	2,111,127
Cardinal Health, Inc.	18,200	872,508
CVS Health Corp.	7,100	421,243
Elanco Animal Health, Inc. (b)	66,842	1,496,592
Jazz Pharmaceuticals PLC (b)	3,600	359,064
Johnson & Johnson	163,400	21,426,642
McKesson Corp.	11,300	1,528,438
Merck & Co., Inc.	158,000	12,156,520
Perrigo Co. PLC	8,400	403,956
Pfizer, Inc.	196,300	6,407,232
		53,196,519
		129,207,395

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.0%
Oil & Gas — 3.0%
Cabot Oil & Gas Corp.	14,100	$242,379
Chevron Corp.	132,100	9,571,966
ConocoPhillips	108,404	3,338,843
Continental Resources, Inc. (a)	37,327	285,178
EOG Resources, Inc.	32,354	1,162,156
Phillips 66	27,700	1,486,105
Suncor Energy, Inc.	44,600	704,680
Total SA Sponsored ADR	24,500	912,380
		17,703,687
Pipelines — 1.0%
Enbridge, Inc.	27,500	799,975
Kinder Morgan, Inc.	128,700	1,791,504
TC Energy Corp.	77,005	3,411,321
The Williams Cos., Inc.	12,710	179,847
		6,182,647
		23,886,334
Financial — 25.2%
Banks — 13.5%
Bank of America Corp.	726,540	15,424,444
The Bank of New York Mellon Corp.	57,000	1,919,760
Citigroup, Inc.	185,949	7,832,172
Citizens Financial Group, Inc.	27,000	507,870
Commerce Bancshares, Inc.	6,945	349,681
Cullen/Frost Bankers, Inc. (a)	3,600	200,844
Fifth Third Bancorp	76,836	1,141,014
The Goldman Sachs Group, Inc.	21,900	3,385,521
Huntington Bancshares, Inc.	63,900	524,619
JP Morgan Chase & Co.	222,959	20,072,999
KeyCorp	61,000	632,570
M&T Bank Corp.	8,100	837,783
Morgan Stanley	207,100	7,041,400
Northern Trust Corp.	13,000	980,980
The PNC Financial Services Group, Inc.	33,500	3,206,620
Regions Financial Corp.	59,900	537,303
Signature Bank	3,100	249,209
State Street Corp.	26,193	1,395,301
SVB Financial Group (b)	3,300	498,564
Truist Financial Corp.	6,200	191,208
US Bancorp	96,600	3,327,870
Wells Fargo & Co.	332,260	9,535,862
Western Alliance Bancorp	6,300	192,843
Zions Bancorp NA	10,600	283,656
		80,270,093
Diversified Financial Services — 3.6%
Ally Financial, Inc.	23,500	339,105
American Express Co.	50,800	4,348,988
Ameriprise Financial, Inc.	8,700	891,576
BlackRock, Inc.	9,700	4,267,709
Capital One Financial Corp.	28,900	1,457,138
The Charles Schwab Corp.	96,903	3,257,879
CME Group, Inc.	7,542	1,304,087
Credit Acceptance Corp. (a) (b)	1,200	306,828
E*TRADE Financial Corp.	32,698	1,122,196
Eaton Vance Corp.	6,900	222,525
Intercontinental Exchange, Inc.	9,700	783,275
LPL Financial Holdings, Inc.	4,900	266,707
Raymond James Financial, Inc.	8,600	543,520
SEI Investments Co.	7,600	352,184
T. Rowe Price Group, Inc.	14,500	1,415,925
The Western Union Co. (a)	24,600	445,998
		21,325,640
Insurance — 6.4%
Aflac, Inc.	45,600	1,561,344
Alleghany Corp.	1,000	552,350
The Allstate Corp.	20,200	1,852,946
American Financial Group, Inc.	9,100	637,728
American International Group, Inc.	188,344	4,567,342
Arch Capital Group Ltd. (b)	25,100	714,346
Assurant, Inc.	3,900	405,951
Chubb Ltd.	53,412	5,965,586
Cincinnati Financial Corp.	8,700	656,415
Equitable Holdings, Inc.	138,229	1,997,409
Everest Re Group Ltd.	2,300	442,566
Fidelity National Financial, Inc.	17,100	425,448
Globe Life, Inc.	14,500	1,043,565
The Hanover Insurance Group, Inc.	2,300	208,334
The Hartford Financial Services Group, Inc.	35,400	1,247,496
Loews Corp.	18,500	644,355
Markel Corp. (b)	890	825,822
Marsh & McLennan Cos., Inc.	21,090	1,823,442
MetLife, Inc.	98,700	3,017,259
Old Republic International Corp.	13,300	202,825
Principal Financial Group, Inc.	17,300	542,182
The Progressive Corp.	25,200	1,860,768
Prudential Financial, Inc.	24,900	1,298,286
The Travelers Cos., Inc.	32,800	3,258,680
Voya Financial, Inc. (a)	9,400	381,170
W.R. Berkley Corp.	9,800	511,266
Willis Towers Watson PLC	6,238	1,059,524
		37,704,405

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	20,900	$788,139
Real Estate Investment Trusts (REITS) — 1.6%
Digital Realty Trust, Inc. (a)	12,458	1,730,541
Prologis, Inc.	90,001	7,233,380
Weyerhaeuser Co.	18,256	309,439
		9,273,360
Savings & Loans — 0.0%
New York Community Bancorp, Inc. (a)	28,900	271,371
		149,633,008
Industrial — 11.4%
Aerospace & Defense — 2.4%
The Boeing Co.	6,200	924,668
General Dynamics Corp.	18,000	2,381,580
Lockheed Martin Corp.	17,500	5,931,625
Northrop Grumman Corp.	10,500	3,176,775
Raytheon Co.	13,500	1,770,525
		14,185,173
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	8,500	367,625
Johnson Controls International PLC	27,000	727,920
Masco Corp.	17,700	611,889
Owens Corning	6,700	260,027
		1,967,461
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	32,900	1,567,685
Electronics — 1.3%
Agilent Technologies, Inc.	16,486	1,180,727
Arrow Electronics, Inc. (b)	5,000	259,350
Gentex Corp.	14,800	327,968
Honeywell International, Inc.	9,919	1,327,063
Hubbell, Inc.	3,500	401,590
Jabil, Inc.	8,700	213,846
Keysight Technologies, Inc. (b)	28,135	2,354,337
Roper Technologies, Inc.	3,536	1,102,560
Sensata Technologies Holding PLC (b)	9,900	286,407
		7,453,848
Engineering & Construction — 0.4%
AECOM (b)	9,200	274,620
Jacobs Engineering Group, Inc.	24,656	1,954,481
		2,229,101
Environmental Controls — 0.0%
Pentair PLC	9,600	285,696
Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	3,400	234,600
Snap-on, Inc.	3,500	380,870
Stanley Black & Decker, Inc.	8,900	890,000
		1,505,470
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	35,200	4,084,608
Oshkosh Corp.	4,300	276,619
		4,361,227
Machinery – Diversified — 1.2%
AGCO Corp.	4,500	212,625
Curtiss-Wright Corp.	1,500	138,615
Deere & Co.	39,000	5,388,240
Dover Corp.	7,800	654,732
Rockwell Automation, Inc.	4,500	679,095
		7,073,307
Miscellaneous - Manufacturing — 1.9%
Carlisle Cos., Inc.	3,200	400,896
Eaton Corp. PLC	25,700	1,996,633
General Electric Co.	993,552	7,888,803
ITT, Inc.	5,000	226,800
Parker-Hannifin Corp.	8,000	1,037,840
		11,550,972
Packaging & Containers — 0.7%
Ball Corp.	400	25,864
Crown Holdings, Inc. (b)	8,400	487,536
Packaging Corp. of America	34,803	3,021,945
Sonoco Products Co.	4,900	227,115
WestRock Co.	11,400	322,164
		4,084,624
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,600	473,746
Transportation — 1.8%
C.H. Robinson Worldwide, Inc. (a)	7,900	522,980
CSX Corp.	48,200	2,761,860
Knight-Swift Transportation Holdings, Inc.	10,700	350,960
Norfolk Southern Corp.	9,998	1,459,708
Union Pacific Corp.	10,000	1,410,400
United Parcel Service, Inc. Class B	43,500	4,063,770
XPO Logistics, Inc. (b)	3,300	160,875
		10,730,553
		67,468,863
Technology — 14.2%
Computers — 1.5%
Cognizant Technology Solutions Corp. Class A	31,100	1,445,217
Hewlett Packard Enterprise Co.	80,000	776,800
International Business Machines Corp.	55,000	6,101,150
NetApp, Inc.	7,800	325,182
		8,648,349

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.0%
Xerox Holdings Corp. (b)	12,000	$227,280
Semiconductors — 8.5%
Applied Materials, Inc.	128,830	5,902,991
ASML Holding NV	2,062	539,502
Broadcom, Inc.	29,163	6,914,547
Intel Corp.	289,900	15,689,388
Lam Research Corp.	7,400	1,776,000
Micron Technology, Inc. (b)	118,005	4,963,290
NVIDIA Corp.	5,000	1,318,000
NXP Semiconductor NV	35,003	2,902,799
ON Semiconductor Corp. (a) (b)	25,200	313,488
Qorvo, Inc. (b)	6,800	548,284
QUALCOMM, Inc.	81,637	5,522,743
Texas Instruments, Inc.	25,285	2,526,730
Xilinx, Inc.	19,200	1,496,448
		50,414,210
Software — 4.2%
CDK Global, Inc.	6,900	226,665
Electronic Arts, Inc. (b)	18,200	1,823,094
Fidelity National Information Services, Inc.	4,271	519,524
Microsoft Corp.	68,846	10,857,703
Oracle Corp.	202,000	9,762,660
Synopsys, Inc. (b)	13,393	1,724,884
		24,914,530
		84,204,369
Utilities — 5.7%
Electric — 5.6%
AES Corp.	37,700	512,720
Ameren Corp.	24,544	1,787,540
American Electric Power Co., Inc.	40,250	3,219,195
CenterPoint Energy, Inc.	67,200	1,038,240
Dominion Energy, Inc.	2,300	166,037
Edison International	51,533	2,823,493
Entergy Corp.	20,890	1,963,033
Evergy, Inc.	14,000	770,700
NextEra Energy, Inc.	42,593	10,248,728
NRG Energy, Inc.	15,600	425,256
OGE Energy Corp.	8,400	258,132
Pinnacle West Capital Corp.	6,400	485,056
Public Service Enterprise Group, Inc.	31,300	1,405,683
Sempra Energy	40,844	4,614,964
The Southern Co.	52,024	2,816,579
Vistra Energy Corp.	29,800	475,608
		33,010,964
Gas — 0.1%
NiSource, Inc.	31,158	778,015
		33,788,979
TOTAL COMMON STOCK (Cost $656,805,835)		580,410,017

Preferred Stock — 0.6%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.125%	9,400	491,432
Elanco Animal Health, Inc. Convertible 5.000% (a)	1,842	75,780
		567,212
		567,212
Industrial — 0.1%
Electronics — 0.1%
Fortive Corp. Convertible 5.000%	400	287,892
Technology — 0.1%
Semiconductors — 0.1%
Broadcom, Inc. Convertible 8.000% (a)	661	617,612
Utilities — 0.3%
Electric — 0.3%
Sempra Energy Convertible 6.000%	5,200	481,104
Sempra Energy Convertible 6.750%	2,700	253,611
The Southern Co. Convertible 6.750%	22,730	1,009,212
		1,743,927
		1,743,927
TOTAL PREFERRED STOCK (Cost $3,710,140)		3,216,643

TOTAL EQUITIES (Cost $660,515,975)		583,626,660

	Principal Amount

Bonds & Notes — 0.0%

Corporate Debt — 0.0%
Oil & Gas — 0.0%
Occidental Petroleum Corp.
2.600% 8/13/21	$105,000	82,561
TOTAL CORPORATE DEBT (Cost $69,300)		82,561
TOTAL BONDS & NOTES (Cost $69,300)		82,561

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 1000 Value ETF (a)	38,139	$3,782,626
State Street Navigator Securities Lending Prime Portfolio (c)	1,961,954	1,961,954
		5,744,580
TOTAL MUTUAL FUNDS
(Cost $6,698,675)		5,744,580

TOTAL LONG-TERM INVESTMENTS
(Cost $667,283,950)		589,453,801

	Principal Amount
Short-Term Investments — 0.6%

Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$3,582,538	3,582,538

TOTAL SHORT-TERM INVESTMENTS (Cost $3,582,538)		3,582,538

TOTAL INVESTMENTS — 99.9% (Cost $670,866,488) (e)		593,036,339

Other Assets/(Liabilities) — 0.1%		801,712

NET ASSETS — 100.0%		$593,838,051

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $5,199,675 or 0.88% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,416,625 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,582,538. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,659,764.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.6%

Common Stock — 97.6%
Basic Materials — 2.2%
Chemicals — 1.2%
Celanese Corp.	1,840	$135,038
Eastman Chemical Co.	300	13,974
Ecolab, Inc.	565	88,044
LyondellBasell Industries NV Class A	153	7,593
The Mosaic Co.	728	7,877
Nutrien Ltd.	1,091	37,028
Olin Corp.	2,900	33,843
		323,397
Forest Products & Paper — 0.2%
Domtar Corp.	1,500	32,460
International Paper Co.	751	23,379
		55,839
Iron & Steel — 0.8%
Nucor Corp.	566	20,387
Reliance Steel & Aluminum Co.	2,226	194,976
		215,363
		594,599
Communications — 13.6%
Internet — 10.8%
Alphabet, Inc. Class A (a)	1,114	1,294,412
Alphabet, Inc. Class C (a)	124	144,188
Amazon.com, Inc. (a)	539	1,050,899
eBay, Inc.	7,616	228,937
Facebook, Inc. Class A (a)	520	86,736
Netflix, Inc. (a)	87	32,669
Palo Alto Networks, Inc. (a)	242	39,678
		2,877,519
Media — 1.2%
Comcast Corp. Class A	8,656	297,593
Discovery, Inc. Class A (a)	560	10,887
		308,480
Telecommunications — 1.6%
AT&T, Inc.	3,655	106,543
CenturyLink, Inc.	1,874	17,728
Cisco Systems, Inc.	3,696	145,290
Juniper Networks, Inc.	805	15,408
Verizon Communications, Inc.	2,818	151,411
		436,380
		3,622,379
Consumer, Cyclical — 8.0%
Airlines — 0.0%
American Airlines Group, Inc.	932	11,361
Apparel — 0.2%
Ralph Lauren Corp.	690	46,113
Auto Manufacturers — 2.8%
Cummins, Inc.	2,482	335,864
Ford Motor Co.	2,980	14,394
PACCAR, Inc.	5,908	361,156
Wabash National Corp.	3,800	27,436
		738,850
Auto Parts & Equipment — 0.6%
Magna International, Inc.	5,300	169,176
Distribution & Wholesale — 0.4%
Pool Corp.	600	118,062
Home Builders — 0.6%
Thor Industries, Inc. (b)	800	33,744
Toll Brothers, Inc.	5,926	114,075
		147,819
Leisure Time — 0.0%
Carnival Corp.	527	6,941
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	243	16,582
Retail — 3.3%
Costco Wholesale Corp.	110	31,364
Dollar Tree, Inc. (a)	471	34,604
Genuine Parts Co.	1,028	69,215
The Home Depot, Inc.	930	173,640
Lowe’s Cos., Inc.	326	28,052
McDonald’s Corp.	1,586	262,245
The Michaels Cos., Inc. (a) (b)	5,800	9,396
Target Corp.	999	92,877
Tractor Supply Co.	656	55,465
Walgreens Boots Alliance, Inc.	1,782	81,527
Yum! Brands, Inc.	388	26,590
		864,975
		2,119,879
Consumer, Non-cyclical — 16.8%
Beverages — 0.2%
Coca-Cola European Partners PLC	899	33,740
Molson Coors Beverage Co. Class B	427	16,657
		50,397

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.0%
Amgen, Inc.	174	$35,275
Biogen, Inc. (a)	320	101,242
Vertex Pharmaceuticals, Inc. (a)	520	123,734
		260,251
Commercial Services — 3.7%
Automatic Data Processing, Inc.	225	30,753
Global Payments, Inc.	1,279	184,470
IHS Markit Ltd.	204	12,240
ManpowerGroup, Inc.	2,155	114,194
PayPal Holdings, Inc. (a)	980	93,825
RELX PLC	4,717	100,944
Robert Half International, Inc.	1,083	40,883
S&P Global, Inc.	1,244	304,842
TrueBlue, Inc. (a)	2,400	30,624
Verisk Analytics, Inc.	588	81,955
		994,730
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	248	16,457
Foods — 0.2%
The J.M. Smucker Co.	500	55,500
Pilgrim’s Pride Corp. (a)	496	8,988
		64,488
Health Care – Products — 1.2%
Abbott Laboratories	1,352	106,686
Danaher Corp.	967	133,842
Henry Schein, Inc. (a)	184	9,296
Medtronic PLC	132	11,904
Thermo Fisher Scientific, Inc.	191	54,168
		315,896
Health Care – Services — 1.2%
Anthem, Inc.	328	74,469
Centene Corp. (a)	314	18,655
HCA Healthcare, Inc.	107	9,614
Laboratory Corp. of America Holdings (a)	243	30,713
Quest Diagnostics, Inc.	595	47,778
UnitedHealth Group, Inc.	561	139,902
		321,131
Household Products & Wares — 0.1%
Quanex Building Products Corp.	2,900	29,232
Pharmaceuticals — 9.1%
AbbVie, Inc.	2,361	179,885
Allergan PLC	400	70,840
AmerisourceBergen Corp.	265	23,452
Bristol-Myers Squibb Co.	10,621	592,014
Cardinal Health, Inc.	374	17,930
Cigna Corp. (a)	300	53,154
CVS Health Corp.	884	52,448
Horizon Therapeutics PLC (a)	237	7,020
Jazz Pharmaceuticals PLC (a)	71	7,082
Johnson & Johnson	5,606	735,115
McKesson Corp.	3,077	416,195
Merck & Co., Inc.	1,927	148,263
Mylan NV (a)	1,618	24,124
Pfizer, Inc.	2,745	89,597
		2,417,119
		4,469,701
Energy — 1.5%
Oil & Gas — 1.1%
Chevron Corp.	1,929	139,775
Cimarex Energy Co.	490	8,247
Concho Resources, Inc.	385	16,497
Exxon Mobil Corp.	1,878	71,308
Occidental Petroleum Corp.	514	5,952
Phillips 66	948	50,860
		292,639
Oil & Gas Services — 0.3%
Schlumberger Ltd.	6,671	89,992
Pipelines — 0.1%
Kinder Morgan, Inc.	1,993	27,743
		410,374
Financial — 15.9%
Banks — 8.7%
Bank of America Corp.	25,300	537,119
CIT Group, Inc.	600	10,356
Citigroup, Inc.	14,700	619,164
The Goldman Sachs Group, Inc.	2,060	318,456
JP Morgan Chase & Co.	7,200	648,216
KeyCorp	17,863	185,239
		2,318,550
Diversified Financial Services — 5.4%
AerCap Holdings NV (a)	2,000	45,580
Capital One Financial Corp.	504	25,411
Discover Financial Services	400	14,268
Mastercard, Inc. Class A	1,155	279,002
SEI Investments Co.	2,300	106,582
Synchrony Financial	5,400	86,886
Visa, Inc. Class A	5,460	879,715
		1,437,444

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.8%
Aflac, Inc.	3,600	$123,264
Berkshire Hathaway, Inc. Class B (a)	1,900	347,377
		470,641
		4,226,635
Industrial — 7.4%
Aerospace & Defense — 0.6%
Barnes Group, Inc.	900	37,647
Lockheed Martin Corp.	147	49,826
Raytheon Technologies Corp.	635	59,899
Spirit AeroSystems Holdings, Inc. Class A	172	4,116
		151,488
Building Materials — 0.1%
Patrick Industries, Inc.	1,100	30,976
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	140	10,083
Electronics — 2.8%
Allegion PLC	3,295	303,206
Amphenol Corp. Class A	237	17,273
Garmin Ltd.	212	15,891
Honeywell International, Inc.	1,320	176,603
Keysight Technologies, Inc. (a)	1,270	106,274
Sensata Technologies Holding PLC (a)	954	27,599
TE Connectivity Ltd.	838	52,777
TTM Technologies, Inc. (a)	4,400	45,496
		745,119
Engineering & Construction — 0.4%
AECOM (a)	957	28,567
Arcosa, Inc.	2,083	82,778
		111,345
Environmental Controls — 0.5%
Republic Services, Inc.	754	56,595
Waste Management, Inc.	895	82,841
		139,436
Machinery – Diversified — 0.9%
AGCO Corp.	4,400	207,900
Dover Corp.	307	25,770
Ingersoll Rand, Inc. (a)	420	10,416
		244,086
Miscellaneous - Manufacturing — 0.7%
3M Co.	158	21,569
Eaton Corp. PLC	1,193	92,684
General Electric Co.	2,143	17,015
Parker-Hannifin Corp.	73	9,470
Trane Technologies PLC	476	39,313
		180,051
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	246	44,824
Transportation — 1.1%
Kansas City Southern	280	35,610
Norfolk Southern Corp.	1,800	262,800
		298,410
		1,955,818
Technology — 32.2%
Computers — 11.7%
Accenture PLC Class A	158	25,795
Apple, Inc.	9,220	2,344,554
Cognizant Technology Solutions Corp. Class A	2,025	94,102
Fortinet, Inc. (a)	960	97,123
HP, Inc.	803	13,940
International Business Machines Corp.	1,246	138,219
Leidos Holdings, Inc.	1,560	142,974
Seagate Technology PLC	5,006	244,293
		3,101,000
Semiconductors — 10.1%
Advanced Micro Devices, Inc. (a)	751	34,156
Applied Materials, Inc.	2,244	102,820
ASML Holding NV	810	211,928
Broadcom, Inc.	2,798	663,406
Intel Corp.	9,662	522,907
KLA Corp.	680	97,743
Lam Research Corp.	1,145	274,800
Micron Technology, Inc. (a)	9,400	395,364
NVIDIA Corp.	670	176,612
Skyworks Solutions, Inc.	900	80,442
Texas Instruments, Inc.	176	17,588
Xilinx, Inc.	1,510	117,689
		2,695,455

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 10.4%
ANSYS, Inc. (a)	281	$65,324
Citrix Systems, Inc.	259	36,661
Fair Isaac Corp. (a)	330	101,538
j2 Global, Inc.	500	37,425
Microsoft Corp.	12,722	2,006,387
MSCI, Inc.	760	219,609
Oracle Corp.	421	20,347
Paychex, Inc.	641	40,332
Veeva Systems, Inc. Class A (a)	706	110,397
VMware, Inc. Class A (a)	1,038	125,702
		2,763,722
		8,560,177

TOTAL COMMON STOCK (Cost $27,874,754)		25,959,562

TOTAL EQUITIES (Cost $27,874,754)		25,959,562

Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., Expires 03/31/21 (a)	993	3,773

TOTAL RIGHTS (Cost $2,115)		3,773

TOTAL LONG-TERM INVESTMENTS (Cost $27,876,869)		25,963,335

	Principal Amount
Short-Term Investments — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$546,787	546,787

TOTAL SHORT-TERM INVESTMENTS (Cost $546,787)		546,787

TOTAL INVESTMENTS — 99.7% (Cost $28,423,656) (d)		26,510,122

Other Assets/(Liabilities) — 0.3%		77,071

NET ASSETS — 100.0%		$26,587,193

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $42,709 or 0.16% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $43,887 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $546,787. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $560,645.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.5%

Common Stock — 0.5%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Inc. (Escrow Shares) (a) (b) (c)	2,157,000	$—
Consumer, Non-cyclical — 0.3%
Agriculture — 0.3%
Pinnacle Operating Corp. (b) (c)	378,620	340,758
Pinnacle Operating Corp. (b) (c)	178,174	—
		340,758
		340,758
Energy — 0.2%
Oil & Gas — 0.2%
Fieldwood Energy LLC (c)	3,193	3,193
Fieldwood Energy LLC (c)	13,011	13,011
Jupiter Resources, Inc. (c)	191,606	191,606
		207,810

TOTAL COMMON STOCK (Cost $3,815,845)		548,568

Preferred Stock — 0.0%

Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Pinnacle Agriculture Holdings LLC (b) (c)	1	—

TOTAL PREFERRED STOCK (Cost $1)		—

TOTAL EQUITIES (Cost $3,815,846)		548,568

	Principal Amount
Bonds & Notes — 97.3%

Bank Loans — 5.2%
Aerospace & Defense — 0.6%
Veritas Bermuda Ltd., USD Repriced Term Loan B, 3 mo. LIBOR + 4.500% 5.950% VRN 1/27/23	$740,458	629,388
Electronics — 0.7%
Vertafore, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 3.250% 4.239% VRN 7/02/25	938,125	821,713
Oil & Gas — 0.3%
Fieldwood Energy LLC
Exit 1st Lien Term Loan, 3 mo. LIBOR + 5.250% 7.027% VRN 4/11/22	1,074,554	335,798
Exit 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.027% VRN 4/11/23	387,384	24,793
		360,591
Packaging & Containers — 2.0%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 5.084% VRN 4/03/24	1,190,617	965,150
Consolidated Energy Finance, SA, Term Loan B, 3 mo. LIBOR + 2.500% 3.205% VRN 5/07/25	888,004	621,603
Flex Acquisition Co., Inc., 1st Lien Term Loan, 3 mo. LIBOR + 3.000% 4.909% VRN 12/29/23	550,385	498,099
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.250% 4.323% VRN 10/17/24	162,553	133,293
		2,218,145
Software — 1.6%
Almonde, Inc.
USD 1st Lien Term Loan, 3 mo. LIBOR + 3.500% 5.277% VRN 6/13/24	745,972	634,076
USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.250% 9.027% VRN 6/13/25	700,000	519,400
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 5.239% VRN 10/02/25	674,556	556,678
		1,710,154
TOTAL BANK LOANS (Cost $7,597,563)		5,739,991

Corporate Debt — 92.1%
Advertising — 0.3%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	371,000	313,495
Aerospace & Defense — 3.2%
Signature Aviation US Holdings, Inc. 4.000% 3/01/28 (d)	651,000	587,723
TransDigm, Inc. 5.500% 11/15/27 (d)	963,000	864,292
6.375% 6/15/26	654,000	626,205
Triumph Group, Inc. 5.250% 6/01/22	305,000	251,625
6.250% 9/15/24 (d)	306,000	272,741
7.750% 8/15/25 (e)	1,243,000	901,175
		3,503,761

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.4%
JBS Investments II GmbH 7.000% 1/15/26 (d)	$390,000	$388,666
Airlines — 1.3%
American Airlines Group, Inc. 5.000% 6/01/22 (d)	547,000	438,967
3.750% 3/01/25 (d)	1,437,000	1,005,900
		1,444,867
Apparel — 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (d)	126,000	123,494
Auto Manufacturers — 2.7%
Allison Transmission, Inc. 4.750% 10/01/27 (d)	589,000	541,880
Ford Motor Credit Co. LLC 3.087% 1/09/23	200,000	184,000
3.664% 9/08/24	200,000	180,000
4.134% 8/04/25	200,000	177,400
4.389% 1/08/26	600,000	525,000
4.542% 8/01/26	1,039,000	909,125
5.596% 1/07/22	200,000	193,500
5.875% 8/02/21	281,000	275,380
		2,986,285
Auto Parts & Equipment — 0.3%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 8.500% 5/15/27 (d)	396,000	345,470
Building Materials — 2.4%
Griffon Corp. 5.750% 3/01/28 (d)	417,000	391,980
James Hardie International Finance DAC 4.750% 1/15/25 (d)	126,000	118,756
5.000% 1/15/28 (d)	485,000	458,325
PGT Innovations, Inc. 6.750% 8/01/26 (d)	368,000	352,360
Standard Industries, Inc. 4.750% 1/15/28 (d)	1,471,000	1,354,718
		2,676,139
Chemicals — 1.7%
CF Industries, Inc. 4.950% 6/01/43	63,000	59,831
5.375% 3/15/44	240,000	228,607
Consolidated Energy Finance SA 6.875% 6/15/25 (d)	915,000	791,475
CVR Partners LP/CVR Nitrogen Finance Corp. 9.250% 6/15/23 (d)	650,000	521,105
Valvoline, Inc. 4.250% 2/15/30 (d)	304,000	284,970
		1,885,988
Coal — 2.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (d) (e)	451,000	270,600
Peabody Energy Corp. 6.000% 3/31/22 (d)	1,383,000	940,440
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (d)	1,013,000	729,360
Warrior Met Coal, Inc. 8.000% 11/01/24 (d)	534,000	443,220
		2,383,620
Commercial Services — 1.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (d)	241,000	236,782
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.750% 7/15/27 (d)	126,000	100,183
Korn Ferry 4.625% 12/15/27 (d)	162,000	140,738
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250% 1/15/28 (d)	802,000	691,725
Service Corp. International 5.125% 6/01/29	360,000	367,200
The Hertz Corp. 6.000% 1/15/28 (d)	692,000	363,300
United Rentals North America, Inc. 4.000% 7/15/30	126,000	112,770
		2,012,698
Computers — 1.5%
Banff Merger Sub, Inc. 9.750% 9/01/26 (d)	466,000	410,080
Dell International LLC/EMC Corp. 7.125% 6/15/24 (d)	904,000	933,380
Science Applications International Corp. 4.875% 4/01/28 (d)	189,000	181,440
Western Digital Corp. 4.750% 2/15/26	104,000	105,560
		1,630,460
Distribution & Wholesale — 0.8%
Resideo Funding, Inc. 6.125% 11/01/26 (d)	800,000	698,000
Univar Solutions USA, Inc. 5.125% 12/01/27 (d)	254,000	231,140
		929,140
Diversified Financial Services — 2.4%
Alliance Data Systems Corp. 4.750% 12/15/24 (d)	767,000	582,920
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	1,829,000	1,177,876
LPL Holdings, Inc. 4.625% 11/15/27 (d)	433,000	396,030
Springleaf Finance Corp. 5.375% 11/15/29	552,000	505,080
		2,661,906

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 2.4%
Calpine Corp. 4.500% 2/15/28 (d)	$631,000	$611,597
NRG Energy, Inc. 5.250% 6/15/29 (d)	374,000	385,220
6.625% 1/15/27	702,000	730,080
Vistra Operations Co. LLC 3.550% 7/15/24 (d)	470,000	441,723
4.300% 7/15/29 (d)	568,000	503,595
		2,672,215
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. 7.750% 1/15/27 (d)	387,000	400,042
Entertainment — 0.5%
Banijay Entertainment SASU 5.375% 3/01/25 (d)	241,000	220,515
Live Nation Entertainment, Inc. 4.750% 10/15/27 (d)	407,000	362,230
		582,745
Environmental Controls — 0.1%
Clean Harbors, Inc. 4.875% 7/15/27 (d)	136,000	133,130
Foods — 6.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC 4.875% 2/15/30 (d)	165,000	164,588
5.875% 2/15/28 (d)	255,000	259,539
7.500% 3/15/26 (d)	362,000	390,164
JBS USA LUX SA/JBS USA Finance, Inc. 5.875% 7/15/24 (d)	646,000	654,075
6.500% 4/15/29 (d)	1,094,000	1,173,534
6.750% 2/15/28 (d)	824,000	879,620
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	826,000	852,845
Kraft Heinz Foods Co. 3.750% 4/01/30 (d)	126,000	119,762
3.950% 7/15/25	306,000	304,527
5.200% 7/15/45	178,000	171,128
6.500% 2/09/40	94,000	102,570
6.875% 1/26/39	206,000	235,628
Pilgrim’s Pride Corp. 5.750% 3/15/25 (d)	247,000	248,852
5.875% 9/30/27 (d)	398,000	396,567
Post Holdings, Inc. 4.625% 4/15/30 (d)	381,000	364,807
Simmons Foods, Inc. 7.750% 1/15/24 (d)	189,000	189,000
Smithfield Foods, Inc. 5.200% 4/01/29 (d)	264,000	265,506
		6,772,712
Hand & Machine Tools — 0.7%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (d)	1,138,000	739,700
Health Care – Products — 2.4%
Avanos Medical, Inc. 6.250% 10/15/22	1,300,000	1,277,250
Avantor, Inc. 6.000% 10/01/24 (d)	58,000	60,766
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.250% 2/01/28 (d)	872,000	749,833
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (d)	643,000	607,635
		2,695,484
Health Care – Services — 5.7%
Centene Corp. 4.250% 12/15/27 (d)	402,000	393,960
4.625% 12/15/29 (d)	918,000	922,590
5.250% 4/01/25 (d)	71,000	71,355
5.375% 6/01/26 (d)	52,000	53,566
Envision Healthcare Corp. 8.750% 10/15/26 (d)	1,158,000	283,710
HCA, Inc. 3.500% 9/01/30	1,478,000	1,340,859
5.875% 2/15/26	568,000	597,820
LifePoint Health, Inc. 4.375% 2/15/27 (d)	224,000	211,008
Radiology Partners, Inc. 9.250% 2/01/28 (d)	300,000	259,725
Tenet Healthcare Corp. 4.625% 7/15/24	400,000	382,000
4.625% 9/01/24 (d)	323,000	309,369
4.875% 1/01/26 (d)	750,000	714,375
5.125% 11/01/27 (d)	500,000	476,250
8.125% 4/01/22	340,000	323,850
		6,340,437
Home Builders — 1.3%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	491,000	441,900
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (d)	261,000	198,282
M/I Homes, Inc. 4.950% 2/01/28 (d)	368,000	312,340
Mattamy Group Corp. 4.625% 3/01/30 (d)	518,000	445,480
		1,398,002

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.4%
Newell Brands, Inc. 4.200% 4/01/26	$337,000	$330,866
5.625% 4/01/36	126,000	124,909
		455,775
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (d)	691,000	594,260
8.125% 2/15/24 (d)	509,000	495,791
		1,090,051
Internet — 1.4%
Netflix, Inc. 4.875% 6/15/30 (d)	321,000	325,863
5.375% 11/15/29 (d)	523,000	542,691
5.875% 11/15/28	595,000	635,758
		1,504,312
Investment Companies — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25	761,000	719,145
Leisure Time — 1.7%
Brunswick Corp. 7.375% 9/01/23	285,000	342,282
7.125% 8/01/27	569,000	713,739
Carlson Travel, Inc. 6.750% 12/15/23 (d)	296,000	201,280
9.500% 12/15/24 (d) (e)	988,000	652,080
		1,909,381
Lodging — 1.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (d)	385,000	348,425
5.500% 3/01/25 (d)	740,000	688,200
Wynn Macau Ltd. 5.125% 12/15/29 (d)	268,000	225,120
		1,261,745
Media — 10.9%
Altice Financing SA 5.000% 1/15/28 (d)	316,000	279,660
Block Communications, Inc. 4.875% 3/01/28 (d)	340,000	316,200
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (d)	702,000	687,960
4.500% 5/01/32 (d)	647,000	630,954
4.750% 3/01/30 (d)	236,000	234,820
5.125% 5/01/27 (d)	423,000	424,100
5.750% 2/15/26 (d)	550,000	556,957
5.875% 5/01/27 (d)	822,000	846,660
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (d)	391,000	369,984
9.250% 2/15/24 (d)	213,000	182,648
CSC Holdings LLC 5.750% 1/15/30 (d)	767,000	773,489
6.625% 10/15/25 (d)	50,000	52,566
7.500% 4/01/28 (d)	565,000	601,962
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	178,000	144,629
DISH DBS Corp. 5.000% 3/15/23	207,000	198,058
7.750% 7/01/26	681,000	699,727
DISH Network Corp. 3.375% 8/15/26	368,000	298,761
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (d)	314,000	309,290
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (d)	205,000	198,484
Sirius XM Radio, Inc. 4.625% 7/15/24 (d)	671,000	681,018
5.375% 4/15/25 (d)	522,000	527,215
5.375% 7/15/26 (d)	167,000	170,323
5.500% 7/01/29 (d)	636,000	648,720
TEGNA, Inc. 4.625% 3/15/28 (d)	447,000	392,801
Virgin Media Secured Finance PLC 5.500% 5/15/29 (d)	1,308,000	1,303,291
Ziggo BV 4.875% 1/15/30 (d)	153,000	149,012
5.500% 1/15/27 (d)	440,000	440,000
		12,119,289
Mining — 4.3%
Compass Minerals International, Inc. 4.875% 7/15/24 (d)	294,000	276,360
6.750% 12/01/27 (d)	350,000	315,962
First Quantum Minerals Ltd. 7.250% 4/01/23 (d)	659,000	554,796
7.500% 4/01/25 (d)	647,000	538,427
Freeport-McMoRan, Inc. 4.125% 3/01/28	151,000	131,748
Kinross Gold Corp. 4.500% 7/15/27	640,000	602,374
5.950% 3/15/24	441,000	445,410
6.875% 9/01/41	476,000	476,000
New Gold, Inc. 6.250% 11/15/22 (d)	657,000	638,111
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (d)	884,000	433,160
Novelis Corp. 4.750% 1/30/30 (d)	417,000	371,130
		4,783,478
Miscellaneous - Manufacturing — 1.1%
Amsted Industries, Inc. 5.625% 7/01/27 (d)	617,000	600,289
Gates Global LLC / Gates Corp. 6.250% 1/15/26 (d)	700,000	619,500
		1,219,789

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.6%
Xerox Corp. 4.125% 3/15/23	$662,000	$658,028
Oil & Gas — 4.3%
Antero Resources Corp. 5.375% 11/01/21	410,000	298,275
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	578,000	447,950
CVR Energy, Inc. 5.750% 2/15/28 (d)	1,323,000	988,943
Hilcorp Energy I LP / Hilcorp Finance Co. 6.250% 11/01/28 (d)	163,000	71,720
Hilcorp Energy I LP/Hilcorp Finance Co. 5.000% 12/01/24 (d)	39,000	17,940
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (d)	745,000	33,525
Jupiter Resources Inc. 10.000% 1/31/24 (a) (b)	231,906	231,906
Laredo Petroleum, Inc. 9.500% 1/15/25	268,000	107,200
10.125% 1/15/28	330,000	125,400
MEG Energy Corp. 7.125% 2/01/27 (d)	379,000	187,271
Nabors Industries Ltd. 7.250% 1/15/26 (d)	184,000	62,560
7.500% 1/15/28 (d)	119,000	38,080
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	594,000	332,640
Occidental Petroleum Corp. 2.600% 4/15/22	76,000	54,712
2.700% 8/15/22	178,000	126,922
2.700% 2/15/23	71,000	42,047
2.900% 8/15/24	93,000	50,901
3 mo. USD LIBOR + 1.450% 3.142% FRN 8/15/22	93,000	62,325
4.100% 2/01/21	397,000	337,444
6.950% 7/01/24	88,000	49,480
Parkland Fuel Corp. 5.875% 7/15/27 (d)	247,000	231,538
PBF Holding Co. LLC / PBF Finance Corp. 6.000% 2/15/28 (d)	1,043,000	688,380
Tullow Oil PLC 6.250% 4/15/22 (d)	639,000	158,153
		4,745,312
Oil & Gas Services — 0.6%
Welltec A/S 9.500% 12/01/22 (d)	696,000	654,240
Packaging & Containers — 1.6%
Graphic Packaging International LLC 3.500% 3/15/28 (d)	470,000	422,859
Mauser Packaging Solutions Holding Co. 7.250% 4/15/25 (d)	781,000	620,895
Silgan Holdings, Inc. 4.125% 2/01/28 (d)	422,000	389,295
Trident TPI Holdings, Inc. 9.250% 8/01/24 (d)	386,000	320,380
		1,753,429
Pharmaceuticals — 2.0%
Bausch Health Americas, Inc. 8.500% 1/31/27 (d)	250,000	261,250
9.250% 4/01/26 (d)	600,000	634,080
Bausch Health Cos., Inc. 5.000% 1/30/28 (d)	193,000	182,713
5.250% 1/30/30 (d)	320,000	302,579
5.500% 3/01/23 (d)	140,000	137,200
5.875% 5/15/23 (d)	11,000	10,945
6.125% 4/15/25 (d)	75,000	73,875
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	629,000	625,855
		2,228,497
Pipelines — 1.5%
Cheniere Energy Partners LP 4.500% 10/01/29 (d)	271,000	235,770
5.625% 10/01/26	725,000	667,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	765,000	554,893
6.500% 10/01/25	356,000	257,317
		1,714,980
Real Estate Investment Trusts (REITS) — 1.6%
ESH Hospitality, Inc. 4.625% 10/01/27 (d)	388,000	302,640
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27	539,000	522,830
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	615,420
Ryman Hospitality Properties, Inc. 4.750% 10/15/27 (d)	425,000	318,750
		1,759,640
Retail — 1.3%
Asbury Automotive Group, Inc. 4.500% 3/01/28 (d)	152,000	129,200
Golden Nugget, Inc. 8.750% 10/01/25 (d)	151,000	77,010
KGA Escrow LLC 7.500% 8/15/23 (d)	403,000	366,730
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	912,200
		1,485,140

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 3.3%
Open Text Corp. 3.875% 2/15/28 (d)	$302,000	$283,880
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	313,000	294,298
RP Crown Parent LLC 7.375% 10/15/24 (d)	191,000	181,985
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (d)	115,000	112,700
SS&C Technologies, Inc. 5.500% 9/30/27 (d)	960,000	1,000,522
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (d) (e)	2,167,000	1,825,697
		3,699,082
Storage & Warehousing — 0.9%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	1,111,000	1,041,563
Telecommunications — 7.4%
CenturyLink, Inc. 5.125% 12/15/26 (d)	526,000	526,000
6.750% 12/01/23	500,000	531,400
CommScope Technologies Finance LLC 6.000% 6/15/25 (d)	129,000	118,061
CommScope Technologies LLC 5.000% 3/15/27 (d)	271,000	235,093
CommScope, Inc. 6.000% 3/01/26 (d)	162,000	161,757
8.250% 3/01/27 (d)	565,000	544,603
Hughes Satellite Systems Corp. 6.625% 8/01/26	687,000	695,873
Intelsat Jackson Holdings SA 8.500% 10/15/24 (d)	564,000	355,151
Sprint Capital Corp. 8.750% 3/15/32	126,000	166,635
Sprint Corp. 7.250% 9/15/21	745,000	767,871
7.625% 3/01/26	386,000	436,875
7.875% 9/15/23	1,386,000	1,521,246
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	461,833
6.500% 1/15/26	679,000	712,950
Telecom Italia Capital 6.000% 9/30/34	150,000	148,500
Telecom Italia SpA 5.303% 5/30/24 (d)	586,000	588,965
ViaSat, Inc. 5.625% 4/15/27 (d)	197,000	194,538
		8,167,351
Toys, Games & Hobbies — 0.7%
Mattel, Inc. 6.750% 12/31/25 (d)	516,000	524,721
5.875% 12/15/27 (d)	224,000	230,227
		754,948
Transportation — 3.1%
Kenan Advantage Group, Inc. 7.875% 7/31/23 (d) (e)	3,200,000	2,686,000
XPO Logistics, Inc. 6.750% 8/15/24 (d)	716,000	700,105
		3,386,105
TOTAL CORPORATE DEBT (Cost $115,317,994)		102,131,736

TOTAL BONDS & NOTES (Cost $122,915,557)		107,871,727

	Number of Shares
Warrants — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. Tranche A (a) (b)	2,106	263
Appvion Holding Corp. Tranche B (a) (b)	2,106	—
		263
TOTAL WARRANTS (Cost $0)		263

Mutual Funds — 4.1%
Diversified Financial Services — 4.1%
State Street Navigator Securities Lending Prime Portfolio (f)	4,597,363	4,597,363

TOTAL MUTUAL FUNDS (Cost $4,597,363)		4,597,363

TOTAL LONG-TERM INVESTMENTS (Cost $131,328,766)		113,017,921

TOTAL INVESTMENTS — 101.9% (Cost $131,328,766) (g)		113,017,921

Other Assets/(Liabilities) — (1.9)%		(2,098,709)
NET ASSETS — 100.0%		$110,919,212

Abbreviation Legend
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $572,927 or 0.52% of net assets.
(c)	Non-income producing security.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $73,779,356 or 66.52% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $5,622,924 or 5.07% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,106,107 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

MML Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 83.0%

Corporate Debt — 1.1%
Pharmaceuticals — 0.5%
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875%
2.250% FRN 12/29/20	$1,545,000	$1,492,856
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust
3.156% 10/10/45 (a)	2,000,000	1,997,058

TOTAL CORPORATE DEBT (Cost $3,094,709)		3,489,914

Municipal Obligations — 0.0%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.000%
2.694% FRN 4/26/27	41,983	41,972

TOTAL MUNICIPAL OBLIGATIONS (Cost $41,984)		41,972

Non-U.S. Government Agency Obligations — 59.9%
Auto Floor Plan ABS — 1.1%
Navistar Financial Dealer Note Master Owner Trust II, Series 2019-1, Class B, 1 mo. USD LIBOR + 0.750%
1.697% FRN 5/25/24 (a)	1,400,000	1,372,680
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1 mo. USD LIBOR + 0.680%
1.385% FRN 10/17/22 (a)	2,000,000	1,895,515
		3,268,195
Automobile ABS — 11.8%
American Credit Acceptance Receivables Trust
Series 2017-4, Class C, 2.940% 1/10/24 (a)	321,883	321,880
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,300,000	1,282,431
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	388,000	382,447
Chesapeake Funding II LLC, Series 2018-1A, Class A2, 1 mo. USD LIBOR + 0.450%
1.155% FRN 4/15/30 (a)	605,124	587,833
CPS Auto Trust
Series 2019-A, Class A, 3.180% 6/15/22 (a)	123,132	120,376
Series 2018-C, Class B, 3.430% 7/15/22 (a)	240,561	235,225
Drive Auto Receivables Trust, Series 2019-1, Class C
3.780% 4/15/25	963,000	947,347
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.590% 9/15/22 (a)	484,509	481,587
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	435,000	427,057
Flagship Credit Auto Trust
Series 2017-4, Class A, 2.070% 4/15/22 (a)	170,557	167,877
Series 2018-1, Class A, 2.590% 6/15/22 (a)	310,911	306,056
Series 2016-4, Class C, 2.710% 11/15/22 (a)	561,745	553,546
Series 2017-1, Class B, 2.830% 3/15/23 (a)	40,116	40,116
Series 2018-2, Class A, 2.970% 10/17/22 (a)	860,753	849,818
Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 1 mo. USD LIBOR + 0.500%
1.363% FRN 5/10/32 (a)	1,758,670	1,727,744
Hertz Vehicle Financing II LP
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,530,000	2,452,854
Series 2016-2A, Class D, 5.970% 3/25/22 (a)	3,300,000	3,324,158
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C, 2.820% 7/15/24 (a)	8,490,000	8,347,625
Series 2017-2A, Class E, 4.740% 11/14/25 (a)	968,000	956,645
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2B, 1 mo. USD LIBOR + 0.470%
1.333% FRN 8/10/21 (a)	242,445	242,412
Oscar US Funding Trust VI, Series 2017-1A, Class A3
2.820% 6/10/21 (a)	30,265	30,304
Tesla Auto Lease Trust, Series 2018-B, Class A
3.710% 8/20/21 (a)	6,105,133	6,124,925
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1 mo. USD LIBOR + 0.120%
0.825% FRN 8/16/21	522,428	513,557
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + 0.230%
0.935% FRN 2/15/23	6,000,000	5,846,377
		36,270,197

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 2.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
2.205% FRN 7/15/35 (a)	$1,700,000	$1,359,815
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 2.305% FRN 12/15/36 (a)	1,300,000	1,143,967
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (a)	1,582,000	1,443,567
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (a)	1,671,951	1,437,829
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.455% FRN 12/15/37 (a)	308,865	267,365
DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class A1
1.907% 6/10/50	661,925	657,486
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM,
5.513% VRN 7/10/38 (b)	153,352	152,644
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.705% FRN 6/15/32 (a)	1,531,704	1,380,344
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (a)	476,000	371,511
		8,214,528
Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + 0.770%
1.475% FRN 5/14/29	1,100,000	942,845
Home Equity ABS — 0.1%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + 0.170%
1.117% FRN 3/25/36	319,808	293,860
Municipal — 0.3%
Brazos Higher Education Authority, Inc., Series 2006-2, Class B2
2.363% 6/25/42	1,200,000	1,107,469
Other ABS — 15.5%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 3/15/41 (a)	285,511	274,952
Series 2006-2A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 6/15/41 (a)	1,179,474	1,101,371
Series 2006-4A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 12/15/41 (a)	176,025	171,035
Series 2007-1A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 3/15/42 (a)	585,474	564,885
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + 0.200%
0.905% FRN 9/15/41 (a)	133,682	131,020
AASET Trust, Series 2017-1A, Class A
3.967% 5/16/42 (a)	159,931	125,656
AASET US Ltd., Series 2018-2A, Class A
4.454% 11/18/38 (a)	1,604,723	1,274,198
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + 0.850%
2.681% FRN 1/15/28 (a)	2,450,000	2,320,148
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.855% FRN 6/15/28 (a)	780,000	714,243
Avant Loans Funding Trust
Series 2019-B, Class A, 2.720% 10/15/26 (a)	1,796,301	1,748,290
Series 2018-B, Class A, 3.420% 1/18/22 (a)	84,871	84,871
Series 2019-A, Class A, 3.480% 7/15/22 (a)	300,908	295,976
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%
2.894% FRN 4/25/26 (a)	799,721	792,114
BCC Funding XIV LLC, Series 2018-1A, Class A2
2.960% 6/20/23 (a)	317,343	310,631
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + 0.890%
2.709% FRN 1/18/29 (a)	2,000,000	1,932,480
CCG Receivables Trust, Series 2018-2, Class A2
3.090% 12/15/25 (a)	590,263	587,991
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460%
1.407% FRN 9/25/34	5,039	4,148

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B,
3.020% VRN 2/25/27 (a) (b)	$148,195	$145,715
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	237,283	236,885
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + 0.360%
1.307% FRN 10/25/35	1,426,710	1,307,328
Hilton Grand Vacations Trust, Series 2014-AA, Class A
1.770% 11/25/26 (a)	53,788	52,772
KREF Ltd.
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 2.150% FRN 6/15/36 (a)	2,000,000	1,736,817
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 3.350% FRN 6/15/36 (a)	2,450,000	1,592,552
LCM Ltd., 3 mo. USD LIBOR + 1.240%
3.071% FRN 7/15/27 (a)	1,300,000	1,273,069
Lendmark Funding Trust, Series 2018-1A, Class A
3.810% 12/21/26 (a)	630,000	617,588
Marlette Funding Trust
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	2,242,389	2,117,791
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	301,493	289,427
Series 2018-3A, Class A, 3.200% 9/15/28 (a)	130,353	130,233
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	195,712	192,943
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	385,000	354,300
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	88,403	84,107
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 0.800%
2.631% FRN 1/15/28 (a)	2,450,000	2,348,465
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	378,558	361,228
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + 0.820%
2.614% FRN 10/26/27 (a)	2,013,807	1,920,525
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	216,055	207,920
Oxford Finance Funding Trust, Series 2016-1A, Class A
3.968% 6/17/24 (a)	102,869	102,619
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (a)	440,000	403,555
Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1 mo. USD LIBOR + 0.150%
1.097% FRN 9/25/36	1,763,490	1,640,158
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	2,831,582	2,769,150
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	24,121	23,844
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	603,504	596,900
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	725,045	712,155
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	546,027	542,667
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.050% 12/26/25 (a)	53,176	52,187
Series 2016-5, Class A, 3.060% 9/25/28 (a)	341,055	334,716
SoFi Consumer Loan Program Trust
Series 2017-4, Class A, 2.500% 5/26/26 (a)	485,296	450,805
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	556,034	530,012
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	73,990	74,241
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	354,221	352,348
Series 2017-2, Class A, 3.280% 2/25/26 (a)	206,364	205,488
Springleaf Funding Trust, Series 2016-AA, Class A
2.900% 11/15/29 (a)	185,333	183,762
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 0.800%
1.747% FRN 11/25/35 (a)	1,369,940	1,284,004
Textainer Marine Containers VII Ltd., Series 2018-1A, Class A
4.110% 7/20/43 (a)	1,188,000	1,206,463
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	570,639	568,722
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1, 1 mo. USD LIBOR + 0.850% 1.555% FRN 12/15/20 (a)	2,950,000	2,941,244
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 2.405% FRN 12/15/20 (a)	2,330,000	2,315,740
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	141,558	139,999
Upstart Securitization Trust, Series 2019-1, Class A
3.450% 4/20/26 (a)	42,194	42,194
Verizon Owner Trust., Series 2018-1A, Class A1A
2.820% 9/20/22 (a)	1,835,000	1,812,700
Westgate Resorts LLC
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	309,543	300,617
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	430,346	420,767
		47,410,731

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 16.0%
Access Group Inc., Series 2003-A, Class A3, 3 mo. CMT + 1.200%
1.220% FRN 7/01/38	$7,452	$7,445
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + 0.570%
1.765% FRN 9/22/37	595,398	531,447
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + 0.120%
1.336% FRN 6/25/26	972,331	946,039
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + 0.100%
2.061% FRN 6/28/39	3,460,749	2,983,788
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + 0.490%
2.321% FRN 1/15/37	441,504	382,609
Commonbond Student Loan Trust, Series 2018-CGS, Class C
4.350% 2/25/46 (a)	116,101	110,989
DRB Prime Student Loan Trust
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.847% FRN 10/25/44 (a)	1,471,431	1,453,376
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.947% FRN 4/25/40 (a)	212,871	200,318
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.997% FRN 2/26/35 (a)	159,218	149,590
ECMC Group Student Loan Trust
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/27/66 (a)	1,368,052	1,211,537
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 2.297% FRN 7/26/66 (a)	928,891	811,985
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	753,781	745,775
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + 0.800% 1.747% FRN 10/25/56 (a)	387,398	361,982
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 12/25/58 (a)	1,000,000	948,672
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 0.750%
1.697% FRN 8/25/42 (a)	507,694	471,783
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + 0.700%
2.379% FRN 8/25/48 (a)	271,741	254,765
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + 0.350%
2.145% FRN 6/28/39 (a)	492,122	434,131
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + 0.320%
1.999% FRN 5/25/29	113,253	113,253
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	1,525,410	1,420,312
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%
1.905% FRN 12/15/28 (a)	399,263	371,692
Navient Student Loan Trust
Series 2018-1A, Class A3, 1 mo. USD LIBOR + 0.720% 1.667% FRN 3/25/67 (a)	1,120,000	1,047,337
Series 2016-3A, Class A2, 1 mo. USD LIBOR + 0.850% 1.797% FRN 6/25/65 (a)	180,153	167,353
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.947% FRN 2/27/68 (a)	3,387,000	3,187,802
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.097% FRN 7/26/66 (a)	410,000	357,823
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (a)	2,041,784	1,867,396
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (a)	2,200,000	2,041,223
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 2.497% FRN 7/25/68 (a)	2,900,000	2,214,050
Series 2018-A, Class A1, 2.530% 2/18/42 (a)	292,365	279,890
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.697% FRN 12/26/40 (a)	331,510	313,485
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + 0.170% 1.365% FRN 3/23/37	854,830	820,636
Series 2006-3, Class B, 3 mo. USD LIBOR + 0.250% 1.466% FRN 6/25/41	314,038	273,381
Series 2006-2, Class B, 3 mo. USD LIBOR + 0.200% 1.994% FRN 1/25/38	694,352	599,763
Series 2004-3, Class B, 3 mo. USD LIBOR + 0.350% 2.144% FRN 10/25/40	1,108,738	993,976
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/41 (a)	375,000	354,496
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + 0.230% 0.971% FRN 12/15/39	1,202,289	1,062,612
Series 2005-2, Class B, 3 mo. USD LIBOR + 0.280% 1.021% FRN 3/15/40	1,821,150	1,597,472

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%
3.205% FRN 1/15/43 (a)	$55,459	$53,357
SLM Student Loan Trust
Series 2003-11, Class B, 3 mo. USD LIBOR + 0.650% 1.391% FRN 12/15/38	424,594	376,622
Series 2002-7, Class A11, 28 day ARS 1.403% FRN 3/15/28	25,000	25,000
Series 2007-4, Class B1, 3 mo. USD LIBOR + 0.140% 1.934% FRN 7/25/25	600,061	600,061
Series 2005-5, Class A4, 3 mo. USD LIBOR + 0.140% 1.934% FRN 10/25/28	463,592	438,395
Series 2006-4, Class B, 3 mo. USD LIBOR + 0.200% 1.994% FRN 1/25/70	355,286	316,583
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	379,970	339,315
Series 2006-2, Class B, 3 mo. USD LIBOR + 0.220% 2.014% FRN 1/25/41	416,489	373,040
Series 2003-14, Class A6, 3 mo. USD LIBOR + 0.300% 2.094% FRN 7/25/25	271,948	257,917
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 2.104% FRN 1/25/55	379,473	337,177
Series 2004-8, Class B, 3 mo. USD LIBOR + 0.460% 2.254% FRN 1/25/40	416,751	371,073
Series 2004-3, Class B, 3 mo. USD LIBOR + 0.470% 2.264% FRN 10/25/64	290,122	257,255
Series 2003-14, Class A7, 3 mo. USD LIBOR + 0.600% 2.394% FRN 10/25/65 (a)	2,100,000	1,863,752
SMB Private Education Loan Trust
Series 2018-C, Class A1, 1 mo. USD LIBOR + 0.300% 1.005% FRN 9/15/25 (a)	104,409	100,308
Series 2019-A, Class A1, 1 mo. USD LIBOR + 0.350% 1.055% FRN 2/16/26 (a)	992,712	941,185
Series 2019-B, Class A1, 1 mo. USD LIBOR + 0.350% 1.055% FRN 7/15/26 (a)	318,204	303,019
Series 2018-B, Class A2B, 1 mo. USD LIBOR + 0.720% 1.425% FRN 1/15/37 (a)	1,468,031	1,312,151
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.575% FRN 7/15/36 (a)	1,639,000	1,442,971
Series 2014-A, Class A2A, 3.050% 5/15/26 (a)	222,205	215,039
SoFi Alternative Trust, Series 2019-C, Class PT,
6.163% VRN 1/25/45 (a) (b)	2,002,877	2,111,445
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1 mo. USD LIBOR + 0.700% 1.647% FRN 3/26/40 (a)	285,427	271,659
Series 2017-F, Class A1FX, 2.050% 1/25/41 (a)	78,957	75,186
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	1,918,466	1,806,430
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 2.697% FRN 8/25/36 (a)	236,789	229,554
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	3,135,329	3,039,392
South Carolina Student Loan Corp., Series 2010-1, Class A2, 3 mo. USD LIBOR + 1.000%
2.794% FRN 7/25/25	513,495	513,495
		49,061,564
WL Collateral CMO — 12.1%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	1,488,047	1,442,877
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + 0.440%
1.213% FRN 7/20/36	1,687,041	1,641,767
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	8,035,961	7,817,512
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
2.577% FRN 8/25/49 (a)	4,167,007	3,823,251
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	1,165,709	1,142,255
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	330,345	317,560
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	330,345	316,620
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	1,116,947	1,072,683
Series 2019-1A, Class A3, 3.948% VRN 1/25/59 (a) (b)	252,985	240,623
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	1,636,060	1,563,994
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	480,237	485,905
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	743,254	752,111
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	659,123	667,198
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A3,
3.928% VRN 1/25/49 (a) (b)	1,070,027	1,018,215
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + 0.950%
1.897% FRN 2/25/60 (a)	1,995,040	1,928,866
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + 0.310%
1.257% FRN 11/25/35	1,375,717	1,252,036
PSMC Trust, Series 2018-1, Class A3,
3.500% VRN 2/25/48 (a) (b)	697,502	683,657

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sequoia Mortgage Trust
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	$616,974	$610,831
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	368,624	366,496
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	1,156,202	1,138,100
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	306,176	303,231
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	949,467	900,322
Verus Securitization Trust
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	959,919	934,535
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	2,442,447	2,328,452
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	4,480,445	4,291,999
		37,041,096
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $193,391,122)		183,610,485

U.S. Government Agency Obligations and Instrumentalities — 0.5%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp.
Pool #1Q0239, 1 year CMT + 2.217% 3.977% 3/01/37	199,264	208,974
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1M1, 1 mo. USD LIBOR + 0.650%
1.597% FRN 5/25/30	268,368	266,850
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C03, Class 1M1, 1 mo. USD LIBOR + 0.680% 1.627% FRN 10/25/30	459,235	454,745
Series 2018-C05, Class 1M1, 1 mo. USD LIBOR + 0.720% 1.667% FRN 1/25/31	607,407	603,358
		1,324,953
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,538,414)		1,533,927

U.S. Treasury Obligations — 21.5%
U.S. Treasury Bonds & Notes — 21.5%
U.S. Treasury Inflation Index
0.125% 4/15/22	21,212	20,921
0.125% 1/15/23	189,972	187,682
0.125% 10/15/24	11,360,455	11,498,913
0.125% 7/15/26	3,228,240	3,256,878
0.125% 1/15/30	2,406,120	2,477,344
0.250% 1/15/25	7,187,532	7,252,062
0.250% 7/15/29	7,008,311	7,276,639
0.375% 7/15/25 (c)	3,556,746	3,627,784
0.375% 7/15/27	52,723	54,214
0.500% 1/15/28	2,509,680	2,613,770
0.625% 4/15/23	5,633,537	5,674,569
0.625% 1/15/26	2,415,349	2,494,761
0.625% 2/15/43	2,019,438	2,216,995
0.750% 7/15/28	2,234,987	2,390,060
0.750% 2/15/45	1,807,361	2,066,344
0.875% 2/15/47	1,709,680	2,035,276
1.000% 2/15/48	1,830,500	2,253,357
1.000% 2/15/49	1,178,808	1,464,540
2.125% 2/15/41	1,060,065	1,475,966
3.375% 4/15/32	363,295	512,777
3.625% 4/15/28	1,674,509	2,154,098
3.875% 4/15/29	2,039,739	2,747,563
		65,752,513
TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,985,712)		65,752,513

TOTAL BONDS & NOTES (Cost $261,051,941)		254,428,811

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $1,845,236)		1,072,161

TOTAL LONG-TERM INVESTMENTS (Cost $262,897,177)		255,500,972

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 22.7%
Commercial Paper — 19.8%
American Electric Power Co., Inc.
1.830% 5/04/20 (a)	$3,000,000	$2,990,649
Avangrid, Inc.
1.318% 4/03/20 (a)	4,000,000	3,999,142
Boeing Co.
1.680% 6/03/20 (a)	7,000,000	6,950,845
Carnival Corp.
1.746% 11/25/20 (a)	4,000,000	3,819,688
1.902% 11/25/20 (a)	2,000,000	1,909,844
Daimler Finance North America LLC
2.840% 4/07/20 (a)	4,000,000	3,997,822
Dupont De Nemours, Inc.
3.043% 4/07/20 (a)	4,000,000	3,996,967
Entergy Corp.
1.811% 5/04/20 (a)	3,000,000	2,995,345
1.834% 5/01/20 (a)	3,000,000	2,995,781
Fmc Tech, Inc.
1.983% 4/08/20 (a)	3,000,000	2,998,096
1.984% 4/06/20 (a)	3,000,000	2,998,628
1.984% 4/08/20 (a)	1,000,000	999,365
General Electric Co.
1.905% 5/04/20	3,000,000	2,990,650
Harley-Davidson, Inc.
2.028% 4/02/20 (a)	4,000,000	3,999,639
HP, Inc.
1.830% 4/06/20 (a)	2,000,000	1,999,049
National Grid PLC
1.782% 5/27/20 (a)	4,000,000	3,979,100
Public Sevice Enterprise Group, Inc.
2.894% 4/20/20	3,000,000	2,994,653
Reckitt Benckiser Treasury Services PLC
2.152% 4/21/20 (a)	1,000,000	999,259
Suncor Energy, Inc.
1.915% 4/02/20 (a)	3,000,000	2,999,580
		60,614,102
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	8,882,590	8,882,590

TOTAL SHORT-TERM INVESTMENTS (Cost $69,749,541)		69,496,692

TOTAL INVESTMENTS — 106.0% (Cost $332,646,718) (e)		324,997,664
Other Assets/(Liabilities) — (6.0)%		(18,514,007)

NET ASSETS — 100.0%		$306,483,657

Abbreviation Legend
ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $209,410,966 or 68.33% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	Maturity value of $8,882,590. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $9,063,757.
(e)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,967,000	$317,080	$98,335	$218,745
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$502,902	$1,143,840	$(640,938)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	252,179	603,061	(350,882)
									755,081	1,746,901	(991,820)

									$1,072,161	$1,845,236	$(773,075)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/19/20	24	$4,116,954	$180,546
U.S. Treasury Note 2 Year	6/30/20	50	10,995,737	23,404
				$203,950
Short
U.S. Treasury Ultra 10 Year	6/19/20	35	$(5,242,152)	$(218,942)
U.S. Treasury Ultra Bond	6/19/20	6	(1,332,480)	1,230
U.S. Treasury Note 5 Year	6/30/20	38	(4,738,146)	(25,510)
				$(243,222)

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps- Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.00%	Quarterly	6/20/25	USD	1,800,000	$11,980	$6,392	$5,588

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.643%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	12/09/21	USD	11,000,000	$(325,171)	$—	$(325,171)
1.669%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	11/08/22	USD	1,920,000	(70,144)	—	(70,144)
								$(395,315)	$—	$(395,315)

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	Frequency	No. of Contracts/ Notional		Rate/ Reference	Frequency	No. of Contracts/ Notional	Counterparty	Termination Date	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
1.77%	Maturity	USD	40,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	123,929	BNP Paribas SA	7/31/20	$1,870	$—	$1,870
1.76%	Maturity	USD	60,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	186,216	BNP Paribas SA	8/31/20	106,684	—	106,684
1.79%	Maturity	USD	50,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	157,026	Goldman Sachs International	5/29/20	684,726	—	684,726
1.79%	Maturity	USD	50,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	156,349	Goldman Sachs International	7/31/20	466,233	—	466,233
1.76%	Maturity	USD	50,000,000	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	155,180	Goldman Sachs International	8/31/20	88,905	—	88,905
									$1,348,418	$—	$1,348,418

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend
USD	U.S. Dollar

MML Managed Bond Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.3%

Preferred Stock — 0.3%
Financial — 0.3%
Insurance — 0.3%
Allstate Corp., 3 mo. USD LIBOR + 3.165%
5.100% VRN 1/15/53	95,000	$2,314,200
TOTAL PREFERRED STOCK (Cost $2,375,000)		2,314,200

TOTAL EQUITIES (Cost $2,375,000)		2,314,200

	Principal Amount
Bonds & Notes — 99.5%

Corporate Debt — 36.4%
Aerospace & Defense — 0.1%
United Technologies Corp.
6.125% 7/15/38	$350,000	502,966
Agriculture — 0.9%
BAT Capital Corp.
4.758% 9/06/49	540,000	509,841
Bunge Ltd. Finance Corp.
3.250% 8/15/26	1,179,000	1,069,295
4.350% 3/15/24	1,810,000	1,770,000
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,764,000	2,584,762
Reynolds American, Inc.
4.450% 6/12/25	1,095,000	1,101,540
5.850% 8/15/45	985,000	1,058,037
		8,093,475
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1, Class B,
4.375% 4/01/24	153,361	143,575
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,495,879	1,455,178
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	492,202	426,399
		2,025,152
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,410,000	1,297,200
3.336% 3/18/21	2,700,000	2,591,460
4.140% 2/15/23	2,760,000	2,557,968
4.375% 8/06/23	2,278,000	2,070,930
General Motors Co.
4.200% 10/01/27	565,000	466,860
5.150% 4/01/38	800,000	578,578
General Motors Financial Co., Inc.
3.500% 11/07/24	2,100,000	1,847,696
4.150% 6/19/23	2,193,000	1,994,747
4.200% 11/06/21	1,216,000	1,160,604
Hyundai Capital America
2.850% 11/01/22 (a)	1,705,000	1,664,978
		16,231,021
Banks — 5.4%
Associated Banc-Corp.
4.250% 1/15/25	2,411,000	2,482,975
Bank of America Corp.
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	725,000	758,659
4.183% 11/25/27	1,090,000	1,126,693
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,322,485
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	513,505
6.110% 1/29/37	1,550,000	1,991,302
7.750% 5/14/38	400,000	590,905
The Bank of Nova Scotia
4.500% 12/16/25	795,000	816,793
3 mo. USD LIBOR + 2.648% 4.650% VRN (b) (c)	3,575,000	2,730,406
Barclays Bank PLC
10.179% 6/12/21 (a)	3,351,000	3,579,891
Barclays PLC
3 mo. USD LIBOR + 1.380% 3.072% FRN 5/16/24	2,085,000	1,836,063
4.337% 1/10/28	1,720,000	1,748,440
Citigroup, Inc.
4.125% 7/25/28	1,725,000	1,765,109
Credit Suisse AG
6.500% 8/08/23 (a)	3,069,000	3,113,746
Deutsche Bank AG
3.150% 1/22/21	1,998,000	1,951,944
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,905,000	2,957,900
First Republic Bank
4.375% 8/01/46	4,360,000	4,637,440
Fulton Financial Corp.
3.600% 3/16/22	1,565,000	1,576,827
The Goldman Sachs Group, Inc.
4.250% 10/21/25	550,000	566,951
5.950% 1/15/27	1,410,000	1,596,579
6.750% 10/01/37	1,145,000	1,515,710
HSBC Holdings PLC
4.250% 3/14/24	1,225,000	1,257,047
ING Groep NV
3.550% 4/09/24	1,205,000	1,210,816
JP Morgan Chase & Co.
5.600% 7/15/41	1,125,000	1,495,200
Morgan Stanley
4.350% 9/08/26	3,200,000	3,389,667
5.000% 11/24/25	975,000	1,067,367
Truist Bank
2.250% 3/11/30	1,285,000	1,174,944
Valley National Bancorp
5.125% 9/27/23	1,530,000	1,596,882
Wells Fargo & Co.
5.375% 11/02/43	909,000	1,065,592
		51,437,838

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	$3,475,000	$3,784,844
Molson Coors Beverage Co.
4.200% 7/15/46	1,124,000	1,004,748
5.000% 5/01/42	360,000	349,011
		5,138,603
Building Materials — 0.1%
Standard Industries, Inc.
5.500% 2/15/23 (a)	545,000	525,925
Chemicals — 1.1%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,750,000	1,965,626
Huntsman International LLC
5.125% 11/15/22	1,000,000	1,025,000
Syngenta Finance NV
3.698% 4/24/20 (a)	1,870,000	1,866,403
4.441% 4/24/23 (a)	2,065,000	1,945,309
Yara International ASA
4.750% 6/01/28 (a)	3,328,000	3,356,281
		10,158,619
Commercial Services — 0.0%
ERAC USA Finance LLC
6.700% 6/01/34 (a)	125,000	161,974
Computers — 0.8%
Dell International LLC/EMC Corp.
6.020% 6/15/26 (a)	2,702,000	2,788,685
Genpact Luxembourg Sarl
3.375% 12/01/24	2,660,000	2,670,924
3.700% STEP 4/01/22	2,400,000	2,443,136
		7,902,745
Diversified Financial Services — 2.8%
Aircastle Ltd.
4.400% 9/25/23	3,095,000	2,959,794
5.000% 4/01/23	1,750,000	1,708,529
Ameriprise Financial, Inc.
3.000% 4/02/25 (d)	875,000	871,299
Antares Holdings LP
6.000% 8/15/23 (a)	2,945,000	3,033,357
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,055,008
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	1,365,000	1,070,478
Brookfield Finance, Inc.
4.850% 3/29/29	1,752,000	1,858,742
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	335,000	357,472
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,350,000	869,400
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,255,954
3.750% 2/13/25	800,000	788,986
4.500% 9/19/28	755,000	756,957
LeasePlan Corp. NV
2.875% 10/24/24 (a)	1,535,000	1,503,650
Legg Mason, Inc.
5.625% 1/15/44	1,195,000	1,269,295
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	1,550,000	1,344,540
5.250% 8/15/22 (a)	5,055,000	4,567,779
5.500% 2/15/24 (a)	545,000	468,973
		26,740,213
Electric — 1.8%
Appalachian Power Co.
4.500% 3/01/49	1,250,000	1,301,357
Avangrid, Inc.
3.800% 6/01/29	1,675,000	1,712,712
CMS Energy Corp.
4.875% 3/01/44	780,000	842,253
Duke Energy Corp.
3.750% 9/01/46	635,000	607,906
Entergy Louisiana LLC
4.950% 1/15/45	1,005,000	1,062,309
Infraestructura Energetica Nova SAB de CV
3.750% 1/14/28 (a)	820,000	713,400
IPALCO Enterprises, Inc.
3.450% 7/15/20	3,410,000	3,409,487
3.700% 9/01/24	1,060,000	1,098,562
Nevada Power Co.
6.650% 4/01/36	550,000	726,935
Oncor Electric Delivery Co.
7.500% 9/01/38	495,000	754,223
Pennsylvania Electric Co.
4.150% 4/15/25 (a)	1,860,000	1,842,842
Potomac Electric Power Co.
4.150% 3/15/43	700,000	765,111
Southwestern Electric Power Co.
6.200% 3/15/40	300,000	396,145
Xcel Energy, Inc.
6.500% 7/01/36	1,250,000	1,631,231
		16,864,473
Foods — 0.4%
Ingredion, Inc.
3.200% 10/01/26	638,000	683,841
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	776,000	801,220
Kraft Heinz Foods Co.
3.950% 7/15/25	984,000	979,264
Mars, Inc.
3.950% 4/01/49 (a)	1,510,000	1,636,047
		4,100,372

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	$1,250,000	$1,154,388
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,737,944
NiSource, Inc.
4.800% 2/15/44	1,035,000	1,044,485
5.800% 2/01/42	950,000	1,056,383
		3,838,812
Health Care – Services — 0.2%
City of Hope
4.378% 8/15/48	1,050,000	1,254,024
Humana, Inc.
4.800% 3/15/47	830,000	924,891
		2,178,915
Housewares — 0.3%
Newell Brands, Inc.
3.850% STEP 4/01/23	2,982,000	3,026,578

Insurance — 4.8%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	4,260,000	3,791,400
American International Group, Inc.
4.200% 4/01/28	1,025,000	1,056,174
4.500% 7/16/44	725,000	735,191
4.750% 4/01/48	505,000	532,955
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	2,860,000	2,503,072
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,328,522
Arch Capital Group US, Inc.
5.144% 11/01/43	540,000	664,995
Athene Global Funding
2.500% 1/14/25 (a)	2,780,000	2,618,641
Athene Holding Ltd.
4.125% 1/12/28	6,228,000	5,624,526
6.150% 4/03/30 (d)	200,000	199,616
AXIS Specialty Finance LLC
3.900% 7/15/29	885,000	916,035
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,130,900
AXIS Specialty Finance PLC
4.000% 12/06/27	2,500,000	2,620,307
Brown & Brown, Inc.
4.200% 9/15/24	1,132,000	1,193,871
CNO Financial Group, Inc.
5.250% 5/30/25	2,621,000	2,727,477
Enstar Group Ltd.
4.500% 3/10/22	920,000	917,633
4.950% 6/01/29	1,600,000	1,506,913
Markel Corp.
3.350% 9/17/29	585,000	551,685
The Progressive Corp.
3.950% 3/26/50	180,000	210,202
3 mo. USD LIBOR + 2.539% 5.375% VRN (b)	1,625,000	1,375,595
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	963,193
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48 (c)	2,440,000	2,257,000
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	533,500
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,313,536
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,080,000	885,600
Willis North America, Inc.
2.950% 9/15/29	905,000	859,289
4.500% 9/15/28	1,965,000	2,158,891
XLIT Ltd.
4.450% 3/31/25	2,250,000	2,323,654
		45,500,373
Internet — 0.2%
Amazon.com, Inc.
4.050% 8/22/47	1,340,000	1,745,924
Investment Companies — 1.2%
Ares Capital Corp.
3.500% 2/10/23	2,600,000	2,323,621
BlackRock TCP Capital Corp.
3.900% 8/23/24	2,910,000	2,678,124
4.125% 8/11/22	2,870,000	2,944,159
TPG Specialty Lending, Inc.
3.875% 11/01/24	3,575,000	3,153,672
		11,099,576
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,250,000	1,350,025
6.875% 11/21/36	630,000	699,621
		2,049,646
Machinery – Diversified — 0.2%
CNH Industrial Capital LLC
3.875% 10/15/21	2,280,000	2,268,091
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	735,000	886,645
Comcast Corp.
3.400% 7/15/46	645,000	696,921
3.450% 2/01/50	1,340,000	1,468,110
3.969% 11/01/47	630,000	716,501
4.750% 3/01/44	880,000	1,117,549
6.950% 8/15/37	265,000	412,080
Discovery Communications LLC
3.950% 3/20/28	1,052,000	1,031,301
5.000% 9/20/37	995,000	966,432
Grupo Televisa SAB
6.625% 3/18/25	2,196,000	2,417,054
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,115,406
		10,827,999

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 1.1%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	$894,000	$717,943
Glencore Funding LLC
3.875% 10/27/27 (a)	975,000	869,541
4.000% 4/16/25 (a)	2,150,000	2,083,291
4.625% 4/29/24 (a)	3,065,000	2,802,942
Kinross Gold Corp.
4.500% 7/15/27	470,000	442,369
5.125% 9/01/21	2,495,000	2,501,238
Teck Resources Ltd.
6.000% 8/15/40	850,000	728,688
		10,146,012
Miscellaneous - Manufacturing — 0.2%
Carlisle Cos., Inc.
2.750% 3/01/30	1,155,000	1,008,170
General Electric Co.
6.875% 1/10/39	298,000	368,653
4.125% 10/09/42	113,000	106,679
		1,483,502
Oil & Gas — 1.7%
Cenovus Energy, Inc.
4.250% 4/15/27	1,125,000	550,899
6.750% 11/15/39	550,000	266,377
Diamondback Energy, Inc.
3.250% 12/01/26	1,105,000	779,646
EQT Corp.
3.000% 10/01/22	1,550,000	1,294,250
3.900% 10/01/27	4,510,000	3,110,547
6.125% STEP 2/01/25	1,725,000	1,328,422
Marathon Petroleum Corp.
4.500% 4/01/48	510,000	367,659
6.500% 3/01/41	1,120,000	1,038,489
Newfield Exploration Co.
5.375% 1/01/26	1,650,000	861,779
5.625% 7/01/24	975,000	523,226
5.750% 1/30/22	1,904,000	1,296,304
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	587,098
Ovintiv, Inc.
6.500% 2/01/38	545,000	236,661
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,680,000	658,800
Petroleos Mexicanos
5.350% 2/12/28	665,000	463,844
6.375% 1/23/45	595,000	376,278
6.500% 3/13/27	585,000	431,549
6.625% 6/15/35	140,000	95,956
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	2,075,000	2,054,435
		16,322,219
Oil & Gas Services — 0.2%
National Oilwell Varco, Inc.
3.600% 12/01/29	1,270,000	948,076
3.950% 12/01/42	1,506,000	943,344
		1,891,420
Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
3.625% 4/28/26 (a)	3,105,000	3,226,621
Pharmaceuticals — 1.8%
AbbVie, Inc.
4.050% 11/21/39 (a)	1,045,000	1,074,896
4.700% 5/14/45	1,260,000	1,415,220
Allergan Funding SCS
3.800% 3/15/25	1,375,000	1,407,786
Becton Dickinson and Co.
4.685% 12/15/44	825,000	866,910
Bristol-Myers Squibb Co.
4.350% 11/15/47 (a)	830,000	1,045,196
Cigna Corp.
4.800% 7/15/46 (a)	880,000	1,040,777
CVS Health Corp.
4.300% 3/25/28	425,000	454,598
5.050% 3/25/48	1,255,000	1,433,873
6.125% 9/15/39	560,000	702,173
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,074,464	1,224,850
7.507% 1/10/32 (a)	921,179	1,196,971
McKesson Corp.
6.000% 3/01/41	550,000	699,741
Mylan NV
3.950% 6/15/26	2,230,000	2,200,650
5.250% 6/15/46	1,375,000	1,312,138
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	724,000	691,550
		16,767,329
Pipelines — 1.7%
Cheniere Energy Partners LP
4.500% 10/01/29 (a)	1,120,000	974,400
Energy Transfer Operating LP
4.200% 4/15/27	1,085,000	874,433
5.875% 1/15/24	1,150,000	1,085,970
6.125% 12/15/45	1,000,000	892,820
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	1,185,000
EnLink Midstream Partners LP
4.150% 6/01/25	2,924,000	1,417,263
4.850% 7/15/26	951,000	467,607
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	575,000	393,875
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	843,500
EQM Midstream Partners LP
4.750% 7/15/23	2,325,000	1,682,602

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MPLX LP
4.500% 4/15/38	$595,000	$464,602
6.250% 10/15/22 (a)	652,000	586,945
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	1,775,000	1,082,750
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,345,000	1,172,500
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	1,642,000	1,273,733
4.700% 6/15/44	1,195,000	785,843
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	525,000	412,844
Western Midstream Operating LP
4.500% 3/01/28	655,000	314,325
		15,911,012
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	805,000	725,177
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,100,000	984,734
Hercules Capital, Inc.
4.625% 10/23/22	2,910,000	2,771,991
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (a)	1,260,000	1,256,037
		5,737,939
Real Estate Investment Trusts (REITS) — 1.8%
Alexandria Real Estate Equities, Inc.
2.750% 12/15/29	845,000	740,360
American Tower Trust #1
3.652% 3/15/48 (a)	1,910,000	1,855,663
Crown Castle International Corp.
5.200% 2/15/49	589,000	652,619
Healthcare Trust of America Holdings LP
3.500% 8/01/26	1,515,000	1,497,936
Service Properties Trust
4.500% 6/15/23	760,000	570,898
4.950% 10/01/29	1,155,000	1,000,238
Spirit Realty LP
3.200% 1/15/27	1,480,000	1,344,719
3.400% 1/15/30	515,000	442,507
4.000% 7/15/29	820,000	801,293
Store Capital Corp.
4.625% 3/15/29	1,480,000	1,402,838
Tanger Properties LP
3.875% 12/01/23	1,448,000	1,508,678
UDR, Inc.
3.200% 1/15/30	805,000	792,151
Vereit Operating Partnership LP
3.100% 12/15/29	2,790,000	2,409,113
4.625% 11/01/25	2,260,000	2,109,120
		17,128,133
Retail — 0.3%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	2,620,000	2,546,666
Semiconductors — 0.2%
KLA Corp.
3.300% 3/01/50	1,215,000	1,138,308
Microchip Technology, Inc.
3.922% 6/01/21	985,000	959,769
		2,098,077
Software — 0.4%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,210,000	1,144,531
Microsoft Corp.
4.450% 11/03/45	2,064,000	2,714,123
		3,858,654
Telecommunications — 1.3%
AT&T, Inc.
4.750% 5/15/46	2,830,000	3,129,755
5.250% 3/01/37	1,273,000	1,485,197
6.250% 3/29/41	210,000	258,877
Crown Castle Towers LLC
3.222% 5/15/42 (a)	1,700,000	1,700,628
4.241% 7/15/48 (a)	2,750,000	2,780,339
Embarq Corp.
7.995% 6/01/36	145,000	143,550
Qwest Corp
6.750% 12/01/21	725,000	751,317
Telefonica Emisiones SAU
4.665% 3/06/38	1,105,000	1,151,438
Verizon Communications, Inc.
4.000% 3/22/50	65,000	76,871
6.550% 9/15/43	885,000	1,107,236
		12,585,208
Transportation — 0.3%
Autoridad del Canal de Panama
4.950% 7/29/35 (a)	1,050,000	1,202,250
CSX Corp.
4.750% 11/15/48	650,000	748,291
Pacific National Finance Pty Ltd.
4.625% 9/23/20 (a)	610,000	616,930
		2,567,471
TOTAL CORPORATE DEBT (Cost $367,260,638)		345,843,941

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Municipal Obligations — 0.6%
JobsOhio Beverage System Series B, Revenue Bonds
4.532% 1/01/35	$1,950,000	$2,334,716
New York City Water & Sewer System, Revenue Bonds
5.882% 6/15/44	105,000	156,623
Orange County Local Transportation Authority BAB, Revenue Bonds
6.908% 2/15/41	1,350,000	1,983,582
State of California BAB, General Obligation
7.550% 4/01/39	920,000	1,492,884
		5,967,805
TOTAL MUNICIPAL OBLIGATIONS (Cost $5,405,636)		5,967,805

Non-U.S. Government Agency Obligations — 34.1%
Automobile ABS — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,271,000	1,252,811
Carmax Auto Owner Trust, Series 2019-3, Class D
2.850% 1/15/26	1,974,000	1,860,218
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	1,625,000	1,587,391
Hertz Vehicle Financing LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	2,293,000	2,275,376
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	2,310,000	2,347,229
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	1,774,000	1,749,037
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (a)	856,000	841,098
Series 2019-A, Class C, 3.000% 1/26/32 (a)	561,000	551,197
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,087,000	1,067,885
		13,532,242
Commercial MBS — 5.3%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (e)	4,270,000	4,964,298
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
2.055% FRN 9/15/34 (a)	670,000	551,233
BANK
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	441,000	409,021
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	694,076
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	547,420	520,345
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (e)	2,250,000	1,998,242
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (e)	1,610,000	1,361,142
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (e)	1,370,000	1,079,879
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.438% VRN 1/12/45 (e)	366,073	358,139
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.955% FRN 7/15/35 (a)	4,450,000	3,715,364
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 2.205% FRN 7/15/35 (a)	4,950,000	3,959,461
BX Commercial Mortgage Trust
Series 2018-IND, Class B, 1 mo. USD LIBOR + .900% 1.605% FRN 11/15/35 (a)	735,000	683,546
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 2.305% FRN 12/15/36 (a)	4,117,000	3,622,857
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (a)	1,876,000	1,711,841
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 10/15/36 (a)	1,651,888	1,445,362
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (a)	1,994,876	1,715,535
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.455% FRN 12/15/37 (a)	898,516	777,788
Century Plaza Towers
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (a) (e)	982,000	897,711
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (a) (e)	1,556,000	1,306,920
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	965,166
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,406,983
Series 2015-CR23, Class C, 4.304% VRN 5/10/48 (e)	1,000,000	919,050
Series 2014-LC17, Class C, 4.572% VRN 10/10/47 (e)	2,908,000	2,746,828
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.513% VRN 7/10/38 (e)	475,390	473,196
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (e)	2,300,000	2,112,008
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.505% FRN 5/15/36 (a)	1,505,000	1,174,631
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/06/30 (a)	919,000	906,215
Series 2020-ABC, Class B, 3.477% VRN 2/06/30 (a) (e)	1,003,000	929,258
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (e)	475,000	417,592
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (e)	976,000	812,020
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,030,702
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (e)	760,000	734,539
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (e)	1,325,000	1,318,400
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (e)	37,241	37,193
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	1,450,000	1,516,777
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	386,179
		50,659,497
Other ABS — 15.1%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (a)	1,931,799	2,011,635
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,563,292	1,120,499
Series 2019-1, Class A, 3.844% 5/15/39 (a)	1,698,020	1,279,297
AASET US Ltd., Series 2018-2A, Class A
4.454% 11/18/38 (a)	1,508,264	1,197,607
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,944,917	1,939,473
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450%
4.252% FRN 7/22/32 (a)	2,000,000	1,645,082
Allegro CLO X Ltd., Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.750%
4.569% FRN 4/20/32 (a)	2,200,000	1,825,496
Arbys Funding LLC, Series 2015-1A, Class A2
4.969% 10/30/45 (a)	1,819,250	1,749,080
Ascentium Equipment Receivables Trust
Series 2018-2A, Class D, 4.150% 7/10/24 (a)	2,473,000	2,481,869
Series 2019-1A, Class E, 4.310% 4/12/27 (a)	1,251,000	1,261,378
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
4.069% FRN 10/20/31 (a)	820,000	666,554
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
3.556% FRN 1/23/31 (a)	1,190,000	1,069,210

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
5.431% FRN 1/15/28 (a)	$1,000,000	$828,325
Ballyrock CLO 2019-2 Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100%
5.998% FRN 11/20/30 (a)	400,000	324,319
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500%
5.331% FRN 1/15/29 (a)	500,000	404,247
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
3.859% FRN 10/15/32 (a)	500,000	430,376
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	574,979	576,084
CAL Funding II Ltd., Series 2018-2A, Class A
4.340% 9/25/43 (a)	1,292,000	1,270,102
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750%
4.838% FRN 10/15/32 (a)	250,000	207,182
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	857,891	841,307
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	943,467	939,098
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850%
4.645% FRN 7/28/28 (a)	330,000	265,030
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	506,425	490,599
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	398,000	370,140
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	1,346,205	941,847
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,411,525	1,025,781
CBAM Ltd.
Series 2019-10A, Class B, 3 mo. USD LIBOR + 2.050% 3.869% FRN 4/20/32 (a)	1,900,000	1,699,261
Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100% 3.931% FRN 1/15/31 (a)	900,000	818,204
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
3.016% FRN 11/16/30 (a)	2,330,000	2,205,890
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
3.019% FRN 10/20/30 (a)	2,040,000	1,927,404
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460%
1.407% FRN 9/25/34	10,860	8,940
Cronos Containers Program Ltd., Series 2014-2A, Class A
3.270% 11/18/29 (a)	244,444	238,921
DB Master Finance LLC, Series 2019-1A, Class A23
4.352% 5/20/49 (a)	1,546,315	1,378,529
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,097,250	976,359
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	762,450	692,062
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	2,991,500	2,780,494
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900%
3.592% FRN 5/15/32 (a)	1,500,000	1,331,397
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 3.581% FRN 10/15/30 (a)	1,700,000	1,505,930
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.950% 3.781% FRN 4/15/31 (a)	1,800,000	1,590,626
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
3.269% FRN 4/20/31 (a)	2,900,000	2,710,131
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
3.807% FRN 10/15/32 (a)	350,000	301,202
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	382,471	381,830
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 3.795% FRN 11/16/32 (a)	350,000	302,853
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 4.595% FRN 11/16/32 (a)	250,000	204,797
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000%
2.819% FRN 4/20/31 (a)	3,000,000	2,817,921
Global SC Finance IV Ltd., Series 2017-1A, Class A
3.850% 4/15/37 (a)	1,338,869	1,338,001
Global SC Finance SRL, Series 2014-1A, Class A1
3.190% 7/17/29 (a)	216,667	184,572
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	2,962,761	2,807,288
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,777,465	1,729,597
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	833,401	838,736
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,422,559	1,434,473
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
3.519% FRN 1/20/31 (a)	1,290,000	1,161,921
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (a)	1,505,844	1,413,207
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,002,425	1,016,739
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,020,381	1,002,173
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	299,906	308,850
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,212,708	1,254,623
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	241,186	251,836
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,810,870	1,881,205
Horizon Aircraft Finance I Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	2,356,524	1,648,740
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,325,359	927,133
Series 2018-1, Class A, 4.458% 12/15/38 (a)	942,381	689,918
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
3.496% FRN 10/26/32 (a)	750,000	684,914
J.G. Wentworth LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,433,430	1,498,034
KKR Financial CLO Ltd., Series 24, Class C, 3 mo. USD LIBOR + 2.700%
4.519% FRN 4/20/32 (a)	2,400,000	1,988,150
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000%
2.800% FRN 6/15/36 (a)	1,670,000	1,135,644
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,261,875	1,731,564
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	1,843,000	1,288,535
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	2,143,865	1,498,753

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 3.431% FRN 7/15/30 (a)	$1,665,000	$1,499,139
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 4.019% FRN 10/18/30 (a)	620,000	524,488
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	316,080	303,384
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	336,531	328,972
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
3.069% FRN 10/20/30 (a)	1,750,000	1,619,328
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	200,916	191,153
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,212,858
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 3.266% FRN 10/22/32 (a)	1,000,000	940,183
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 4.586% FRN 10/22/32 (a)	500,000	423,991
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.140% 10/14/36 (a)	8,400,000	8,273,278
Oxford Finance Funding Trust
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	1,536,000	1,528,549
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	288,034	287,333
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,546,464	1,081,117
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,316,195	2,110,497
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.797% FRN 2/25/23 (a)	1,270,000	1,164,805
Rockford Tower CLO Ltd., Series 2019-1A, Class B1, 3 mo. USD LIBOR + 2.050%
3.869% FRN 4/20/32 (a)	1,500,000	1,309,188
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
2.921% FRN 1/15/30 (a)	2,450,000	2,318,626
Sierra Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	84,423	83,455
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	895,871	884,697
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.992% FRN 8/18/31 (a)	1,170,000	938,509
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (a)	2,896,987	2,601,997
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,310,485	1,301,307
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 0.800%
1.747% FRN 11/25/35 (a)	3,873,623	3,630,633
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	163,262	162,048
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	446,276	399,050
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,957,455	1,994,086
Taco Bell Funding LLC, Series 2018-1A, Class A2II
4.940% 11/25/48 (a)	1,125,750	1,125,993
TAL Advantage VI LLC, Series 2017-1A, Class A
4.500% 4/20/42 (a)	1,906,509	1,927,188
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (a)	507,813	485,617
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	3,289,000	2,925,846
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,420,000	2,247,302
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	278,693	275,624
Triton Container Finance LLC
Series 2017-1A, Class A, 3.520% 6/20/42 (a)	786,406	788,306
Series 2017-2A, Class A, 3.620% 8/20/42 (a)	2,609,453	2,619,263
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	1,353,000	1,343,308
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,640,172	1,742,851
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,934,344	2,578,773
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,783,209	1,252,207
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (a)	3,228,251	2,445,480
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,218,813	851,368
Wind River CLO Ltd.
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.563% FRN 11/01/31 (a)	900,000	779,940
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 3.581% FRN 7/15/30 (a)	1,150,000	992,788
		143,243,499
Student Loans ABS — 11.4%
Access Group Inc.
Series 2003-A, Class A3, 3 mo. CMT + 1.200% 1.220% FRN 7/01/38	24,592	24,567
Series 2004-A, Class A3, 28 day ARS,FRN 1.699% 7/01/39	950,000	934,834
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + 0.100%
2.061% FRN 6/28/39	5,767,915	4,972,980
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,244,000	2,141,701
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,281,000	1,209,718
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS
FRN 1/25/47	900,000	687,023
ECMC Group Student Loan Trust
Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 1.747% FRN 9/25/68 (a)	2,112,697	1,836,068
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/27/66 (a)	2,214,941	1,961,537
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
3.600% FRN 12/01/47 (a)	2,203,361	2,179,958
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/48 (a)	1,200,000	1,063,304
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/56 (a)	1,100,000	986,157
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
5.494% FRN 4/25/46	625,000	595,482
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A,
3.580% VRN 11/25/38 (a) (e)	1,520,937	1,492,188
Higher Education Funding I
Series 2004-1, Class B2, 28 day ARS 0.000%FRN 1/01/44 (a)	450,000	383,736
Series 2004-1, Class B1, 28 day ARS 2.271% FRN 1/01/44 (a)	450,000	392,431

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	$610,676	$585,015
Navient Private Education Refi Loan Trust
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	2,249,000	2,297,340
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,206,058
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,539,807
Navient Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 1.747% FRN 3/25/67 (a)	4,700,000	4,605,775
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.847% FRN 12/27/67 (a)	4,530,000	4,215,371
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (a)	1,793,548	1,571,966
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (a)	3,227,964	2,952,264
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (a)	7,050,000	6,541,192
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/58	940,000	770,951
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/65 (a)	2,370,000	2,215,746
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	3,081,502
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (a)	478,904	479,001
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + 0.250% 1.466% FRN 6/25/41	583,789	508,208
Series 2019-2A, Class A, 1 mo. USD LIBOR + .900% 1.847% FRN 6/27/67 (a)	1,883,335	1,746,869
Series 2005-4, Class A4A, 7 day ARS 1.929% FRN 3/22/32	325,000	306,507
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 2.347% FRN 4/25/67 (a)	3,250,000	3,063,076
Series 2019-5, Class A, 2.530% 10/25/67 (a)	8,314,580	7,971,676
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,037,129
SLC Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090%
1.782% FRN 2/15/68	4,000,000	3,398,979
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	7,308	3,654,000
Series 2002-7, Class A11, 28 day ARS 1.403% FRN 3/15/28	13,000	13,000
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	1,961,593	1,751,714
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.084% FRN 1/25/44	2,046,632	1,812,001
Series 2003-14, Class A7, 3 mo. USD LIBOR + 0.600% 2.394% FRN 10/25/65 (a)	4,300,000	3,816,254
Series 2002-7, Class B, 28 day ARS 5.281% FRN 12/15/39	3,950,000	3,675,389
SoFi Alternative Trust, Series 2019-C, Class PT,
6.163% VRN 1/25/45 (a) (e)	6,275,682	6,615,861
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, 0.000% 3/25/33 (a)	1,200	990,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,688,500	2,191,264
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,759,800	2,641,259
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,324,300	1,734,169
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	4,961,600	1,711,752
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	6,724,700	2,052,803
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (e)	990,000	921,321
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%
3.081% FRN 8/01/35	3,050,000	2,921,294
		108,458,197
WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.615% VRN 8/25/34 (e)	19,725	17,689
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (e)	17,782	15,851
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (e)	3,965	3,687
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A3,
3.948% VRN 1/25/59 (a) (e)	747,112	710,606
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1,
4.304% VRN 8/25/34 (e)	5,653	5,465
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A,
3.885% VRN 8/25/34 (e)	35,255	30,302
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (a) (e)	2,598,303	2,588,599
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (e)	1,905	1,705
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (e)	1,921	1,704
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (e)	2,813,773	2,766,105
Sequoia Mortgage Trust, Series 2019-1, Class A1,
4.000% VRN 2/25/49 (a) (e)	361,053	352,855
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A,
3.854% VRN 3/25/34 (e)	20,354	18,294
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%
3.366% FRN 4/25/44	51,198	45,845
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (e)	1,403,501	1,407,777
		7,966,484
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $353,715,873)		323,859,919

Sovereign Debt Obligations — 0.7%
Colombia Government International Bond
6.125% 1/18/41	2,080,000	2,390,710
Mexico Government International Bond
4.750% 3/08/44	3,727,000	3,751,263
6.750% 9/27/34	685,000	900,782
		7,042,755
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,705,365)		7,042,755

U.S. Government Agency Obligations and Instrumentalities — 26.1%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 2617, Class Z, 5.500% 5/15/33	955,132	1,101,827
Series 2693, Class Z, 5.500% 10/15/33	1,714,711	1,926,721
Series 2178, Class PB, 7.000% 8/15/29	36,937	41,824
		3,070,372

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 25.5%
Federal Home Loan Mortgage Corp.
Pool #SB8013 2.500% 9/01/34	$6,760,488	$7,017,375
Pool #SB8020 2.500% 12/01/34	4,000,442	4,152,452
Pool #J13972 3.500% 1/01/26	33,295	35,055
Pool #C91344 3.500% 11/01/30	107,259	114,794
Pool #C91424 3.500% 1/01/32	72,609	77,801
Pool #C91239 4.500% 3/01/29	5,161	5,633
Pool #C91251 4.500% 6/01/29	34,157	37,281
Pool #ZA5946 4.500% 11/01/48	8,021,606	8,624,960
Pool #G05253 5.000% 2/01/39	168,449	188,847
Pool #C90939 5.500% 12/01/25	17,482	19,169
Pool #C91026 5.500% 4/01/27	29,196	32,087
Pool #D97258 5.500% 4/01/27	11,360	12,485
Pool #C91074 5.500% 8/01/27	3,058	3,360
Pool #D97417 5.500% 10/01/27	9,979	10,976
Pool #C91128 5.500% 12/01/27	1,556	1,712
Pool #C91148 5.500% 1/01/28	72,924	80,213
Pool #C91176 5.500% 5/01/28	25,011	27,511
Pool #C91217 5.500% 11/01/28	9,390	10,343
Pool #C01079 7.500% 10/01/30	1,106	1,289
Pool #C01135 7.500% 2/01/31	4,701	5,457
Federal National Mortgage Association
Pool #MA3797 2.500% 10/01/34	12,883,427	13,372,975
Pool #MA3029 3.000% 6/01/32	3,573,219	3,751,735
Pool #MA3090 3.000% 8/01/32	1,512,085	1,587,628
Pool #AO8180 3.000% 9/01/42	29,421	31,142
Pool #AP8668 3.000% 12/01/42	167,493	177,290
Pool #AR1975 3.000% 12/01/42	39,482	41,791
Pool #AB7401 3.000% 12/01/42	138,681	146,793
Pool #AB7397 3.000% 12/01/42	153,597	162,581
Pool #AR0306 3.000% 1/01/43	10,765	11,395
Pool #AR5391 3.000% 1/01/43	86,402	91,455
Pool #AL3215 3.000% 2/01/43	127,940	135,424
Pool #AR4109 3.000% 2/01/43	139,240	147,384
Pool #AR4432 3.000% 3/01/43	51,638	54,658
Pool #AT0169 3.000% 3/01/43	214,844	227,410
Pool #AB8809 3.000% 3/01/43	68,083	72,065
Pool #MA1368 3.000% 3/01/43	234,553	248,272
Pool #AR2174 3.000% 4/01/43	252,451	267,216
Pool #AS1304 3.500% 12/01/28	1,118,141	1,181,809
Pool #AV1897 3.500% 12/01/28	199,093	210,678
Pool #AV2325 3.500% 12/01/28	574,692	607,416
Pool #BF0196 3.500% 2/01/41	1,145,461	1,230,601
Pool #MA1356 3.500% 2/01/43	8,603,544	9,229,582
Pool #CA1073 3.500% 1/01/48	11,591,495	12,271,945
Pool #BJ0686 4.000% 4/01/48	2,637,011	2,817,300
Pool #CA1951 4.000% 7/01/48	3,292,448	3,514,462
Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	82,532	86,553
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	66,498	69,738
Pool #AA3980 4.500% 4/01/28	55,606	59,958
Pool #CA1952 4.500% 6/01/48	2,218,585	2,388,786
Pool #CA1909 4.500% 6/01/48	7,342,280	7,912,435
Pool #BK7877 4.500% 7/01/48	1,522,132	1,638,904
Pool #MA3537 4.500% 12/01/48	3,590,235	3,858,933
Pool #MA3564 4.500% 1/01/49	3,231,094	3,472,913
Pool #BN5241 4.500% 2/01/49	16,110,768	17,316,517
Pool #MA3639 4.500% 4/01/49	2,808,633	3,018,834
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	27,445	28,624
Pool #AD6437 5.000% 6/01/40	403,118	446,052
Pool #AD6996 5.000% 7/01/40	2,700,238	2,987,830
Pool #AL8173 5.000% 2/01/44	1,112,871	1,223,400
Pool #AD0836 5.500% 11/01/28	56,741	62,392
Pool #575667 7.000% 3/01/31	11,319	13,142
Pool #529453 7.500% 1/01/30	2,405	2,809
Pool #535996 7.500% 6/01/31	4,349	5,073
Pool #252926 8.000% 12/01/29	122	140
Pool #532819 8.000% 3/01/30	116	135
Pool #534703 8.000% 5/01/30	2,479	2,872
Pool #253437 8.000% 9/01/30	115	133
Pool #253481 8.000% 10/01/30	65	76
Pool #602008 8.000% 8/01/31	3,517	4,080
Pool #190317 8.000% 8/01/31	2,562	2,977
Pool #597220 8.000% 9/01/31	2,929	3,424
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	65	68
Pool #352022 7.000% 11/15/23	2,780	2,955
Pool #374440 7.000% 11/15/23	219	233
Pool #491089 7.000% 12/15/28	7,019	7,656
Pool #480539 7.000% 4/15/29	363	410
Pool #488634 7.000% 5/15/29	2,021	2,284
Pool #500928 7.000% 5/15/29	3,202	3,647
Pool #499410 7.000% 7/15/29	1,147	1,310
Pool #510083 7.000% 7/15/29	800	907
Pool #493723 7.000% 8/15/29	2,332	2,665
Government National Mortgage Association I Pool #581417 7.000% 7/15/32	11,075	12,686
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	3,067	3,144
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	682	702
Government National Mortgage Association II TBA
Pool #304 3.500% 10/01/48 (d)	79,550,000	83,881,744
Pool #1235 4.000% 9/01/48 (d)	38,350,000	40,740,885
		241,317,833
Whole Loans — 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 2.297% FRN 3/25/29	361,595	357,478
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.997% FRN 7/25/49 (a)	828,856	695,140
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450%
3.397% FRN 7/25/31 (a)	2,127,776	1,756,323
		2,808,941
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $241,485,510)		247,197,146

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds & Notes — 1.6%
U.S. Treasury Bond
2.250% 8/15/49 (f)	$7,000,000	$8,491,144
3.500% 2/15/39 (f)	2,300,000	3,267,305
U.S. Treasury Note
1.625% 8/15/29	3,000,000	3,251,146
		15,009,595
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,168,918)		15,009,595

TOTAL BONDS & NOTES (Cost $987,741,940)		944,921,161

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,989,580)		1,829,518

	Number of Shares
Mutual Funds — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (g)	2,288,213	2,288,213

TOTAL MUTUAL FUNDS (Cost $2,288,213)		2,288,213

TOTAL LONG-TERM INVESTMENTS (Cost $995,394,733)		951,353,092

	Principal Amount
Short-Term Investments — 13.8%
Commercial Paper — 13.8%
Avangrid, Inc.
1.318% 4/03/20 (a)	$10,000,000	9,997,854
Boeing Co.
1.983% 4/07/20 (a)	3,000,000	2,997,958
2.059% 5/20/20 (a)	1,000,000	994,699
2.092% 6/10/20 (a)	8,000,000	7,937,678
CenterPoint Energy, Inc.
1.770% 4/15/20 (a)	1,000,000	998,696
1.788% 4/06/20 (a)	4,000,000	3,998,071
Daimler Finance North America LLC
2.942% 4/06/20 (a)	10,000,000	9,995,427
DuPont de Nemours, Inc.
1.821% 4/13/20 (a)	3,000,000	2,996,344
El Dupont
1.812% 5/22/20 (a)	4,000,000	3,981,112
Entergy Corp.
1.811% 5/04/20 (a)	4,000,000	3,993,793
1.814% 5/21/20 (a)	4,000,000	3,990,367
1.834% 5/01/20 (a)	4,000,000	3,994,375
FMC Tech, Inc.
1.983% 4/08/20 (a)	1,000,000	999,365
1.984% 4/07/20 (a)	1,000,000	999,455
General Electric Co.
1.844% 5/20/20	2,000,000	1,990,833
1.867% 6/17/20	5,000,000	4,964,250
1.905% 5/04/20	2,000,000	1,993,767
Harley-Davidson, Inc.
2.282% 4/02/20 (a)	4,000,000	3,999,639
HP, Inc.
1.830% 4/06/20 (a)	4,000,000	3,998,097
Nextera Energy Cap Hldgs, Inc.
1.873% 4/13/20 (a)	4,000,000	3,995,467
NiSource, Inc.
1.809% 4/08/20 (a)	9,000,000	8,994,288
Parker-Hannifin Corp.
4.482% 5/01/20 (a)	10,000,000	9,988,780
Suncor Energy, Inc.
1.813% 5/13/20 (a)	6,000,000	5,976,350
Transcanada Pipelines Ltd.
1.813% 5/21/20 (a)	3,000,000	2,985,975
ViacomCBS, Inc.
1.523% 4/15/20 (a)	8,000,000	7,989,167
VW Credit, Inc.
1.826% 6/12/20 (a)	8,000,000	7,946,467
Walgreens Boots Alliance, Inc.
2.131% 4/30/20	8,000,000	7,978,000
		130,676,274
TOTAL SHORT-TERM INVESTMENTS (Cost $130,784,987)		130,676,274

TOTAL INVESTMENTS — 114.0% (Cost $1,126,179,720) (h)		1,082,029,366

Other Assets/(Liabilities) — (14.0)%		(132,909,705)

NET ASSETS — 100.0%		$949,119,661

Abbreviation Legend
ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

MML Managed Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $477,785,206 or 50.34% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,538,082 or 0.27% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $305,089 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.
(f)	A portion of this security is pledged/held as collateral for open derivatives.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	3,700,000	$596,440	$184,971	$411,469
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	56,100,000	$1,233,078	$2,804,608	$(1,571,530)
									$1,829,518	$2,989,579	$(1,160,061)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/19/20	62	$9,596,450	$77,487
U.S. Treasury Ultra Bond	6/19/20	344	66,933,050	9,391,950
U.S. Treasury Note 2 Year	6/30/20	745	162,573,064	1,612,131
U.S. Treasury Note 5 Year	6/30/20	344	42,349,438	774,187
				$11,855,755
Short
90 Day Eurodollar	6/15/20	11	$(2,680,595)	$(54,967)
U.S. Treasury Long Bond	6/19/20	118	(19,867,318)	(1,262,057)
90 Day Eurodollar	9/14/20	10	(2,437,967)	(53,158)
90 Day Eurodollar	12/14/20	10	(2,437,842)	(53,658)
90 Day Eurodollar	3/15/21	9	(2,194,845)	(48,742)
90 Day Eurodollar	9/13/21	17	(4,146,456)	(90,582)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(79,550)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(73,021)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(61,990)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(76,925)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(201,633)
				$(2,056,283)

Centrally Cleared Credit Default Swaps- Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	4,000,000	$26,624	$14,206	$12,418
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	5,000,000	17,365	21,743	(4,378)
						$43,989	$35,949	$8,040

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.1%

Corporate Debt — 38.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$200,000	$201,929
Agriculture — 1.4%
BAT Capital Corp. 3.222% 8/15/24	415,000	399,352
Bunge Ltd. Finance Corp. 3.500% 11/24/20	930,000	937,701
Imperial Brands Finance PLC 3.125% 7/26/24 (a)	400,000	376,912
3.500% 2/11/23 (a)	387,000	388,295
Reynolds American, Inc. 4.000% 6/12/22	540,000	547,611
		2,649,871
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	22,307	20,884
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + .810% 2.710% FRN 4/05/21	405,000	374,625
3 mo. USD LIBOR + 1.235% 2.927% FRN 2/15/23	275,000	206,135
3.087% 1/09/23	260,000	239,200
3.350% 11/01/22	365,000	340,362
General Motors Financial Co., Inc. 3.250% 1/05/23	970,000	880,018
Hyundai Capital America 2.375% 2/10/23 (a)	600,000	565,675
2.850% 11/01/22 (a)	320,000	312,489
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	200,000	188,983
		3,107,487
Banks — 7.8%
Banco Santander SA 3.500% 4/11/22	600,000	593,610
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	1,910,000	1,917,852
Barclays Bank PLC 10.179% 6/12/21 (a)	504,000	538,426
Barclays PLC 3 mo. USD LIBOR + 1.380% 3.072% FRN 5/16/24	485,000	427,094
Citigroup, Inc. 3 mo. USD LIBOR + .722% 3.142% VRN 1/24/23	895,000	905,544
Credit Suisse AG 6.500% 8/08/23 (a)	930,000	943,559
Discover Bank 3.350% 2/06/23	673,000	664,749
4.200% 8/08/23	310,000	326,383
First Horizon National Corp. 3.500% 12/15/20	520,000	514,800
The Goldman Sachs Group, Inc. 3.200% 2/23/23	1,925,000	1,960,838
HSBC Holdings PLC 4.250% 3/14/24	495,000	507,949
JP Morgan Chase & Co. 4.500% 1/24/22	915,000	955,736
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	820,000	817,258
Morgan Stanley 3.750% 2/25/23	940,000	974,492
Sumitomo Mitsui Financial Group, Inc. 2.448% 9/27/24	520,000	515,702
3.748% 7/19/23	321,000	334,207
Synchrony Bank 3.000% 6/15/22	470,000	466,754
Truist Bank 1.500% 3/10/25	1,045,000	1,009,435
		14,374,388
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	875,000	914,534
Bacardi Ltd. 4.450% 5/15/25 (a)	83,000	87,229
Keurig Dr Pepper, Inc. 4.057% 5/25/23	625,000	650,142
Molson Coors Beverage Co. 2.100% 7/15/21	230,000	225,287
3.500% 5/01/22	197,000	196,937
		2,074,129
Building Materials — 0.4%
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 2.333% FRN 5/22/20	295,000	292,890
Masco Corp. 3.500% 4/01/21	170,000	168,431
Standard Industries, Inc. 5.500% 2/15/23 (a)	246,000	237,390
		698,711
Chemicals — 1.4%
DuPont de Nemours, Inc. 4.205% 11/15/23	480,000	505,421
Huntsman International LLC 5.125% 11/15/22	960,000	984,000
RPM International, Inc. 3.450% 11/15/22	8,000	8,046
The Sherwin-Williams Co. 2.750% 6/01/22	27,000	26,942

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Syngenta Finance NV 3.698% 4/24/20 (a)	$440,000	$439,154
4.441% 4/24/23 (a)	570,000	536,962
		2,500,525
Commercial Services — 0.3%
The ADT Security Corp. 6.250% 10/15/21	490,000	478,975
Computers — 1.1%
Dell International LLC/EMC Corp. 4.000% 7/15/24 (a)	414,000	417,614
Genpact Luxembourg Sarl 3.375% 12/01/24	335,000	336,376
3.700% STEP 4/01/22	635,000	646,413
Leidos Holdings, Inc. 4.450% 12/01/20	635,000	631,825
		2,032,228
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24	845,000	672,786
Aircastle Ltd. 5.000% 4/01/23	1,010,000	986,065
Ameriprise Financial, Inc. 3.000% 3/22/22	165,000	167,065
3.700% 10/15/24	115,000	119,324
4.000% 10/15/23	105,000	111,117
Antares Holdings LP 6.000% 8/15/23 (a)	473,000	487,191
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	335,000	259,650
Brookfield Finance, Inc. 4.000% 4/01/24	580,000	577,243
LeasePlan Corp. NV 2.875% 10/24/24 (a)	280,000	274,282
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,250,000	1,129,520
Synchrony Financial 2.850% 7/25/22	605,000	574,425
		5,358,668
Electric — 0.9%
Ameren Corp. 2.500% 9/15/24	345,000	335,395
2.700% 11/15/20	455,000	453,642
Enel Finance International NV 2.875% 5/25/22 (a)	285,000	275,731
Entergy Texas, Inc. 2.550% 6/01/21	95,000	95,275
Puget Energy, Inc. 6.000% 9/01/21	260,000	266,663
6.500% 12/15/20	255,000	260,370
		1,687,076
Electronics — 0.1%
FLIR Systems, Inc. 3.125% 6/15/21	230,000	230,267
Foods — 0.3%
McCormick & Co., Inc. 2.700% 8/15/22	570,000	571,623
Household Products & Wares — 0.4%
Church & Dwight Co., Inc. 2.875% 10/01/22	701,000	689,943
Housewares — 0.5%
Newell Brands, Inc. 3.850% STEP 4/01/23	979,000	993,635
Insurance — 2.8%
American International Group, Inc. 3.750% 7/10/25	490,000	490,457
AmTrust Financial Services, Inc. 6.125% 8/15/23	620,000	612,369
Athene Global Funding 2.750% 6/25/24 (a)	1,020,000	1,020,850
CNA Financial Corp. 5.750% 8/15/21	443,000	454,002
Enstar Group Ltd. 4.500% 3/10/22	685,000	683,238
Jackson National Life Global Funding 2.500% 6/27/22 (a)	495,000	486,021
Lincoln National Corp. 4.000% 9/01/23	122,000	122,032
Reinsurance Group of America, Inc. 5.000% 6/01/21	400,000	414,881
Trinity Acquisition PLC 3.500% 9/15/21	600,000	578,365
Willis Towers Watson PLC 5.750% 3/15/21	190,000	194,689
		5,056,904
Investment Companies — 1.3%
Ares Capital Corp. 4.200% 6/10/24	953,000	844,789
BlackRock TCP Capital Corp. 3.900% 8/23/24	360,000	331,314
4.125% 8/11/22	675,000	692,442
TPG Specialty Lending, Inc. 3.875% 11/01/24	655,000	577,806
		2,446,351
Iron & Steel — 0.1%
Steel Dynamics, Inc. 2.800% 12/15/24	250,000	232,781
Lodging — 0.5%
Las Vegas Sands Corp. 3.200% 8/08/24	1,025,000	925,141

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.875% 10/15/21	$635,000	$631,683
Media — 0.8%
Discovery Communications LLC 2.950% 3/20/23	435,000	437,522
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,047,000	1,043,074
		1,480,596
Mining — 1.1%
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	254,000	243,464
Glencore Funding LLC 4.125% 5/30/23 (a)	360,000	331,690
Kinross Gold Corp. 5.125% 9/01/21	370,000	370,925
5.950% 3/15/24	550,000	555,500
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	565,000	593,233
		2,094,812
Oil & Gas — 0.7%
Continental Resources, Inc. 5.000% 9/15/22	390,000	248,797
EQT Corp. 3.000% 10/01/22	565,000	471,775
6.125% STEP 2/01/25	320,000	246,432
Newfield Exploration Co. 5.625% 7/01/24	505,000	271,004
		1,238,008
Packaging & Containers — 0.4%
Graphic Packaging International LLC 4.750% 4/15/21	759,000	749,740
Pharmaceuticals — 2.3%
AbbVie, Inc. 2.300% 11/21/22 (a)	515,000	515,404
Allergan Funding SCS 3.800% 3/15/25	495,000	506,803
Becton Dickinson and Co. 3 mo. USD LIBOR + 0.875% 2.250% FRN 12/29/20	489,000	472,496
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 1.511% FRN 6/15/22	590,000	545,118
CVS Health Corp. 2.625% 8/15/24	175,000	177,480
3.700% 3/09/23	770,000	799,774
Mylan, Inc. 3.125% 1/15/23 (a)	525,000	509,160
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	360,000	362,616
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	240,000	229,243
		4,118,094
Pipelines — 1.5%
Energy Transfer Operating LP 4.200% 9/15/23	960,000	838,584
EnLink Midstream Partners LP 4.400% 4/01/24	490,000	247,303
EQM Midstream Partners LP 4.750% 7/15/23	505,000	365,468
MPLX LP 3 mo. USD LIBOR + 1.100% 2.099% FRN 9/09/22	1,050,000	976,897
Plains All American Pipeline LP/PAA Finance Corp. 3.850% 10/15/23	384,000	332,700
		2,760,952
Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	610,000	581,070
Real Estate Investment Trusts (REITS) — 1.9%
CubeSmart LP 4.375% 12/15/23	313,000	334,076
Essex Portfolio LP 3.500% 4/01/25	130,000	130,444
3.875% 5/01/24	170,000	170,400
SBA Tower Trust 2.836% 1/15/25 (a)	1,450,000	1,400,082
Service Properties Trust 4.350% 10/01/24	510,000	374,364
Tanger Properties LP 3.875% 12/01/23	510,000	531,371
VEREIT Operating Partnership LP 4.600% 2/06/24	570,000	562,521
		3,503,258
Retail — 1.8%
Advance Auto Parts, Inc. 4.500% 12/01/23	306,000	314,429
Dollar Tree, Inc. 3.700% 5/15/23	940,000	955,036
O’Reilly Automotive, Inc. 3.800% 9/01/22	123,000	123,735
3.850% 6/15/23	873,000	870,125
QVC, Inc. 4.375% 3/15/23	1,060,000	1,002,458
		3,265,783

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	$390,000	$385,659
Microchip Technology, Inc. 3.922% 6/01/21	390,000	380,010
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	370,000	373,326
		1,138,995
Telecommunications — 0.9%
Qwest Corp 6.750% 12/01/21	485,000	502,606
Sprint Communications, Inc. 9.250% 4/15/22	330,000	353,100
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	828,000	819,752
		1,675,458
Transportation — 0.4%
Ryder System, Inc. 3.400% 3/01/23	175,000	176,584
3.750% 6/09/23	482,000	483,821
		660,405
Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	200,900
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.875% 7/11/22 (a)	816,000	848,603
		1,049,503
TOTAL CORPORATE DEBT (Cost $74,218,109)		71,279,873

Municipal Obligations — 0.3%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR + 0.000% 2.694% FRN 4/26/27	17,726	17,722
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B, 28 day ARS 2.273% FRN 10/25/42	450,000	444,442
TOTAL MUNICIPAL OBLIGATIONS (Cost $461,539)		462,164

Non-U.S. Government Agency Obligations — 54.0%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.897% FRN 5/25/24 (a)	236,000	231,530
Series 2018-1, Class C, 1 mo. USD LIBOR + 1.050% 1.997% FRN 9/25/23 (a)	160,000	157,074
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 2.397% FRN 5/25/24 (a)	214,000	209,824
Series 2018-1, Class D, 1 mo. USD LIBOR + 1.550% 2.497% FRN 9/25/23 (a)	230,000	225,805
		824,233
Automobile ABS — 7.3%
American Credit Acceptance Receivables Trust Series 2017-4, Class C, 2.940% 1/10/24 (a)	170,931	170,929
Series 2019-1, Class C, 3.500% 4/14/25 (a)	675,000	665,877
AmeriCredit Automobile Receivables Trust Series 2020-1, Class D, 1.800% 12/18/25	947,000	938,092
Series 2019-3, Class D, 2.580% 9/18/25	588,000	547,120
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class C, 3.020% 8/20/26 (a)	1,259,000	1,188,505
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,076,342
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	229,666
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	478,941
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B 3.630% 1/19/24 (a)	180,000	182,705
Carmax Auto Owner Trust, Series 2019-4, Class D 2.800% 4/15/26	560,000	515,706
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	719,000	702,359
Drive Auto Receivables Trust Series 2019-4, Class D, 2.700% 2/16/27	550,000	515,427
Series 2019-1, Class C, 3.780% 4/15/25	525,000	516,466
DT Auto Owner Trust, Series 2019-1A, Class C 3.610% 11/15/24 (a)	100,000	100,664
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.110% 8/15/25 (a)	400,000	393,312
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	36,024	36,024
Series 2019-1A, Class B, 3.450% 2/15/23 (a)	165,000	161,987
Flagship Credit Auto Trust, Series 2017-1, Class B 2.830% 3/15/23 (a)	18,690	18,690
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	649,000	646,345
Hertz Vehicle Financing II LP, Series 2017-1A, Class B 3.560% 10/25/21 (a)	910,000	882,252
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	330,000	297,539
Hertz Vehicle Financing LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	410,000	406,849
Series 2016-2A, Class C, 4.990% 3/25/22 (a)	1,800,000	1,812,159
Oscar US Funding X LLC, Series 2019-1A, Class A4 3.270% 5/11/26 (a)	500,000	523,612
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	170,000	167,040
Series 2019-A, Class C, 3.000% 1/26/32 (a)	101,000	99,235
Series 2019-A, Class D, 3.450% 1/26/32 (a)	215,000	211,219
		13,485,062
Commercial MBS — 4.1%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 2.055% FRN 9/15/34 (a)	130,000	106,956
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (b)	370,000	344,906
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (b)	450,000	383,377
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.955% FRN 7/15/35 (a)	770,000	642,883
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 2.205% FRN 7/15/35 (a)	950,000	759,897

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 2.305% FRN 12/15/36 (a)	$767,000	$674,941
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 2.405% FRN 11/15/35 (a)	728,000	664,296
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 10/15/36 (a)	301,907	264,161
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.705% FRN 10/15/36 (a)	846,485	727,952
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.855% FRN 12/15/37 (a)	545,194	449,785
Commercial Mortgage Trust Series 2014-CR14, Class A2, 3.147% 2/10/47	90,654	90,527
Series 2015-DC1, Class AM, 3.724% 2/10/48	480,000	475,826
Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	333,000	314,814
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 2.305% FRN 5/15/36 (a)	200,000	177,996
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.513% VRN 7/10/38 (b)	61,341	61,058
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.443% VRN 7/10/39 (a) (b)	700,000	530,577
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 2.505% FRN 5/15/36 (a)	251,000	195,902
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	250,000	245,189
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D 4.057% 8/05/34 (a)	400,000	380,804
MSCG Trust, Series 2018-SELF, Class C, 1 mo. USD LIBOR + 1.180% 1.885% FRN 10/15/37 (a)	90,000	78,260
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	7,677	7,667
		7,577,774
Home Equity ABS — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 1.187% FRN 10/25/34 (a)	71,224	66,547
Other ABS — 23.9%
321 Henderson Receivables I LLC Series 2006-1A, Class A1, 1 mo. USD LIBOR + 0.200% 0.905% FRN 3/15/41 (a)	35,140	33,840
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	177,115	183,205
AASET Trust, Series 2017-1A, Class A 3.967% 5/16/42 (a)	143,096	112,429
AASET US Ltd., Series 2018-2A, Class A 4.454% 11/18/38 (a)	648,904	515,250
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	390,938	389,844
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	500,000	492,226
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	287,250	276,171
Ascentium Equipment Receivables Trust Series 2019-1A, Class D, 3.470% 5/12/25 (a)	164,000	162,111
Series 2018-2A, Class B, 3.760% 5/10/24 (a)	709,000	715,601
Series 2019-2A, Class E, 3.780% 5/10/27 (a)	669,000	663,711
Series 2018-2A, Class E, 5.180% 7/10/26 (a)	940,000	922,397
Avant Loans Funding Trust, Series 2019-A, Class A 3.480% 7/15/22 (a)	166,291	163,566
Bain Capital Credit CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.631% FRN 1/15/29 (a)	750,000	699,834
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750% 3.581% FRN 1/15/29 (a)	500,000	458,276
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	113,317	113,535
Series 2019-A, Class B, 3.780% 9/26/33 (a)	316,315	325,339
CAL Funding II Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	246,500	242,322
Capital Automotive REIT Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	245,302	243,500
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	613,254	610,414
CARS-DB4 LP, Series 2020-1A, Class B1 4.170% 2/15/50 (a)	484,000	440,440
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	305,418	221,953
Cbam Clo Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270% 3.101% FRN 1/15/31 (a)	500,000	473,163
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class A2R, 3.669% FRN 10/20/27 (a) (b)	300,000	283,320
CIFC Funding Ltd., Series 2017-3A, Class A1, 3 mo. USD LIBOR + 1.220% 3.039% FRN 7/20/30 (a)	500,000	474,836
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	419,422	344,891
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + 0.460% 1.407% FRN 9/25/34	2,077	1,710
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	273,930	259,117
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	323,555	299,708
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.050% 2.844% FRN 10/26/27 (a)	350,000	339,962
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.890% 2/20/32 (a)	492,275	493,840
Series 2016-1, Class A, 3.080% 11/20/28 (a)	216,098	213,105
Series 2018-1, Class A, 3.700% 1/21/31 (a)	174,172	177,081
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A2II, 3.082% 7/25/47 (a)	342,125	336,474
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	354,600	340,542
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	122,958	123,749
Series 2016-A, Class A, 2.730% 4/25/28 (a)	227,528	227,793
Series 2017-A, Class B, 2.960% 3/25/30 (a)	364,321	361,988
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	34,511	33,934
Series 2019-A, Class C, 3.450% 1/25/34 (a)	767,577	771,290
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 3.269% FRN 4/20/31 (a)	350,000	327,085
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	129,213	128,997

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + 1.000% 2.819% FRN 4/20/31 (a)	$600,000	$563,584
Global SC Finance II SRL, Series 2013-1A, Class A 2.980% 4/17/28 (a)	90,958	89,329
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	241,476	241,319
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	611,486	579,398
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	325,773	317,000
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	306,756	309,325
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	275,473	280,315
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	200,201	196,629
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	201,310	208,267
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	433,406	447,309
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	360,786	374,799
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960% 12/26/28 (a)	144,131	144,614
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	533,423	390,520
Horizon Aircraft Finance III Ltd, Series 2019-2, Class B, ABS, 144A 4.458% 11/15/39 (a)	687,500	421,313
KDAC Aviation Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	193,458	148,195
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 2.150% FRN 6/15/36 (a)	1,150,000	998,669
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	350,000	343,104
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	337,000	235,614
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	388,914	271,886
Madison Park Funding XXIII Ltd., Series 2017-23A, Class B, 3 mo. USD LIBOR + 1.700% 3.494% FRN 7/27/30 (a)	500,000	459,773
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	903,000	884,546
Marlette Funding Trust Series 2019-2A, Class A, 3.130% 7/16/29 (a)	104,276	100,103
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	134,358
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	252,248	254,290
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	66,421	64,929
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 3.081% FRN 1/15/28 (a)	600,000	571,348
New Residential Advance Receivables Trust Advance Receivables Backed Series 2019-T3, Class CT3, 2.710% 9/15/52 (a)	344,000	343,966
Series 2019-T4, Class DT4, 2.804% 10/15/51 (a)	714,000	713,989
Series 2019-T3, Class DT3, 3.055% 9/15/52 (a)	600,000	601,818
Series 2019-T2, Class DT2, 3.060% 8/15/53 (a)	220,000	206,009
NP SPE II LLC Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	223,062	212,851
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	143,712	139,918
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450% 3.286% FRN 4/17/27 (a)	650,000	627,838
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (a)	1,500,000	1,477,371
Series 2019-2A, Class C, 3.660% 10/14/36 (a)	600,000	586,696
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.610% 3/08/29 (a)	422,982	407,054
Series 2016-A, Class B, 2.910% 3/08/29 (a)	173,452	170,360
Series 2019-A, Class D, 4.930% 4/09/38 (a)	568,742	369,749
Oxford Finance Funding Trust Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	281,000	279,637
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	41,148	41,047
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 3.797% FRN 2/25/23 (a)	250,000	229,292
Recette Clo Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700% 3.519% FRN 10/20/27 (a)	250,000	231,746
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190% 3.009% FRN 10/20/30 (a)	1,000,000	941,421
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 2.921% FRN 1/15/30 (a)	400,000	378,551
RR 6 Ltd., Series 2019-6A, Class A2, 3.751% FRN 4/15/30 (a) (b)	250,000	233,147
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	430,000	435,176
Sierra Receivables Funding LLC Series 2016-2A, Class B, 2.780% 7/20/33 (a)	109,787	108,941
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	186,401	184,404
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	438,696	429,023
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	12,060	11,922
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	76,342	74,026
Series 2018-1A, Class B, 4.236% 4/20/35	400,968	396,579
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	344,859	342,737
SoFi Consumer Loan Program Trust Series 2016-2A, Class A, 3.090% 10/27/25 (a)	28,720	28,817
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	209,392	208,284
Series 2017-2, Class A, 3.280% 2/25/26 (a)	95,983	95,576
Series 2019-3, Class D, 3.890% 5/25/28 (a)	772,000	771,658
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	516,317	495,781
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 0.800% 1.747% FRN 11/25/35 (a)	283,436	265,656
Taco Bell Funding LLC, Series 2018-1A, Class A2I 4.318% 11/25/48 (a)	987,500	951,694
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	238,333	233,266
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42 (a)	351,754	355,570
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	438,769	437,295
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 1.435% FRN 3/15/22 (a)	610,000	607,512
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 2.405% FRN 12/15/20 (a)	260,000	258,409
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	915,339
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070% 2.889% FRN 10/20/28 (a)	1,000,000	967,729

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Rail Leasing LP Series 2018-1A, Class A1, 3.820% 6/17/48 (a)	$494,544	$495,798
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	657,778	612,129
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	79,627	78,750
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	691,790
Triton Container Finance LLC Series 2017-2A, Class A, 3.620% 8/20/42 (a)	791,204	794,179
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	453,750	450,500
VSE VOI Mortgage LLC, Series 2018-A, Class C 4.020% 2/20/36 (a)	188,357	195,023
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	41,157	40,462
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	137,757	135,144
Westgate Resorts LLC Series 2017-1A, Class A, 3.050% 12/20/30 (a)	116,079	112,731
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	231,311	226,162
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	234,734	163,967
		43,793,574
Student Loans ABS — 10.3%
Access Group Inc. Series 2003-A, Class A3, 3 mo. CMT + 1.200% 1.220% FRN 7/01/38	3,726	3,722
Series 2004-A, Class A3, 28 day ARS,FRN 1.699% 7/01/39	400,000	393,614
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 7/25/58 (a)	140,000	121,985
College Ave Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 12/26/47 (a)	490,254	455,590
College Avenue Student Loans LLC Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 2.597% FRN 11/26/46 (a)	404,699	379,980
Series 2017-A, Class B, 4.500% 11/26/46 (a)	700,000	660,526
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + 0.490% 2.321% FRN 1/15/37	176,602	153,043
Commonbond Student Loan Trust Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	622,000	595,815
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	55,281	53,253
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	59,513	57,789
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	73,060	69,843
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	107,907	104,293
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	61,691	60,397
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.847% FRN 10/25/44 (a)	272,029	268,691
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 2.997% FRN 2/26/35 (a)	64,867	60,944
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 1.747% FRN 9/25/68 (a)	422,539	367,214
EdLinc Student Loan Funding, Series 2017-A, Class A, Update Replacements.xls: PRIME - 1.150% 3.600% FRN 12/01/47 (a)	405,882	401,571
Educational Funding of the South, Inc., Series 2011-1, Class A2, 3 mo. USD LIBOR + .650% 2.444% FRN 4/25/35	374,960	352,462
ELFI Graduate Loan Program LLC, Series 2018-A, Class B 4.000% 8/25/42 (a)	250,000	246,260
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS 2.271% FRN 1/01/44 (a)	950,000	828,465
Laurel Road Prime Student Loan Trust Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	319,000	318,340
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	191,853	183,790
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	212,697	209,718
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720% 1.425% FRN 12/15/59 (a)	170,000	161,536
Navient Student Loan Trust Series 2018-1A, Class A3, 1 mo. USD LIBOR + 0.720% 1.667% FRN 3/25/67 (a)	850,000	794,854
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.847% FRN 12/27/67 (a)	400,000	372,218
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 2.097% FRN 3/25/66 (a)	729,354	639,247
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.097% FRN 7/26/66 (a)	1,300,000	1,134,561
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 2.197% FRN 6/25/65 (a)	583,367	533,542
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 2.247% FRN 3/25/66 (a)	560,000	519,584
Series 2018-A, Class A1, 2.530% 2/18/42 (a)	50,689	48,526
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 2.697% FRN 12/26/40 (a)	131,551	124,399
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	94,728	94,747
Nelnet Student Loan Trust Series 2007-2A, Class A4A2, 28 day ARS 2.061% FRN 6/25/35 (a)	600,000	521,099
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 10/25/47 (a)	270,000	251,691
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 2.447% FRN 6/25/54 (a)	130,000	121,262
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 1.892% FRN 2/15/45	315,899	281,098
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	1,396	698,000
Series 2005-5, Class A4, 3 mo. USD LIBOR + 0.140% 1.934% FRN 10/25/28	185,437	175,358
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 1.994% FRN 1/27/42	952,813	839,152
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.004% FRN 10/25/40	379,970	339,315
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 2.084% FRN 1/25/44	517,044	457,769
Series 2003-14, Class A6, 3 mo. USD LIBOR + 0.300% 2.094% FRN 7/25/25	101,981	96,719
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.094% FRN 1/25/41	385,494	339,300
Series 2005-8, Class B, 3 mo. USD LIBOR + 0.310% 2.104% FRN 1/25/55	152,662	135,646

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 1.455% FRN 11/15/35 (a)	$500,000	$440,219
Series 2019-A, Class A2B, 1 mo. USD LIBOR + 0.870% 1.575% FRN 7/15/36 (a)	504,000	443,720
Series 2019-B, Class A2B, 1 mo. USD LIBOR + 1.000% 1.705% FRN 6/15/37 (a)	500,000	435,031
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.805% FRN 9/15/34 (a)	189,227	170,389
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.855% FRN 5/15/26 (a)	198,004	178,416
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 2.155% FRN 2/17/32 (a)	83,265	74,976
SoFi Professional Loan Program LLC Series 2015-A, Class RC, 0.000% 3/25/33 (a)	200	165,000
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	1,000,000	467,370
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,000,000	702,500
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	956,000	329,820
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	1,314,800	401,360
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.897% FRN 1/25/39 (a)	36,704	35,547
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 2.147% FRN 6/25/33 (a)	60,064	57,475
		18,928,751
WL Collateral CMO — 7.9%
Angel Oak Mortgage Trust Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	323,488	313,669
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (b)	800,000	664,111
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.615% VRN 8/25/34 (b)	3,757	3,369
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 2.577% FRN 8/25/49 (a)	1,562,627	1,433,719
Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	525,832	515,252
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (b)	391,000	315,007
Countrywide Home Loans, Inc. Series 2004-2, Class 1A1, 3.722% VRN 2/25/34 (b)	3,387	3,019
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	744	692
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	189,542	181,667
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (b)	550,000	460,750
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	428,935	407,188
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	335,303	318,932
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	469,610	448,924
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.304% VRN 8/25/34 (b)	1,078	1,043
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.885% VRN 8/25/34 (b)	6,646	5,713
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	278,847	282,138
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	439,195	444,429
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	325,732	321,430
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	367,476	371,978
Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class IA, 3.250% VRN 2/25/34 (b)	358	321
Series 2003-A4, Class IA, 4.678% VRN 7/25/33 (b)	364	323
New Residential Mortgage Loan Trust Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	251,022	257,313
Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	171,402	161,437
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	450,538	428,722
Onslow Bay Financial LLC, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	753,019	782,080
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	429,232	420,712
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	410,325	402,346
Sequoia Mortgage Trust Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	238,696	232,072
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	475,070	470,340
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	330,063	324,712
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	184,312	183,248
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	453,413	446,314
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	225,604	223,433
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	73,895	73,633
Series 2019-1, Class A4, 4.000% VRN 2/25/49 (a) (b)	62,114	60,785
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (b)	527,407	514,292
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	550,230	521,750
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 3.854% VRN 3/25/34 (b)	3,888	3,494
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	197,292	192,420
Verus Securitization Trust Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (b)	1,034,000	823,260
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (b)	430,000	347,283
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	872,654	849,577
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (b)	265,000	210,157
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.366% FRN 4/25/44	9,752	8,732
		14,431,786
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $105,506,938)		99,107,727

U.S. Government Agency Obligations and Instrumentalities — 1.2%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2014-131, Class BW 4.047% 5/20/41 (b)	94,155	97,611
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #C01079 7.500% 10/01/30	211	246
Pool #C01135 7.500% 2/01/31	886	1,029
Federal National Mortgage Association Pool #888586 1 year CMT + 2.196% 4.328% FRN 10/01/34	15,613	16,374
Pool #725692 1 year CMT + 2.138% 4.355% FRN 10/01/33	12,642	13,258
Pool #775539 12 mo. USD LIBOR + 1.636% 4.511% FRN 5/01/34	5,228	5,452
Pool #575667 7.000% 3/01/31	2,156	2,503
Pool #529453 7.500% 1/01/30	459	535
Pool #535996 7.500% 6/01/31	826	964
Pool #252926 8.000% 12/01/29	19	22
Pool #532819 8.000% 3/01/30	27	32
Pool #534703 8.000% 5/01/30	461	534
Pool #253437 8.000% 9/01/30	23	27
Pool #253481 8.000% 10/01/30	10	12
Pool #190317 8.000% 8/01/31	478	556
Pool #602008 8.000% 8/01/31	669	776
Pool #597220 8.000% 9/01/31	570	666

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #371146 7.000% 9/15/23	$40	$41
Pool #352022 7.000% 11/15/23	560	595
Pool #491089 7.000% 12/15/28	1,353	1,476
Pool #500928 7.000% 5/15/29	593	676
Pool #499410 7.000% 7/15/29	219	250
Pool #510083 7.000% 7/15/29	152	173
Pool #493723 7.000% 8/15/29	438	500
Government National Mortgage Association I Pool #581417 7.000% 7/15/32	2,110	2,416
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	586	601
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	125	129
		49,843
Whole Loans — 1.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.997% FRN 7/25/49 (a)	289,857	243,096
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.097% FRN 9/25/31 (a)	585,062	499,011
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.247% FRN 8/25/31 (a)	1,350,681	1,158,135
Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.450% 3.397% FRN 7/25/31 (a)	294,706	243,258
		2,143,500
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,682,691)		2,290,954

U.S. Treasury Obligations — 0.8%
U.S. Treasury Bonds & Notes — 0.8%
U.S. Treasury Note 8.000% 11/15/21 (c)	1,220,000	1,373,800

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,395,661)		1,373,800

TOTAL BONDS & NOTES (Cost $184,264,938)		174,514,518

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $147,532)		61,692

TOTAL LONG-TERM INVESTMENTS (Cost $184,412,470)		174,576,210

Short-Term Investments — 1.1%
Commercial Paper — 1.1%
Avangrid, Inc. 1.318% 4/03/20 (a)	2,000,000	1,999,571
		1,999,571
TOTAL SHORT-TERM INVESTMENTS (Cost $1,999,856)		1,999,571

TOTAL INVESTMENTS — 96.2% (Cost $186,412,326) (d)		176,575,781

Other Assets/(Liabilities) — 3.8%		6,934,204

NET ASSETS — 100.0%		$183,509,985

Abbreviation Legend
ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $109,357,582 or 59.59% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$61,692	$147,531	$(85,839)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/19/20	158	$20,819,474	$1,093,151

Short
90 Day Eurodollar	6/15/20	2	$(487,381)	$(9,994)
U.S. Treasury Ultra 10 Year	6/19/20	71	(10,364,110)	(714,109)
U.S. Treasury Note 2 Year	6/30/20	185	(40,060,072)	(710,748)
U.S. Treasury Note 5 Year	6/30/20	478	(57,643,677)	(2,278,104)
90 Day Eurodollar	9/14/20	2	(487,593)	(10,632)
90 Day Eurodollar	12/14/20	2	(487,568)	(10,732)
90 Day Eurodollar	3/15/21	2	(487,743)	(10,832)
90 Day Eurodollar	9/13/21	3	(731,728)	(15,985)
90 Day Eurodollar	3/14/22	3	(731,503)	(15,910)
90 Day Eurodollar	9/19/22	3	(731,203)	(15,647)
90 Day Eurodollar	3/13/23	2	(487,168)	(10,332)
90 Day Eurodollar	12/18/23	3	(730,078)	(15,385)
90 Day Eurodollar	12/16/24	7	(1,701,414)	(35,286)
				$(3,853,696)

Centrally Cleared Credit Default Swaps- Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	900,000	$3,126	$3,914	$(788)
CDX.NA.IG Series 34†	1.000%	Quarterly	6/20/25	USD	800,000	5,325	2,841	2,484
						$8,451	$6,755	$1,696

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD           U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.8%

Common Stock — 96.8%
Basic Materials — 2.5%
Mining — 2.5%
Compass Minerals International, Inc. (a)	20,715	$796,906
Kaiser Aluminum Corp.	17,805	1,233,531
		2,030,437
Communications — 1.6%
Internet — 1.2%
Q2 Holdings, Inc. (a) (b)	15,736	929,368
Media — 0.4%
Houghton Mifflin Harcourt Co. (b)	173,084	325,398
		1,254,766
Consumer, Cyclical — 10.8%
Auto Parts & Equipment — 2.5%
Dorman Products, Inc. (b)	16,786	927,762
Visteon Corp. (a) (b)	21,671	1,039,775
		1,967,537
Entertainment — 0.2%
Cedar Fair LP (c)	10,595	194,312
Retail — 8.1%
AutoNation, Inc. (b)	36,953	1,036,901
BJ's Wholesale Club Holdings, Inc. (a) (b)	55,440	1,412,057
Jack in the Box, Inc.	18,280	640,714
Suburban Propane Partners LP (c)	86,329	1,220,692
Texas Roadhouse, Inc.	27,979	1,155,533
The Wendy's Co.	68,180	1,014,518
		6,480,415
		8,642,264
Consumer, Non-cyclical — 26.3%
Biotechnology — 2.1%
Emergent BioSolutions, Inc. (b)	21,786	1,260,538
Twist Bioscience Corp. (a) (b)	12,413	379,589
		1,640,127
Commercial Services — 5.4%
ASGN, Inc. (b)	30,021	1,060,342
Korn Ferry	48,432	1,177,866
Monro, Inc. (a)	23,456	1,027,607
Paylocity Holding Corp. (b)	11,698	1,033,168
		4,298,983
Foods — 1.9%
BellRing Brands, Inc. Class A (b)	42,226	719,953
The Simply Good Foods Co. (b)	43,612	839,967
		1,559,920
Health Care – Products — 9.0%
Adaptive Biotechnologies Corp. (a) (b)	13,348	370,807
AtriCure, Inc. (b)	22,440	753,760
Inspire Medical Systems, Inc. (b)	16,982	1,023,675
Intersect ENT, Inc. (b)	26,510	314,143
Quidel Corp. (b)	17,707	1,731,922
Repligen Corp. (b)	15,622	1,508,148
Tandem Diabetes Care, Inc. (a) (b)	22,913	1,474,452
		7,176,907
Health Care – Services — 5.0%
Addus HomeCare Corp. (b)	14,948	1,010,485
LHC Group, Inc. (b)	16,887	2,367,557
Teladoc Health, Inc. (a) (b)	3,904	605,159
		3,983,201
Household Products & Wares — 1.2%
Acco Brands Corp.	197,948	999,637

Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc. (b)	5,013	294,915
Collegium Pharmaceutical, Inc. (a) (b)	27,328	446,266
G1 Therapeutics, Inc. (a) (b)	12,676	139,690
uniQure NV (a) (b)	10,020	475,449
		1,356,320
		21,015,095
Energy — 1.6%
Energy – Alternate Sources — 1.4%
Renewable Energy Group, Inc. (a) (b)	51,987	1,067,293
Pipelines — 0.2%
Noble Midstream Partners LP (c)	52,719	184,517
		1,251,810
Financial — 20.2%
Banks — 4.5%
The Bank of NT Butterfield & Son Ltd.	39,469	672,157
BankUnited, Inc.	17,279	323,117
Cathay General Bancorp	24,446	561,036
CrossFirst Bankshares, Inc. (a) (b)	8,451	70,989
Heritage Financial Corp.	42,872	857,440
IBERIABANK Corp.	19,833	717,161
Signature Bank	4,579	368,106
		3,570,006

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.4%
Federated Hermes, Inc.	20,156	$383,972
Focus Financial Partners, Inc. Class A (a) (b)	26,872	618,324
Stifel Financial Corp.	21,942	905,766
		1,908,062
Insurance — 1.9%
ProAssurance Corp.	44,902	1,122,550
ProSight Global, Inc. (a) (b)	41,995	409,451
		1,532,001
Real Estate Investment Trusts (REITS) — 6.4%
Brandywine Realty Trust	103,992	1,093,996
DiamondRock Hospitality Co.	175,415	891,108
EPR Properties	20,184	488,856
Four Corners Property Trust, Inc.	67,350	1,260,118
National Storage Affiliates Trust	31,348	927,901
SL Green Realty Corp. (a)	11,695	504,055
		5,166,034
Savings & Loans — 5.0%
Berkshire Hills Bancorp, Inc.	36,309	539,552
OceanFirst Financial Corp.	42,600	677,766
Pacific Premier Bancorp, Inc.	40,852	769,652
Sterling Bancorp	55,944	584,615
WSFS Financial Corp.	58,510	1,458,069
		4,029,654
		16,205,757
Industrial — 14.9%
Building Materials — 2.7%
Masonite International Corp. (b)	19,521	926,272
Summit Materials, Inc. Class A (b)	83,299	1,249,485
		2,175,757
Electrical Components & Equipment — 3.0%
Energizer Holdings, Inc.	25,433	769,348
EnerSys	12,621	624,992
Generac Holdings, Inc. (b)	10,693	996,267
		2,390,607
Electronics — 0.8%
Atkore International Group, Inc. (b)	30,789	648,724
Engineering & Construction — 3.1%
Comfort Systems USA, Inc.	10,864	397,079
KBR, Inc.	64,579	1,335,494
TopBuild Corp. (b)	10,074	721,701
		2,454,274
Environmental Controls — 1.2%
Evoqua Water Technologies Corp. (b)	50,214	562,899
US Ecology, Inc.	12,901	392,190
		955,089
Machinery – Diversified — 0.3%
Chart Industries, Inc. (b)	9,643	279,454
Metal Fabricate & Hardware — 1.9%
Mayville Engineering Co., Inc. (b)	34,830	213,508
Rexnord Corp.	56,931	1,290,626
		1,504,134
Miscellaneous - Manufacturing — 0.8%
EnPro Industries, Inc.	15,860	627,739
Transportation — 0.6%
CryoPort, Inc. (a) (b)	27,490	469,254

Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc. (a)	24,004	425,831
		11,930,863
Technology — 14.9%
Computers — 3.4%
CACI International, Inc. Class A (b)	8,116	1,713,694
Perspecta, Inc.	55,160	1,006,118
		2,719,812
Semiconductors — 4.9%
Brooks Automation, Inc.	39,467	1,203,743
MKS Instruments, Inc.	19,399	1,580,049
Semtech Corp. (b)	30,681	1,150,537
		3,934,329
Software — 6.6%
Bottomline Technologies de, Inc. (b)	27,631	1,012,676
Envestnet, Inc. (b)	10,166	546,727
j2 Global, Inc. (a)	22,062	1,651,341
Zynga, Inc. Class A (b)	302,903	2,074,886
		5,285,630
		11,939,771
Utilities — 4.0%
Electric — 1.4%
Avista Corp.	26,029	1,105,972

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 2.6%
National Fuel Gas Co. (a)	17,717	$660,667
South Jersey Industries, Inc. (a)	56,092	1,402,300
		2,062,967
		3,168,939

TOTAL COMMON STOCK (Cost $86,986,653)		77,439,702

TOTAL EQUITIES (Cost $86,986,653)		77,439,702

Mutual Funds — 1.9%
Diversified Financial Services — 1.9%
State Street Navigator Securities Lending Prime Portfolio (d)	1,557,070	1,557,070

TOTAL MUTUAL FUNDS (Cost $1,557,070)		1,557,070

TOTAL LONG-TERM INVESTMENTS (Cost $88,543,723)		78,996,772

	Principal Amount
Short-Term Investments — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$2,366,462	2,366,462

TOTAL SHORT-TERM INVESTMENTS (Cost $2,366,462)		2,366,462

TOTAL INVESTMENTS — 101.7% (Cost $90,910,185) (f)		81,363,234

Other Assets/(Liabilities) — (1.7)%		(1,347,862)

NET ASSETS — 100.0%		$80,015,372

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $13,393,329 or 16.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $12,318,808 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,366,462. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,413,887.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Special Situations Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.5%

Common Stock — 98.5%
Basic Materials — 7.0%
Chemicals — 7.0%
The Chemours Co.	43,100	$382,297
Dow, Inc. (a)	21,000	614,040
DuPont de Nemours, Inc.	6,600	225,060
Ingevity Corp. (a)	6,639	233,693
Rayonier Advanced Materials, Inc.	4,600	4,876
		1,459,966
Communications — 11.1%
Media — 11.1%
Altice USA, Inc. Class A (a)	23,956	533,979
Cable One, Inc.	500	822,005
Liberty Broadband Corp. Class A (a)	3,500	374,500
Liberty Latin America Ltd. Class A (a)	54,100	569,132
		2,299,616
Consumer, Cyclical — 4.7%
Apparel — 1.7%
Kontoor Brands, Inc. (a) (b)	18,900	362,313
Distribution & Wholesale — 1.5%
IAA, Inc. (a)	10,300	308,588
Resideo Technologies, Inc. (a)	510	2,469
		311,057
Home Furnishing — 1.0%
Hamilton Beach Brands Holding Co. Class A	21,200	201,612
Leisure Time — 0.3%
Brunswick Corp.	1,500	53,055
Retail — 0.2%
J Alexander's Holdings, Inc. (a)	11,500	44,045
		972,082
Consumer, Non-cyclical — 27.6%
Biotechnology — 0.7%
Corteva, Inc. (a)	6,600	155,100
Commercial Services — 8.2%
PayPal Holdings, Inc. (a)	17,774	1,701,683

Foods — 1.7%
Lamb Weston Holdings, Inc.	6,300	359,730
Health Care – Products — 11.0%
Danaher Corp.	5,400	747,414
Varex Imaging Corp. (a)	7,500	170,325
West Pharmaceutical Services, Inc.	8,920	1,358,070
		2,275,809
Pharmaceuticals — 6.0%
Zoetis, Inc.	10,538	1,240,217
		5,732,539
Energy — 2.1%
Oil & Gas — 2.1%
Murphy USA, Inc. (a)	5,000	421,800
Financial — 4.1%
Banks — 0.6%
City Holding Co.	1,809	120,353
Diversified Financial Services — 0.7%
Synchrony Financial	9,540	153,498
Real Estate Investment Trusts (REITS) — 2.8%
Four Corners Property Trust, Inc.	10,300	192,713
Gaming and Leisure Properties, Inc.	13,900	385,169
		577,882
		851,733
Industrial — 32.8%
Electronics — 18.0%
Allegion PLC	8,500	782,170
Fortive Corp.	5,900	325,621
Honeywell International, Inc.	3,060	409,397
Keysight Technologies, Inc. (a)	25,949	2,171,412
nVent Electric PLC	2,340	39,476
		3,728,076
Engineering & Construction — 11.4%
Arcosa, Inc.	51,488	2,046,133
Jacobs Engineering Group, Inc.	4,100	325,007
		2,371,140
Machinery – Construction & Mining — 2.8%
Oshkosh Corp.	9,202	591,965
Machinery – Diversified — 0.6%
Welbilt, Inc. (a)	24,400	125,172
		6,816,353

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 9.1%
Computers — 9.1%
Hewlett Packard Enterprise Co.	147,300	$1,430,283
Perspecta, Inc.	25,437	463,971
		1,894,254

TOTAL COMMON STOCK (Cost $22,429,350)		20,448,343

TOTAL EQUITIES (Cost $22,429,350)		20,448,343

TOTAL LONG-TERM INVESTMENTS (Cost $22,429,350)		20,448,343

	Principal Amount
Short-Term Investments — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$335,398	335,398

TOTAL SHORT-TERM INVESTMENTS (Cost $335,398)		335,398

TOTAL INVESTMENTS — 100.1% (Cost $22,764,748) (d)		20,783,741

Other Assets/(Liabilities) — (0.1)%		(19,996)

NET ASSETS — 100.0%		$20,763,745

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $358,690 or 1.73% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $377,031 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $335,398. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $342,616.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.4%

Common Stock — 93.4%
Bermuda — 2.6%
Credicorp Ltd.	12,952	$1,853,042
Jardine Strategic Holdings Ltd.	46,889	1,037,885
		2,890,927
Brazil — 4.5%
Ambev SA	272,713	625,611
Ambev SA ADR	61,612	141,708
Atacadao SA	245,700	975,499
B3 SA - Brasil Bolsa Balcao	119,653	826,686
Itau Unibanco Holding SA Sponsored ADR	228,963	1,028,044
Vale SA Sponsored ADR	162,124	1,344,008
		4,941,556
Cayman Islands — 24.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	29,924	5,819,620
Baozun, Inc. ADR (a) (b)	19,296	539,130
Budweiser Brewing Co. APAC Ltd. (a) (c)	735,500	1,889,807
Huazhu Group Ltd. ADR (b)	107,237	3,080,919
Hutchison China MediTech Ltd. ADR (a)	10,405	185,729
Innovent Biologics, Inc. (a) (c)	147,000	618,006
Meituan Dianping, Class B (a)	118,500	1,422,062
OneConnect Financial Technology Co. Ltd. (a)	49,687	504,323
Pagseguro Digital Ltd. Class A (a) (b)	53,249	1,029,303
StoneCo Ltd. Class A (a) (b)	16,313	355,134
Tencent Holdings Ltd.	155,909	7,602,368
Wuxi Biologics Cayman, Inc. (a) (c)	44,500	573,675
ZTO Express Cayman, Inc. ADR (a)	113,862	3,015,066
		26,635,142
Chile — 0.6%
SACI Falabella	324,841	715,796
China — 5.1%
China International Capital Corp. Ltd. Class H (c)	305,200	491,324
Jiangsu Hengrui Medicine Co. Ltd. Class A	258,960	3,370,054
Ping An Insurance Group Co. of China Ltd. Class A	168,762	1,651,732
Shanghai Junshi Bioscience Class H (a) (c)	25,800	96,011
		5,609,121
Colombia — 0.4%
Grupo Aval Acciones y Valores SA	91,386	400,271
Egypt — 0.5%
Commercial International Bank Egypt SAE	156,047	579,971
France — 6.3%
Kering SA	13,296	6,937,781
LVMH Moet Hennessy Louis Vuitton SE	109	40,461
		6,978,242
Hong Kong — 4.9%
AIA Group Ltd.	565,000	5,082,910
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	96,000	324,282
		5,407,192
India — 9.4%
Housing Development Finance Corp. Ltd.	195,271	4,149,825
Kotak Mahindra Bank Ltd.	187,438	3,149,818
Oberoi Realty Ltd.	75,766	335,982
Tata Consultancy Services Ltd.	92,434	2,206,467
Zee Entertainment Enterprises Ltd.	315,798	515,020
		10,357,112
Indonesia — 1.0%
Bank Central Asia Tbk PT	379,100	641,034
Indocement Tunggal Prakarsa Tbk PT	337,997	258,225
Semen Indonesia Persero Tbk PT	331,200	154,457
		1,053,716
Italy — 2.0%
Brunello Cucinelli SpA	133	4,046
Moncler SpA	28,090	1,025,428
PRADA SpA	411,000	1,199,778
		2,229,252
Mexico — 6.3%
Alsea SAB de CV (a)	243,074	154,211
America Movil SAB de CV Sponsored ADR	62,675	738,312
Fomento Economico Mexicano SAB de CV	424,642	2,581,773
Fomento Economico Mexicano SAB de CV Sponsored ADR	10,777	652,116
Grupo Aeroportuario del Sureste SAB de CV Class B	41,904	394,990
Grupo Financiero Banorte SAB de CV Class O	163,349	447,579
Grupo Financiero Inbursa SAB de CV Class O	685,724	491,403
Grupo Mexico SAB de CV Series B	805,630	1,493,926
		6,954,310
Netherlands — 1.5%
Yandex NV Class A (a)	48,895	1,664,875
Philippines — 2.4%
Ayala Land, Inc.	1,435,500	857,348
SM Investments Corp.	93,115	1,504,174
SM Prime Holdings, Inc.	423,012	237,166
		2,598,688
Republic of Korea — 2.2%
Amorepacific Corp.	3,959	545,753
AMOREPACIFIC Group	5,072	228,664
Samsung Biologics Co. Ltd. (a) (c)	4,093	1,603,980
		2,378,397

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Russia — 6.9%
LUKOIL PJSC Sponsored ADR	7,989	$476,137
LUKOIL PJSC Sponsored ADR	544	32,183
MMC Norilsk Nickel PJSC	1,055	261,328
MMC Norilsk Nickel PJSC ADR (b)	964	23,387
MMC Norilsk Nickel PJSC ADR (Russia)	13,799	341,709
Novatek PJSC Sponsored GDR Registered (b) (c)	31,597	3,623,468
Novatek PJSC Sponsored GDR Registered (c)	3,074	354,432
Polyus PJSC GDR (c) (d)	4,342	296,124
Sberbank of Russia PJSC	904,451	2,144,830
		7,553,598
South Africa — 1.5%
FirstRand Ltd. (b)	745,779	1,675,529
Taiwan — 6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	745,000	6,649,880
Turkey — 1.6%
Akbank T.A.S. (a)	763,895	635,212
Anadolu Efes Biracilik Ve Malt Sanayii AS	132,968	345,858
BIM Birlesik Magazalar AS	45,429	341,802
Turkiye Garanti Bankasi AS (a)	327,803	394,504
		1,717,376
United Kingdom — 0.1%
Glencore PLC	72,419	110,530
United States — 3.4%
MercadoLibre, Inc. (a)	201	98,205
Yum China Holdings, Inc.	86,851	3,702,458
		3,800,663

TOTAL COMMON STOCK (Cost $109,829,052)		102,902,144

Preferred Stock — 3.0%
Brazil — 1.1%
Lojas Americanas SA 0.640%
	348,903	1,208,648
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	503,840	19,647
Singapore — 1.9%
Grab Holdings, Inc., (Acquired 6/18/19, Cost $2,160,355) (a) (d) (e) (f)	350,542	2,160,355

TOTAL PREFERRED STOCK (Cost $3,873,009)		3,388,650

TOTAL EQUITIES (Cost $113,702,061)		106,290,794

Mutual Funds — 0.5%
United States — 0.5%
State Street Navigator Securities Lending Prime Portfolio (g)	544,436	544,436

TOTAL MUTUAL FUNDS (Cost $544,436)		544,436

TOTAL LONG-TERM INVESTMENTS (Cost $114,246,497)		106,835,230

	Principal Amount
Short-Term Investments — 3.6%
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (h)	$3,956,495	3,956,495

TOTAL SHORT-TERM INVESTMENTS (Cost $3,956,495)		3,956,495

TOTAL INVESTMENTS — 100.5% (Cost $118,202,992) (i)		110,791,725

Other Assets/(Liabilities) — (0.5)%		(590,389)

NET ASSETS — 100.0%		$110,201,336

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,930,342 or 2.66% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,352,296 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $9,871,109 or 8.96% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $2,456,479 or 2.23% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $2,160,355 or 1.96% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $3,956,495. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,038,719.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund ("Asset Momentum Fund")

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Special Situations Fund ("Special Situations Fund")

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

2.	Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2020, for the remaining Funds' investments:

Asset Momentum Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$4,296,786	$2,115,614	*	$—	$6,412,400
U.S. Treasury Obligations	—	6,066,359		—	6,066,359
Mutual Funds	15,269,311	—		—	15,269,311
Short-Term Investments	—	4,027,681		—	4,027,681
Total Investments	$19,566,097	$12,209,654		$—	$31,775,751
Liability Derivatives
Futures Contracts	$(706,644)	$—		$—	$(706,644)

Notes to Portfolio of Investments (Unaudited) (Continued)

Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$378,933,428	$—	$—	$378,933,428
Preferred Stock	487,200	—	—	487,200
Corporate Debt	—	80,338,588	—	80,338,588
Municipal Obligations	—	1,672,578	—	1,672,578
Non-U.S. Government Agency Obligations	—	74,572,514	—	74,572,514
Sovereign Debt Obligations	—	1,752,381	—	1,752,381
U.S. Government Agency Obligations and Instrumentalities	—	66,718,666	—	66,718,666
U.S. Treasury Obligations	—	8,367,021	—	8,367,021
Purchased Options	—	369,054	—	369,054
Rights	97,189	—	—	97,189
Mutual Funds	610,776	—	—	610,776
Short-Term Investments	—	42,934,072	—	42,934,072
Total Investments	$380,128,593	$276,724,874	$—	$656,853,467
Asset Derivatives
Futures Contracts	$2,949,394	$—	$—	$2,949,394
Swap Agreements	—	10,476	—	10,476
Total	$2,949,394	$10,476	$—	$2,959,870
Liability Derivatives
Futures Contracts	$(543,422)	$—	$—	$(543,422)

Notes to Portfolio of Investments (Unaudited) (Continued)

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$9,544,545	$—	$9,544,545
Corporate Debt	—	77,729,837	—	77,729,837
Municipal Obligations	—	461,385	—	461,385
Non-U.S. Government Agency Obligations	—	69,844,533	—	69,844,533
Sovereign Debt Obligations	—	1,079,727	—	1,079,727
U.S. Government Agency Obligations and Instrumentalities	—	58,033,291	—	58,033,291
U.S. Treasury Obligations	—	90,565,877	—	90,565,877
Mutual Funds	154,275	—	—	154,275
Short-Term Investments	—	9,651,056	—	9,651,056
Total Investments	$154,275	$316,910,251	$—	$317,064,526

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$580,410,017	$—	$—	$580,410,017
Preferred Stock	3,216,643	—	—	3,216,643
Corporate Debt	—	82,561	—	82,561
Mutual Funds	5,744,580	—	—	5,744,580
Short-Term Investments	—	3,582,538	—	3,582,538
Total Investments	$589,371,240	$3,665,099	$—	$593,036,339

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$191,606	$356,962	$—	+**	$548,568
Preferred Stock	—	—	—		—
Bank Loans	—	5,739,991	—		5,739,991
Corporate Debt	—	101,899,830	231,906	**	102,131,736
Warrants	—	—	263	**	263
Mutual Funds	4,597,363	—	—		4,597,363
Total Investments	$4,788,969	$107,996,783	$232,169		$113,017,921

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$3,489,914	$—	$3,489,914
Municipal Obligations	—	41,972	—	41,972
Non-U.S. Government Agency Obligations	—	183,610,485	—	183,610,485
U.S. Government Agency Obligations and Instrumentalities	—	1,533,927	—	1,533,927
U.S. Treasury Obligations	—	65,752,513	—	65,752,513
Purchased Options	—	1,072,161	—	1,072,161
Short-Term Investments	—	69,496,692	—	69,496,692
Total Investments	$—	$324,997,664	$—	$324,997,664
Asset Derivatives
Futures Contracts	$205,180	$—	$—	$205,180
Swap Agreements	—	1,360,398	—	1,360,398
Total	$205,180	$1,360,398	$—	$1,565,578
Liability Derivatives
Futures Contracts	(244,452)	—	—	(244,452)
Swap Agreements	—	(395,315)	—	(395,315)
Total	$(244,452)	$(395,315)	$—	$(639,767)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,314,200	$—	$—	$2,314,200
Corporate Debt	—	345,843,941	—	345,843,941
Municipal Obligations	—	5,967,805	—	5,967,805
Non-U.S. Government Agency Obligations	—	323,859,919	—	323,859,919
Sovereign Debt Obligations	—	7,042,755	—	7,042,755
U.S. Government Agency Obligations and Instrumentalities	—	247,197,146	—	247,197,146
U.S. Treasury Obligations	—	15,009,595	—	15,009,595
Purchased Options	—	1,829,518	—	1,829,518
Mutual Funds	2,288,213	—	—	2,288,213
Short-Term Investments	—	130,676,274	—	130,676,274
Total Investments	$4,602,413	$1,077,426,953	$—	$1,082,029,366
Asset Derivatives
Futures Contracts	$11,855,755	$—	$—	$11,855,755
Swap Agreements	—	43,989	—	43,989
Total	$11,855,755	$43,989	$—	$11,899,744
Liability Derivatives
Futures Contracts	$(2,056,283)	$—	$—	$(2,056,283)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$71,279,873	$—	$71,279,873
Municipal Obligations	—	462,164	—	462,164
Non-U.S. Government Agency Obligations	—	99,107,727	—	99,107,727
U.S. Government Agency Obligations and Instrumentalities	—	2,290,954	—	2,290,954
U.S. Treasury Obligations	—	1,373,800	—	1,373,800
Purchased Options	—	61,692	—	61,692
Short-Term Investments	—	1,999,571	—	1,999,571
Total Investments	$—	$176,575,781	$—	$176,575,781
Asset Derivatives
Futures Contracts	$1,093,151	$—	$—	$1,093,151
Swap Agreements	—	8,451	—	8,451
Total	$1,093,151	$8,451	$—	$1,101,602
Liability Derivatives
Futures Contracts	$(3,853,696)	$—	$—	$(3,853,696)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Bermuda	$1,853,042	$1,037,885	$—	$2,890,927
Brazil	4,941,556	—	—	4,941,556
Cayman Islands	14,529,224	12,105,918	—	26,635,142
Chile	715,796	—	—	715,796
China	—	5,609,121	—	5,609,121
Colombia	400,271	—	—	400,271
Egypt	—	579,971	—	579,971
France	—	6,978,242	—	6,978,242
Hong Kong	—	5,407,192	—	5,407,192
India	—	10,357,112	—	10,357,112
Indonesia	—	1,053,716	—	1,053,716
Italy	—	2,229,252	—	2,229,252
Mexico	6,954,310	—	—	6,954,310
Netherlands	1,664,875	—	—	1,664,875
Philippines	—	2,598,688	—	2,598,688
Republic of Korea	—	2,378,397	—	2,378,397
Russia	354,432	7,199,166	—	7,553,598
South Africa	—	1,675,529	—	1,675,529
Taiwan	—	6,649,880	—	6,649,880
Turkey	—	1,717,376	—	1,717,376
United Kingdom	—	110,530	—	110,530
United States	3,800,663	—	—	3,800,663
Preferred Stock
Brazil	1,208,648	—	—	1,208,648
India	19,647	—	—	19,647
Singapore	—	—	2,160,355	2,160,355
Mutual Funds	544,436	—	—	544,436
Short-Term Investments	—	3,956,495	—	3,956,495
Total Investments	$36,986,900	$71,644,470	$2,160,355	$110,791,725

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2020 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for March 31, 2020 is not presented.

+	Represents a security at $0 value as of March 31, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2020, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$31,580,228	$2,002,798	$(1,807,275)	$195,523
Blend Fund	610,312,494	95,676,552	(49,135,579)	46,540,973
Dynamic Bond Fund	325,887,428	14,068,767	(22,891,669)	(8,822,902)
Equity Fund	670,866,488	32,934,381	(110,764,530)	(77,830,149)
Equity Rotation Fund	28,423,656	1,734,689	(3,648,223)	(1,913,534)
High Yield Fund	131,328,766	1,388,658	(19,699,503)	(18,310,845)
Inflation-Protected and Income Fund	332,646,718	4,710,488	(12,359,542)	(7,649,054)
Managed Bond Fund	1,126,179,720	21,796,722	(65,947,076)	(44,150,354)
Short-Duration Bond Fund	186,412,326	1,252,411	(11,088,956)	(9,836,545)
Small Cap Equity Fund	90,910,185	13,433,190	(22,980,141)	(9,546,951)
Special Situations Fund	22,764,748	3,850,968	(5,831,975)	(1,981,007)
Strategic Emerging Markets Fund	118,202,992	10,688,976	(18,100,243)	(7,411,267)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds' net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world.  Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.